UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number: 811-05970

Cash Account Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	4/30

Date of reporting period:	4/30/2021

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

This N-CSR filing contains the annual reports relating to the classes of the following series of the registrant:

DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio — Service Shares

DWS Government & Agency Securities Portfolio — DWS Government & Agency Money Fund

DWS Government & Agency Securities Portfolio — DWS Government Cash Institutional Shares and Government Cash Managed Shares

DWS Tax-Exempt Portfolio — DWS Tax-Exempt Cash Premier Shares and Tax-Exempt Cash Managed Shares

DWS Tax-Exempt Portfolio — DWS Tax-Exempt Money Fund

DWS Tax-Exempt Portfolio — Tax-Free Investment Class

DWS Tax-Exempt Portfolio — DWS Tax-Free Money Fund Class S

April 30, 2021
Annual Report
to Shareholders
Cash Account Trust
Service Shares
DWS Government & Agency Securities Portfolio
DWS Tax-Exempt Portfolio

Contents
4	Portfolio Management Review
DWS Government & Agency Securities Portfolio
9	Portfolio Summary
10	Investment Portfolio
14	Statement of Assets and Liabilities
16	Statement of Operations
17	Statements of Changes in Net Assets
18	Financial Highlights
DWS Tax-Exempt Portfolio
19	Portfolio Summary
20	Investment Portfolio
33	Statement of Assets and Liabilities
35	Statement of Operations
36	Statements of Changes in Net Assets
37	Financial Highlights
38	Notes to Financial Statements
52	Report of Independent Registered Public Accounting Firm
54	Information About Each Fund’s Expenses
56	Tax Information
56	Other Information
57	Advisory Agreement Board Considerations and Fee Evaluation
67	Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider a fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about each fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2 |	Cash Account Trust — Service Shares

You could lose money by investing in the Funds. Although the Funds seek to preserve the value of your investment at $1.00 per share, each Fund cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The DWS Tax-Exempt Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the DWS Tax-Exempt Portfolio’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain a fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on a fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares in a fund may have a significant adverse effect on the share prices of all classes of shares within that fund. Please read the prospectus for specific details regarding each Fund’s risk profile.
War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.
Cash Account Trust — Service Shares	| 3

Portfolio Management Review	(Unaudited)
Market Overview
All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Funds’ most recent month-end performance. The 7-day current yield refers to the income paid by the Funds over a 7-day period expressed as an annual percentage rate of each Fund’s shares outstanding. Yields fluctuate and are not guaranteed.
Over the past 12 months ended April 30, 2021, yields across the money market yield curve fluctuated based on the status of the U.S. economy, evolving U.S. Federal Reserve (Fed) statements and actions, federal, state and local responses to the coronavirus pandemic, and investor sentiment regarding the November 2020 election.
In response to severe economic disruptions from the onset of the COVID-19 pandemic in the first quarter of 2020, the Fed had enacted a series of measures to gradually restore liquidity to the money markets and boost confidence in financial markets overall. The Fed cut short-term rates by 1.5 percentage points, re-initiated quantitative easing through significant purchases of Treasury, agency, mortgage and high yield securities, restarted liquidity facilities that had been effective in boosting market liquidity during the 2008 financial crisis, and added new facilities. On the fiscal side, Congress began its stimulus efforts by passing a $2.3 trillion aid package that included direct payments to individuals, enhanced unemployment benefits and loans to small businesses. These actions helped to stabilize equity markets and boost investor confidence. Liquidity within the money markets, which initially had been significantly disrupted by the pandemic, was aided to a tremendous degree by these monetary and fiscal measures. As a result, by the end of April 2020 money markets had largely normalized.
The U.S. economy attempted to restart during May 2020 as some states began to emerge from lockdowns, consumer spending picked up, and job gains were registered following massive declines in employment during the preceding months. However, most other U.S. economic data remained at reduced levels, as second-quarter 2020 GDP experienced its worst three-month contraction in U.S. history. As investor sentiment became tied to how well COVID-19 could be contained until the implementation of effective vaccines, June and July saw a number of
4 |	Cash Account Trust — Service Shares

setbacks, as several states were forced to freeze or reverse re-openings because of local coronavirus outbreaks.
During early fall 2020 through the end of last year, investors anxiously awaited the outcome of the U.S. election, witnessed significant political disruptions, and waited to see whether Congress and the previous Administration could agree on another stimulus package. A relief package, though smaller than anticipated, finally was approved near the end of last year.
“We continue to apply what we believe to be a careful approach to investing on behalf of the Funds and to seek competitive yield for our shareholders.”
Coming into 2021, investors welcomed the resolution of the presidential election as well as the passage of an additional $900 billion fiscal package on January 12, and financial markets assumed a “risk on”  posture. In light of the fiscal stimulus and the Fed’s strong monetary support, short-term rates declined significantly during the first quarter of 2021. In addition, the U.S. Treasury’s recent decision to reduce the volume of Treasury bills outstanding also exerted downward pressure on short-term rates. By the end of the 12-month period, money market rates had approached their lowest levels since the 2008 financial crisis.
As of April 30, 2021, yields of one-month, six-month and one-year Treasury bills were 0.01%, 0.03% and 0.05%, respectively, versus 0.10%, 0.11% and 0.16%, respectively, as of April 30, 2020 (source: U.S. Department of the Treasury).
Positive Contributors to Fund Performance
DWS Government & Agency Securities Portfolio seeks to provide maximum current income consistent with stability of capital.
Within the DWS Government & Agency Securities Portfolio, we were able to maintain what we believe to be a competitive yield for the Fund during its annual period ended April 30, 2021. For much of the period, the Fund invested in overnight agency and Treasury repurchase agreements (repo)
Cash Account Trust — Service Shares	| 5

for liquidity, and looked for yield opportunities from three-month agency and Treasury securities.
DWS Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.
For the DWS Tax Exempt Portfolio, we sought to achieve an attractive yield by implementing a strategic balance of short liquidity instruments, as well as longer-term products. Given a relatively flat tax-exempt money market yield curve during much of the period, the Tax-Exempt Portfolio maintained a significant overweight in floating rate VRDNs (Variable Rate Demand Notes) in light of our expectations that during the second half of 2021 short-term tax-exempt rates could move somewhat higher. (The interest rate of variable rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.)
Negative Contributors to Fund Performance
During the 12-month period, in the case of the Government & Agency Securities Portfolio, investments in agency and Treasury floating-rate securities detracted from overall returns due to significant decreases in yields at the front end of the yield curve (those with the shortest maturities). More generally, the securities that both the Government & Agency Securities and Tax-Exempt portfolios invested in had shorter maturities with generally lower yields, rather than longer maturities with generally higher yields, which carry more interest rate risk. In the end, this cost the Fund some yield, but we believe that this represented a prudent approach to preserving principal.
Outlook and Positioning
At present, the Fed is continuing its extremely accommodative monetary stance. The U.S. central bank recently stated its intention to maintain a near-zero federal funds rate at least through 2022 as well as an aggressive quantitative easing program, as it attempts to aid the economy generally and the travel and hospitality segments in particular. In addition, with
6 |	Cash Account Trust — Service Shares

approximately $5 trillion in fiscal stimulus now circulating through the U.S. economy, and the possibility for additional stimulus from the Biden administration’s infrastructure proposals, we look for economic growth to accelerate in the second half of this year, and for eventual increases in money market rates from an anticipated rebound in short-term agency and Treasury security supply. Given this environment, we plan to maintain a slightly extended duration stance during the second quarter, and will look to shorten duration during the remainder of the year while we seek to take advantage of expected higher front-end yields.
We continue our insistence on what we believe to be the highest credit quality within the Funds. We also plan to maintain what we believe to be our conservative investment strategies and standards under the current market conditions. We continue to apply what we believe to be a careful approach to investing on behalf of the Funds and to seek competitive yield for our shareholders.
Fund Performance  (as of April 30, 2021)
Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.
You could lose money by investing in the Funds. Although the Funds seek to preserve the value of your investment at $1.00 per share, each Fund cannot guarantee it will do so. The DWS Tax-Exempt Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the DWS Tax-Exempt Portfolio’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.
7-Day Current Yield
DWS Government & Agency Securities Portfolio — Service Shares	0.01%*
DWS Tax-Exempt Portfolio — Service Shares	0.01%*
Equivalent Taxable Yield	0.02%**
Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the Funds over a 7-day period expressed as an annual percentage rate of the Funds’ shares outstanding. For the most current yield information, visit our Web site at dws.com.
*	The 7-Day Current Yield would have been –1.03% and –0.88% for DWS Government & Agency Securities Portfolio — Service Shares and DWS Tax-Exempt Portfolio — Service Shares respectively, had certain expenses not been reduced.
**	The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the DWS Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 40.8%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.
Cash Account Trust — Service Shares	| 7

Portfolio Management Team
A group of investment professionals is responsible for the day-to-day management of the Fund. These investment professionals have a broad range of experience managing money market funds.
The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.
Terms to Know
Gross domestic product (GDP) is the monetary value of goods and services produced within a country’s borders in a specific time frame.
The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.
Floating-rate securities are debt instruments with floating-rate coupons that generally reset every 30 to 90 days. While floating-rate securities are senior to equity and fixed- income securities, there is no guaranteed return of principal in case of default. Floating- rate issues often have less interest-rate risk than other fixed-income investments.
Floating-rate securities are most often secured assets, generally senior to a company’s secured debt, and can be transferred to debt holders, resulting in potential downside risk.
A repurchase agreement, or “overnight repo,”  is an agreement between a seller and a buyer, usually of government securities, where the seller agrees to repurchase the securities at a given price and usually at a stated time. Repos are widely used money market instruments that serve as an interest-bearing, short-term “parking place”  for large sums of money.
8 |	Cash Account Trust — Service Shares

Portfolio Summary	(Unaudited)
DWS Government & Agency Securities Portfolio
Asset Allocation (As a % of Investment Portfolio)	4/30/21	4/30/20
Government & Agency Obligations	79%	69%
Repurchase Agreements	21%	31%
	100%	100%
Weighted Average Maturity	4/30/21	4/30/20
Cash Account Trust — DWS Government & Agency Securities Portfolio	39 days	19 days
iMoneyNet Money Fund Average™ — Gov’t & Agency Retail*	35 days	35 days
*	The Fund is compared to its respective iMoneyNet Money Fund Average category: Gov’t & Agency Retail — Category includes the most broadly based of the government retail funds. These funds may invest in U.S. Treasury securities, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 10. A quarterly Fact Sheet is available on dws.com or upon request.
Cash Account Trust — Service Shares	| 9

Investment Portfolio	as of April 30, 2021
	Principal Amount ($)	Value ($)
Government & Agency Obligations 82.2%
U.S. Government Sponsored Agencies 18.0%
Federal Farm Credit Bank:
SOFR + 0.07%, 0.08% (a), 8/11/2022	20,000,000	20,001,298
0.35% (b), 5/7/2021	22,000,000	21,999,803
Federal Home Loan Bank:
SOFR + 0.01%, 0.02% (a), 5/3/2021	52,500,000	52,500,000
SOFR + 0.01%, 0.02% (a), 1/13/2022	15,000,000	15,000,000
SOFR + 0.015%, 0.025% (a), 8/27/2021	18,500,000	18,500,000
0.04% (b), 5/12/2021	45,000,000	44,999,464
0.041% (b), 6/4/2021	6,000,000	5,999,773
0.041% (b), 6/14/2021	4,000,000	3,999,804
0.041% (b), 10/20/2021	30,000,000	29,994,267
1-month USD-LIBOR minus 0.01%, 0.101% (a), 5/3/2021	15,250,000	15,249,991
SOFR + 0.12%, 0.13% (a), 2/28/2022	21,000,000	21,000,000
Federal Home Loan Mortgage Corp.:
SOFR + 0.07%, 0.08% (a), 2/25/2022	47,000,000	47,000,000
0.096%, 8/11/2021	60,000,000	60,000,000
SOFR + 0.095%, 0.105% (a), 8/19/2022	23,000,000	23,000,000
SOFR + 0.145%, 0.155% (a), 12/9/2021	10,000,000	10,000,000
SOFR + 0.15%, 0.16% (a), 3/4/2022	21,000,000	20,983,021
SOFR + 0.19%, 0.2% (a), 6/2/2022	10,000,000	10,000,000
Federal National Mortgage Association:
SOFR + 0.075%, 0.085% (a), 6/4/2021	40,000,000	40,000,000
SOFR + 0.3%, 0.31% (a), 1/7/2022	18,500,000	18,500,000
SOFR + 0.31%, 0.32% (a), 10/25/2021	7,500,000	7,500,000
		486,227,421
U.S. Treasury Obligations 64.2%
U.S. Treasury Bills:
0.001% (b), 5/4/2021	25,000,000	24,999,999
0.002% (b), 5/4/2021	39,500,000	39,499,998
0.01% (b), 5/6/2021	60,500,000	60,499,916
0.01% (b), 5/18/2021	23,500,000	23,499,902
0.016% (b), 6/24/2021	40,000,000	39,999,040
0.02% (b), 7/29/2021	7,380,000	7,379,635
0.03% (b), 6/17/2021	50,000,000	49,998,042
0.031% (b), 5/11/2021	100,000,000	99,999,071
0.031% (b), 11/4/2021	125,000,000	124,980,726
The accompanying notes are an integral part of the financial statements.
10 |	Cash Account Trust — Service Shares

	Principal Amount ($)	Value ($)
0.035% (b), 5/4/2021	70,000,000	69,999,790
0.035% (b), 10/28/2021	95,000,000	94,983,375
0.036% (b), 5/11/2021	35,000,000	34,999,728
0.036% (b), 10/7/2021	40,000,000	39,993,728
0.039% (b), 6/3/2021	45,000,000	44,998,527
0.041% (b), 7/20/2021	15,000,000	14,998,667
0.042% (b), 5/18/2021	70,000,000	69,998,790
0.042% (b), 6/10/2021	130,000,000	129,994,005
0.042% (b), 10/21/2021	100,000,000	99,980,297
0.043% (b), 6/1/2021	145,000,000	144,994,693
0.046% (b), 6/3/2021	105,000,000	104,995,526
0.076% (b), 5/18/2021	30,000,000	29,998,763
0.091% (b), 5/27/2021	100,000,000	99,993,500
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield + 0.055%, 0.075% (a), 7/31/2022	22,500,000	22,499,525
3-month U.S. Treasury Bill Money Market Yield + 0.114%, 0.134% (a), 4/30/2022	125,000,000	125,092,219
3-month U.S. Treasury Bill Money Market Yield + 0.22%, 0.24% (a), 7/31/2021	91,500,000	91,550,389
3-month U.S. Treasury Bill Money Market Yield + 0.3%, 0.32% (a), 10/31/2021	40,000,000	40,059,533
		1,729,987,384
Total Government & Agency Obligations (Cost $2,216,214,805)		2,216,214,805
Repurchase Agreements 22.4%
Barclays Bank PLC, 0.01%, dated 4/30/2021, to be repurchased at $138,800,116 on 5/3/2021 (c)	138,800,000	138,800,000
BNP Paribas, 0.005%, dated 4/30/2021, to be repurchased at $121,500,506 on 5/3/2021 (d)	121,500,000	121,500,000
Citigroup Global Markets, Inc., 0.01%, dated 4/30/2021, to be repurchased at $83,100,069 on 5/3/2021 (e)	83,100,000	83,100,000
Fixed Income Clearing Corp., 0.005%, dated 4/30/2021, to be repurchased at $100,000,042 on 5/3/2021 (f)	100,000,000	100,000,000
Wells Fargo Bank, 0.01%, dated 4/30/2021, to be repurchased at $161,700,135 on 5/3/2021 (g)	161,700,000	161,700,000
Total Repurchase Agreements (Cost $605,100,000)		605,100,000

The accompanying notes are an integral part of the financial statements.
Cash Account Trust — Service Shares	| 11

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,821,314,805)	104.6	2,821,314,805
Other Assets and Liabilities, Net	(4.6)	(124,897,824)
Net Assets	100.0	2,696,416,981
(a)	Floating rate security. These securities are shown at their current rate as of April 30, 2021.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
142,333,500	U.S. Treasury Notes	0.75	04/30/2026	141,576,001
(d)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
15,571,600	U.S. Treasury Bills	Zero Coupon	07/13/2021–08/17/2021	15,571,133
107,143,900	U.S. Treasury Notes	1.125–2.5	09/30/2021–04/30/2022	108,358,525
300	U.S. Treasury Inflation-Indexed Bonds	0.125–0.625	07/15/2021–01/15/2022	356
Total Collateral Value				123,930,014
(e)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
67,915,000	U.S. Treasury Bonds	2.875–5.5	05/15/2028–11/15/2028	84,749,550
7,100	U.S. Treasury Inflation-Indexed Bonds	0.75–2.125	07/15/2028–02/15/2041	12,494
Total Collateral Value				84,762,044
(f)	Collateralized by $115,847,400 U.S. Treasury Bonds, 1.375–2%, maturing on 02/15/2050–08/15/2050 with a value of $102,000,055.
The accompanying notes are an integral part of the financial statements.
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(g)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
77,207,414	Federal Home Loan Mortgage Corp.	1.5–7	09/01/2033–01/01/2051	82,467,000
68,084,755	U.S. Treasury Inflation-Indexed Bonds	0.125–0.375	07/15/2026–07/15/2027	82,467,023
Total Collateral Value				164,934,023
LIBOR: London Interbank Offered Rate
SOFR: Secured Overnight Financing Rate
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (a)	$—	$2,216,214,805	$—	$2,216,214,805
Repurchase Agreements	—	605,100,000	—	605,100,000
Total	$ —	$2,821,314,805	$ —	$2,821,314,805
(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.
Cash Account Trust — Service Shares	| 13

Statement of Assets and Liabilities
as of April 30, 2021

Assets	DWS Government & Agency Securities Portfolio
Investments in securities, valued at amortized cost	$ 2,216,214,805
Repurchase agreements, valued at amortized cost	605,100,000
Cash	240,808
Receivable for Fund shares sold	141,503
Interest receivable	89,791
Other assets	74,966
Total assets	2,821,861,873
Liabilities
Payable for investments purchased	124,980,726
Payable for Fund shares redeemed	213,763
Distributions payable	15,601
Accrued Trustees' fees	25,921
Other accrued expenses and payables	208,881
Total liabilities	125,444,892
Net assets, at value	$ 2,696,416,981
Net Assets Consist of
Distributable earnings (loss)	132,985
Paid-in capital	2,696,283,996
Net assets, at value	$ 2,696,416,981
The accompanying notes are an integral part of the financial statements.
14 |	Cash Account Trust — Service Shares

Statement of Assets and Liabilities as of April 30, 2021 (continued)

Net Asset Value	DWS Government & Agency Securities Portfolio
DWS Government & Agency Money Fund
Net Asset Value, offering and redemption price per share ($217,994,592 ÷ 217,998,191 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
DWS Government Cash Institutional Shares
Net Asset Value, offering and redemption price per share ($2,395,548,042 ÷ 2,395,587,567 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Government Cash Managed Shares
Net Asset Value, offering and redemption price per share ($60,445,609 ÷ 60,446,607 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Service Shares
Net Asset Value, offering and redemption price per share ($22,428,738 ÷ 22,429,108 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
The accompanying notes are an integral part of the financial statements.
Cash Account Trust — Service Shares	| 15

Statement of Operations
for the year ended April 30, 2021

Investment Income	DWS Government & Agency Securities Portfolio
Income:
Interest	$ 3,467,558
Expenses:
Management fee	2,281,713
Administration fee	2,752,153
Services to shareholders	557,671
Distribution and service fees	296,903
Custodian fee	28,808
Professional fees	87,498
Reports to shareholders	68,629
Registration fees	95,240
Trustees' fees and expenses	98,607
Other	185,340
Total expenses before expense reductions	6,452,562
Expense reductions	(3,836,782)
Total expenses after expense reductions	2,615,780
Net investment income	851,778
Net realized gain (loss) from investments	22,094
Net increase (decrease) in net assets resulting from operations	$ 873,872
The accompanying notes are an integral part of the financial statements.
16 |	Cash Account Trust — Service Shares

Statements of Changes in Net Assets
DWS Government & Agency Securities Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2021	2020
Operations:
Net investment income	$ 851,778	$ 46,198,435
Net realized gain (loss)	22,094	(38,106)
Net increase (decrease) in net assets resulting from operations	873,872	46,160,329
Distributions to shareholders:
DWS Government & Agency Money Fund	(26,120)	(3,929,627)
DWS Government Cash Institutional Shares	(812,673)	(38,742,479)
Government Cash Managed Shares	(11,037)	(3,346,390)
Service Shares	(1,948)	(179,937)
Total distributions	(851,778)	(46,198,433)
Fund share transactions:
Proceeds from shares sold	96,948,215,837	59,955,424,978
Reinvestment of distributions	169,042	13,073,542
Payments for shares redeemed	(97,221,845,129)	(59,736,870,790)
Net increase (decrease) in net assets from Fund share transactions	(273,460,250)	231,627,730
Increase (decrease) in net assets	(273,438,156)	231,589,626
Net assets at beginning of period	2,969,855,137	2,738,265,511
Net assets at end of period	$ 2,696,416,981	$ 2,969,855,137
The accompanying notes are an integral part of the financial statements.
Cash Account Trust — Service Shares	| 17

Financial Highlights
DWS Government & Agency Securities Portfolio — Service Shares
	Years Ended April 30,
	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.000 *	.009	.012	.002	.000 *
Net realized gain (loss)	.000 *	(.000) *	(.000) *	.000 *	.000 *
Total from investment operations	.000*	.009	.012	.002	.000*
Less distributions from:
Net investment income	(.000) *	(.009)	(.012)	(.002)	(.000) *
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	.01	.90	1.21	.23	.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	22	28	16	46	32
Ratio of expenses before expense reductions (%)	1.05	1.05	1.05	1.03	1.04
Ratio of expenses after expense reductions (%)	.12	.90	.98	.98	.48
Ratio of net investment income (%)	.01	.94	1.09	.22	.01
[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
The accompanying notes are an integral part of the financial statements.
18 |	Cash Account Trust — Service Shares

Portfolio Summary	(Unaudited)
DWS Tax-Exempt Portfolio
Asset Allocation (As a % of Investment Portfolio)	4/30/21	4/30/20
Municipal Investments
Municipal Variable Rate Demand Notes	72%	67%
Tax-Exempt Commercial Paper	10%	12%
Municipal Floating-Rate Notes	5%	8%
Municipal Bonds and Notes	2%	4%
Preferred Shares of Closed-End Investment Companies	11%	9%
	100%	100%
Weighted Average Maturity	4/30/21	4/30/20
Cash Account Trust — DWS Tax-Exempt Portfolio	8 days	18 days
iMoneyNet Money Fund Average™ — Tax-Free National Retail*	20 days	21 days
*	The Fund is compared to its respective iMoneyNet Money Fund Average category: Tax-Free National Retail — Category includes retail funds that invest in obligations of tax-exempt entities, including state and municipal authorities.
Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 20. A quarterly Fact Sheet is available on dws.com or upon request.
Cash Account Trust — Service Shares	| 19

Investment Portfolio	as of April 30, 2021
	Principal Amount ($)	Value ($)
Municipal Investments 88.9%
Alaska 0.1%
Alaska, State Housing Finance Corp., Capital Project, Series C, 0.06% (a), 5/7/2021	260,000	260,000
Arizona 0.5%
Arizona, Industrial Development Authority, Hospital Revenue, Phoenix Children’s Hospital, Series A, 0.03% (a), 5/3/2021, LOC: JPMorgan Chase Bank NA	1,160,000	1,160,000
California 15.6%
California, ABAG Finance Authority For Nonprofit Corp., Sharp Healthcare Obligated Group, Series A, 0.05% (a), 5/7/2021, LOC: Bank of America NA	150,000	150,000
California, East Bay Municipal Utility District:
Series A-1, TECP, 0.09%, 5/3/2021	5,000,000	5,000,000
Series A-2, TECP, 0.1%, 6/3/2021	5,000,000	5,000,000
California, Metropolitan Water District of Southern California:
Series D, MUNIPSA + 0.250%, 0.31% (b), Mandatory Put 6/21/2021@100, 7/1/2037	5,000,000	5,000,000
Series E, MUNIPSA + 0.250%, 0.31% (b), Mandatory Put 6/21/2021@100, 7/1/2037	5,000,000	5,000,000
California, State Commercial Paper, Series A-2, TECP, 0.12%, 6/2/2021	3,500,000	3,500,000
California, State Department Water Resources Revenue, Series 1, TECP, 0.09%, 5/4/2021	2,700,000	2,699,991
California, State General Obligation, Series 2019-MIZ9003, 144A, 0.26% (a), 5/7/2021, LIQ: Mizuho Bank Ltd., LOC: Mizuho Bank Ltd.	5,665,000	5,665,000
California, State Statewide Communities Development Authority, Multi-Family Housing Foxwood Apartments, Series J, 0.05% (a), 5/7/2021, LOC: Wells Fargo Bank NA	1,150,000	1,150,000
Riverside County, CA, Asset Leasing Corp., Leashold Revenue, Southwest Justice Center, Series A, 0.06% (a), 5/7/2021, INS: AGMC, LOC: Wells Fargo Bank NA	380,000	380,000
San Bernardino County, CA, Flood Control District Judgment Obligation, 0.1% (a), 5/7/2021, LOC: Bank of America NA	655,000	655,000
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Series B, 0.05% (a), 5/7/2021, LOC: Barclays Bank PLC	400,000	400,000
		34,599,991
The accompanying notes are an integral part of the financial statements.
20 |	Cash Account Trust — Service Shares

	Principal Amount ($)	Value ($)
Colorado 0.5%
Colorado, State Health Facilities Authority Revenue, Children’s Hospital, Series B, 0.07% (a), 5/7/2021, LOC: TD Bank NA	600,000	600,000
Colorado, State Housing & Finance Authority, Series I - AA2, 0.07% (a), 5/7/2021, LOC: Sumitomo Mitsui Banking	475,000	475,000
		1,075,000
Connecticut 0.5%
Connecticut, Tender Option Bond Trust Receipts, Series 2018-XG0204, 144A, 0.09% (a), 5/7/2021, LIQ: Barclays Bank PLC	1,135,000	1,135,000
Delaware 0.6%
Delaware, State Economic Development Authority Revenue, YMCA State Project, 0.08% (a), 5/7/2021, LOC: PNC Bank NA	1,270,000	1,270,000
Florida 1.9%
Alachua County, FL, Housing Finance Authority, Multi-Family Revenue, Santa Fe Apartments II Project, 0.09% (a), 5/7/2021, LIQ: Fannie Mae, LOC: Fannie Mae	875,000	875,000
Jacksonville, FL, Water & Sewer System Revenue, Series A-2, 0.06% (a), 5/7/2021, LOC: Sumitomo Mitsui Banking	425,000	425,000
Lakeland, FL, Educational Facilities Revenue, Florida Southern College Project, Series B, 0.06% (a), 5/7/2021, LOC: TD Bank NA	315,000	315,000
Orange County, FL, Health Facilities Authority, Nemours Foundation, Series C-2, 0.05% (a), 5/7/2021, LOC: TD Bank NA	500,000	500,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 0.11% (a), 5/7/2021, LOC: Northern Trust Company	1,300,000	1,300,000
Pinellas County, FL, Health Facilities Authority, Suncoast Hospice Project, 0.11% (a), 5/7/2021, LOC: Wells Fargo Bank NA	160,000	160,000
Pinellas County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Booker Creek Apartments, 0.09% (a), 5/7/2021, LOC: Freddie Mac	525,000	525,000
		4,100,000
Georgia 4.3%
Georgia, Municipal Electric Authority, Series B, 0.07% (a), 5/7/2021, LOC: PNC Bank NA	1,000,000	1,000,000
Georgia, Tender Option Bond Trust Receipts, Series 2018-XF0709, 144A, 0.16% (a), 5/7/2021, LIQ: JP Morgan Chase Bank NA	6,800,000	6,800,000
The accompanying notes are an integral part of the financial statements.
Cash Account Trust — Service Shares	| 21

	Principal Amount ($)	Value ($)
Monroe County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp., Series B, 0.08% (a), 5/7/2021, LOC: JPMorgan Chase Bank NA	1,235,000	1,235,000
Valdosta-Lowndes County, GA, Industrial Development Authority, Martins Famous Pastry Shoppe, Inc., Series A, AMT, 0.21% (a), 5/7/2021, LOC: Wells Fargo Bank NA	550,000	550,000
		9,585,000
Illinois 7.7%
Brookfield, IL, Zoo Project, 0.07% (a), 5/7/2021, LOC: Northern Trust Company	900,000	900,000
Galesburg, IL, Knox College Project, 0.3% (a), 5/7/2021, LOC: PNC Bank NA	1,800,000	1,800,000
Illinois, Finance Authority Revenue, Carle Foundation, Series C, 0.05% (a), 5/7/2021, LOC: Northern Trust Company	400,000	400,000
Illinois, Finance Authority Revenue, University of Chicago Medical Center, Series E-1, 0.03% (a), 5/3/2021, LOC: Wells Fargo Bank NA	1,000,000	1,000,000
Illinois, State Development Finance Authority, American College Surgeons, 0.07% (a), 5/7/2021, LOC: Northern Trust Company	682,000	682,000
Illinois, State Development Finance Authority, American Youth Hostels Project, 0.07% (a), 5/7/2021, LOC: BMO Harris Bank NA	615,000	615,000
Illinois, State Development Finance Authority, Ignatius College Project, 0.08% (a), 5/7/2021, LOC: PNC Bank NA	2,000,000	2,000,000
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 0.08% (a), 5/7/2021, LOC: BMO Harris Bank NA	1,700,000	1,700,000
Illinois, State Educational Facilities Authority Revenue, The Adler Planetarium, 0.07% (a), 5/7/2021, LOC: PNC Bank NA	1,550,000	1,550,000
Illinois, State Educational Facilities Authority, Columbia College Chicago, 0.09% (a), 5/7/2021, LOC: BMO Harris Bank NA	485,000	485,000
Illinois, State Finance Authority Revenue, Carle Foundation, Series E, 0.06% (a), 5/7/2021, LOC: JPMorgan Chase Bank NA	395,000	395,000
Illinois, State Finance Authority Revenue, Clearbrook Project, 0.07% (a), 5/7/2021, LOC: BMO Harris Bank NA	1,320,000	1,320,000
Illinois, State Finance Authority Revenue, North Park University Project, 0.06% (a), 5/7/2021, LOC: U.S. Bank NA	1,000,000	1,000,000
The accompanying notes are an integral part of the financial statements.
22 |	Cash Account Trust — Service Shares

	Principal Amount ($)	Value ($)
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co., Project, 0.09% (a), 5/7/2021, LOC: Northern Trust Company	1,950,000	1,950,000
Illinois, State Housing Development Authority, Multi-Family Revenue, Woodlawn Apartments, Series A, 0.09% (a), 5/7/2021, LOC: Freddie Mac	840,000	840,000
University of Illinois, 0.08% (a), 5/7/2021, LOC: JPMorgan Chase Bank NA	420,000	420,000
		17,057,000
Indiana 0.8%
Elkhart County, IN, Multy-Family Revenue, Ashton Pines Apartments, Series A, 0.06% (a), 5/7/2021, LOC: Federal Home Loan Bank	615,000	615,000
St. Joseph County, IN, Economic Development Revenue, Series 2004, 0.1% (a), 5/7/2021, LOC: PNC Bank NA	1,185,000	1,185,000
		1,800,000
Iowa 4.0%
Iowa, Finance Authority, Educational Facility Revenue, Holy Family Catholic School Project, 0.04% (a), 5/3/2021, LOC: U.S. Bank NA	1,500,000	1,500,000
Iowa, State Finance Authority, Economic Development Revenue, Midwestern Disaster Area, Series A, 0.09% (a), 5/7/2021	1,400,000	1,400,000
Iowa, State Finance Authority, Midwestern Disaster Area Revenue, 0.1% (a), 5/7/2021	405,000	405,000
Iowa, State Higher Education Loan Authority Revenue, Loras College, 0.04% (a), 5/3/2021, LOC: Bank of America NA	4,200,000	4,200,000
Iowa, State Higher Education Loan Authority, Private College, Loras College, 0.04% (a), 5/3/2021, LOC: Bank of America NA	1,400,000	1,400,000
		8,905,000
Kansas 0.6%
Kansas, State Development Finance Authority, Health Facilities, University of Kansas Health System, Series J, 0.04% (a), 5/3/2021, LOC: U.S. Bank NA	280,000	280,000
Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 0.21% (a), 5/7/2021, LOC: Svenska Handelsbanken	1,000,000	1,000,000
		1,280,000
The accompanying notes are an integral part of the financial statements.
Cash Account Trust — Service Shares	| 23

	Principal Amount ($)	Value ($)
Kentucky 0.2%
Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., 0.09% (a), 5/7/2021, LOC: Sumitomo Mitsui Banking	300,000	300,000
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare, Inc., Series B, 0.04% (a), 5/3/2021, LOC: PNC Bank NA	150,000	150,000
		450,000
Louisiana 0.5%
Louisiana, Public Facilities Authority Revenue, Christus Health, Series B-1, 0.05% (a), 5/7/2021, LOC: Bank of NY Mellon	570,000	570,000
Louisiana, State Housing Finance Agency Multi-Family Housing Revenue, Reserve Jefferson Crossing, 0.09% (a), 5/7/2021, LOC: Freddie Mac	535,000	535,000
		1,105,000
Maryland 0.9%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health System, Series B, 0.06% (a), 5/7/2021, LOC: Bank of America NA	125,000	125,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 0.08% (a), 5/7/2021, LOC: PNC Bank NA	1,890,000	1,890,000
		2,015,000
Massachusetts 3.1%
Massachusetts, State Bay Transportation Authority, Sales Tax Revenue, Series A-2, 0.06% (a), 5/7/2021, SPA: State Street Bank & Trust Co.	1,180,000	1,180,000
Massachusetts, State Development Finance Agency Revenue, Clark University, 0.05% (a), 5/7/2021, LOC: TD Bank NA	400,000	400,000
Massachusetts, State Health & Educational Facilities Authority Revenue, 0.04% (a), 5/7/2021	1,500,000	1,500,000
Massachusetts, State Water Resources Authority:
Series A-1, 0.07% (a), 5/7/2021, SPA: JP Morgan Chase Bank NA	1,190,000	1,190,000
Series A-2, 0.07% (a), 5/7/2021, SPA: TD Bank NA	100,000	100,000
Series A-3, 0.07% (a), 5/7/2021, SPA: Wells Fargo Bank NA	200,000	200,000
Massachusetts, Tender Option Bond Trust Receipts, Series 2015-XF2203, 144A, 0.07% (a), 5/7/2021, LIQ: Toronto-Dominion Bank	2,300,000	2,300,000
		6,870,000
The accompanying notes are an integral part of the financial statements.
24 |	Cash Account Trust — Service Shares

	Principal Amount ($)	Value ($)
Michigan 5.9%
Kent, MI, Hospital Finance Authority, Spectrum Health System, Series C, 0.05% (a), 5/7/2021, LOC: Bank of NY Mellon	305,000	305,000
Michigan, State Finance Authority Revenue, Hospital Project, Ascension Senior Credit Group, Series E-3, 0.04% (a), 5/7/2021	400,000	400,000
Michigan, State Finance Authority Revenue, Trinity Health Credit Group, Series MI-1, 0.1%, Mandatory Put 6/1/2021 @ 100, 12/1/2034	1,250,000	1,250,000
Michigan, State Housing Development Authority, Single-Family Mortgage Revenue, Series B, AMT, 0.13% (a), 5/7/2021, SPA: Industrial & Commercial Bank of China	8,125,000	8,125,000
Michigan, State University Revenues, Series 2000-A, 0.08% (a), 5/7/2021, SPA: Northern Trust Company	1,100,000	1,100,000
Michigan, University of Michigan General Revenue, Series B, 0.03% (a), 5/3/2021	1,950,000	1,950,000
		13,130,000
Mississippi 0.0%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series F, 0.06% (a), 5/7/2021, GTY: Chevron Corp.	50,000	50,000
Missouri 2.7%
Kansas City, MO, Special Obligation, H. Roe Bartle Convention Center, Series E, 0.07% (a), 5/7/2021, LOC: Sumitomo Mitsui Banking	710,000	710,000
Missouri, Health & Educational Facilities Authority, St Louis University, Series B, 0.04% (a), 5/3/2021, LOC: U.S. Bank NA	550,000	550,000
Missouri, State Health & Educational Facilities Authority Revenue, St Louis University, Series B-1, 0.03% (a), 5/3/2021, LOC: Barclays Bank PLC	950,000	950,000
Missouri, State Health & Educational Facilities Authority, Health Facilities Revenue, Bethesda Health Group, Inc., Series B, 0.04% (a), 5/3/2021, LOC: Bank of America NA	195,000	195,000
Missouri, Tender Option Bond Trust Receipts, Series 2015-XF2198, 144A, 0.08% (a), 5/7/2021, LIQ: Citibank NA	2,660,000	2,660,000
Nodaway County, MO, Industrial Development Authority, Educational Facilities Revenue, North West Foundation, Inc., 0.05% (a), 5/7/2021, LOC: U.S. Bank NA	500,000	500,000
Wright City, MO, Industrial Revenue, WaterLow Process Systems, Inc., AMT, 0.21% (a), 5/7/2021, LOC: Bank of America NA	380,000	380,000
		5,945,000
The accompanying notes are an integral part of the financial statements.
Cash Account Trust — Service Shares	| 25

	Principal Amount ($)	Value ($)
Nebraska 1.0%
Washington County, NE, Industrial Development Revenue, Cargill, Inc., Series B, 0.09% (a), 5/7/2021	2,200,000	2,200,000
Nevada 2.0%
Clark County, NV, Airport Revenue, Series D-2B, 0.06% (a), 5/7/2021, LOC: Barclays Bank PLC	3,500,000	3,500,000
Clark County, NV, Airport Systems Revenue, Series D-3, 0.06% (a), 5/7/2021, LOC: Bank of America NA	995,000	995,000
		4,495,000
New Jersey 1.5%
New Jersey, State Economic Development Authority, Jewish Community Center Project, 0.14% (a), 5/7/2021, LOC: Bank of America NA	2,105,000	2,105,000
New Jersey, State Health Care Facilities Financing Authority Revenue, AHS Hospital Corp., Series C, 0.06% (a), 5/7/2021, LOC: JPMorgan Chase Bank NA	400,000	400,000
New Jersey, State Health Care Facilities Financing Authority Revenue, Virtua Health, Inc.:
Series C, 0.02% (a), 5/3/2021, LOC: JPMorgan Chase Bank NA	775,000	775,000
Series E, 0.03% (a), 5/7/2021, LOC: TD Bank NA	100,000	100,000
		3,380,000
New Mexico 0.5%
New Mexico, State Mortgage Finance Authority, Multi-Family Housing Revenue, Villas de San Ignacio LP, Series A, 0.09% (a), 5/7/2021, LOC: Freddie Mac	1,050,000	1,050,000
New York 5.7%
New York, Metropolitan Transportation Authority Revenue, Series E-1, 0.04% (a), 5/3/2021, LOC: U.S. Bank NA	1,400,000	1,400,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.04% (a), 5/3/2021, LOC: TD Bank NA	395,000	395,000
New York, State Dormitory Authority, Mental Health Services, Series D-2E, 0.06% (a), 5/7/2021, LOC: Royal Bank of Canada	625,000	625,000
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Inc. Project, Series A-3, 0.05% (a), 5/7/2021, LOC: Mizuho Bank Ltd.	300,000	300,000
New York, Triborough Bridge & Tunnel Authority Revenue:
Series B-1, 0.03% (a), 5/3/2021, LOC: Bank of America NA	1,535,000	1,535,000
Series F, 0.03% (a), 5/3/2021, LOC: Citibank NA	415,000	415,000
Series B-4C, 0.04% (a), 5/3/2021, LOC: U.S. Bank NA	300,000	300,000
The accompanying notes are an integral part of the financial statements.
26 |	Cash Account Trust — Service Shares

	Principal Amount ($)	Value ($)
Series A, 0.06% (a), 5/7/2021, LOC: Barclays Bank PLC	800,000	800,000
New York City, NY, Health & Hospital Corp., Health System Revenue, Series B, 0.05% (a), 5/7/2021, LOC: TD Bank NA	175,000	175,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Series F-2, 0.04% (a), 5/3/2021, LOC: Citibank NA	1,855,000	1,855,000
Series F1B, 0.05% (a), 5/7/2021, SPA: U.S. Bank NA	170,000	170,000
Series BB, 0.11% (a), 5/7/2021, SPA: Industrial and Commercial Bank of China	2,645,000	2,645,000
New York, NY, General Obligation:
Series G, 0.03% (a), 5/3/2021, LOC: Mizuho Bank Ltd.	190,000	190,000
Series A-3, 0.04% (a), 5/3/2021, LOC: Mizuho Bank Ltd.	650,000	650,000
Series I-4, 0.04% (a), 5/3/2021, LOC: TD Bank NA	1,055,000	1,055,000
		12,510,000
North Carolina 0.0%
North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 0.13% (a), 5/7/2021, LOC: Branch Banking & Trust	15,000	15,000
Ohio 3.7%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.1% (a), 5/7/2021, LOC: Northern Trust Company	6,900,000	6,900,000
Franklin County, OH, Hospital Facilities Revenue, Health Corp., Series D, 0.06% (a), 5/7/2021, LOC: Northern Trust Company	280,000	280,000
Ohio, Akron Bath Copley Joint Township Hospital District, Concordia Lutheran Obligated Group, Series B, 0.07% (a), 5/7/2021, LOC: BMO Harris Bank NA	1,000,000	1,000,000
		8,180,000
Oklahoma 1.7%
Oklahoma, Tender Option Bond Trust Receipts, Series 2018-XM0708, 144A, AMT, 0.21% (a), 5/7/2021, INS: Build America Mutual, LIQ: JP Morgan Chase Bank NA	3,750,000	3,750,000
Oregon 0.8%
Oregon, State Facilities Authority Revenue, Peacehealth Systems, Series B, 0.04% (a), 5/3/2021, LOC: TD Bank NA	1,800,000	1,800,000
The accompanying notes are an integral part of the financial statements.
Cash Account Trust — Service Shares	| 27

	Principal Amount ($)	Value ($)
Pennsylvania 6.3%
Allegheny County, PA, Hospital Development Authority Revenue, Concordia Lutheran Obligated Group, Series A, 0.07% (a), 5/7/2021, LOC: BMO Harris Bank NA	6,800,000	6,800,000
Lancaster County, PA, Hospital Authority Revenue, Masonic Homes Project, Series D, 0.04% (a), 5/3/2021, LOC: JPMorgan Chase Bank NA	1,050,000	1,050,000
Lancaster County, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 0.07% (a), 5/7/2021, LOC: PNC Bank NA	2,500,000	2,500,000
Lebanon County, PA, Health Facility Authority Revenue, ECC Retirement Village Project, 0.07% (a), 5/7/2021, LOC: PNC Bank NA	590,000	590,000
Pennsylvania, State Economic Development Financing Authority Revenue, Hawley Silk Mill LLC, Recovery Zone Facility, Series A1, 0.12% (a), 5/7/2021, LOC: PNC Bank NA	600,000	600,000
Pennsylvania, State Economic Development Financing Authority, Economic Development Revenue, Kingsley Association Project, 0.12% (a), 5/7/2021, LOC: PNC Bank NA	200,000	200,000
Pennsylvania, Tender Option Bond Trust Receipts, Series 2019-ZF2779, 144A, 0.09% (a), 5/7/2021, LIQ: Barclays Bank PLC	1,500,000	1,500,000
Philadelphia, PA, General Obligation, Series B, 0.05% (a), 5/7/2021, LOC: Barclays Bank PLC	715,000	715,000
		13,955,000
Rhode Island 0.6%
Rhode Island, State Health & Educational Building Corp., Higher Education Facility Revenue, Bryant University, 0.08% (a), 5/7/2021, LOC: TD Bank NA	1,265,000	1,265,000
South Carolina 0.1%
South Carolina, State Jobs Economic Development Authority, Hospital Revenue, Prisma Healthcare Obligated Group, Series B, 0.04% (a), 5/3/2021, LOC: U.S. Bank NA	250,000	250,000
South Dakota 1.3%
South Dakota, State Health & Educational Facilities Authority, Sioux Vy Hospital & Health Revenue, Series B, 0.08% (a), 5/7/2021, LOC: U.S. Bank NA	2,775,000	2,775,000
Tennessee 0.3%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Series B, 0.06% (a), 5/7/2021, LOC: U.S. Bank NA	700,000	700,000
The accompanying notes are an integral part of the financial statements.
28 |	Cash Account Trust — Service Shares

	Principal Amount ($)	Value ($)
Texas 7.7%
Austin, TX, Water & Wastewater Systems Revenue, 0.07% (a), 5/7/2021, LOC: Barclays Bank PLC	1,140,000	1,140,000
Harris County, TX, Hospital District Revenue, 0.07% (a), 5/7/2021, LOC: JPMorgan Chase Bank NA	550,000	550,000
Harris County, TX, State General Obligation:
Series A-1, 0.09%, 5/5/2021	750,000	750,000
Series C, 0.09%, 5/5/2021	650,000	650,000
Series C, TECP, 0.1%, 5/5/2021	1,500,000	1,500,000
Series D, TECP, 0.1%, 5/5/2021	100,000	100,000
Series D, 0.11%, 5/5/2021	2,550,000	2,550,000
Series C, TECP, 0.14%, 6/2/2021	4,000,000	4,000,000
Houston, TX, Utility System Revenue, First Lien, Series B-2, 0.06% (a), 5/7/2021, LOC: Citibank NA	375,000	375,000
Mission, TX, Economic Development Corp., Industrial Development Revenue, CMI Project, 0.21% (a), 5/7/2021, LOC: Wells Fargo Bank NA	340,000	340,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas Project, Series A, 0.04% (a), 5/3/2021, LOC: TD Bank NA	650,000	650,000
Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series C-2, 0.05% (a), 5/7/2021, LOC: Bank of NY Mellon	1,455,000	1,455,000
Texas, Tender Option Bond Trust Receipts, Series 2015-XF2201, 144A, 0.09% (a), 5/7/2021, LIQ: Toronto-Dominion Bank	3,100,000	3,100,000
		17,160,000
Vermont 0.3%
Vermont, State Educational & Health Buildings Financing Agency Revenue, Landmark College Project, Series A, 0.04% (a), 5/3/2021, LOC: TD Bank NA	650,000	650,000
Virginia 0.6%
Loudoun County, VA, Industrial Development Authority, Industrial Development Revenue, Jack Kent Cooke Foundation Project, 0.07% (a), 5/7/2021, LOC: Northern Trust Company	1,125,000	1,125,000
Lynchburg, VA, Economic Development Authority, Hospital Revenue, Centra Health Obligated Group, Series B, 0.05% (a), 5/3/2021, LOC: Truist Bank	100,000	100,000
		1,225,000
The accompanying notes are an integral part of the financial statements.
Cash Account Trust — Service Shares	| 29

	Principal Amount ($)	Value ($)
Washington 0.5%
Washington, State Housing Finance Commission, Combridge Apartments, 0.05% (a), 5/7/2021, LIQ: Fannie Mae, LOC: Fannie Mae	1,175,000	1,175,000
Wisconsin 0.5%
Wisconsin, State Health & Educational Facilities Authority Revenue, Marshfield Clinic Health System, Inc., Series A, 0.04% (a), 5/3/2021, LOC: Barclays Bank PLC	300,000	300,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Wausau Hospital, Series B, 0.07% (a), 5/7/2021, LOC: JPMorgan Chase Bank NA	295,000	295,000
Wisconsin, University Hospitals & Clinics Authority, Series B, 0.06% (a), 5/7/2021, LOC: U.S. Bank NA	275,000	275,000
Wisconsin, Whitewater Community Development Authority, Housing Preservation, 0.07% (a), 5/7/2021, LOC: BMO Harris Bank NA	275,000	275,000
		1,145,000
Other 3.4%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A” , Series M027, 144A, 0.08% (a), 5/7/2021, LIQ: Freddie Mac	2,725,000	2,725,000
“A” , Series M031, 144A, 0.09% (a), 5/7/2021, LIQ: Freddie Mac	2,840,000	2,840,000
“A” , Series M-055, 144A, 1-month USD LIBOR + 0.210%, 0.27% (b), 6/15/2035	2,015,000	2,015,000
		7,580,000
Total Municipal Investments (Cost $197,051,991)		197,051,991
Preferred Shares of Closed-End Investment Companies 10.6%
California
California, Nuveen AMT-Free Quality Municipal Income Fund, Series D, 0.41% (a), 5/7/2021	4,000,000	4,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.15% (a), 5/7/2021, LIQ: Societe Generale	9,500,000	9,500,000
California, Nuveen Municipal Credit Opportunities Fund, 144A, AMT, 0.17% (a), 5/7/2021, LOC: Sumitomo Mitsui Banking	10,000,000	10,000,000
Total Preferred Shares of Closed-End Investment Companies (Cost $23,500,000)		23,500,000

The accompanying notes are an integral part of the financial statements.
30 |	Cash Account Trust — Service Shares

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $220,551,991)	99.5	220,551,991
Other Assets and Liabilities, Net	0.5	1,032,655
Net Assets	100.0	221,584,646
(a)	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of April 30, 2021. Date shown reflects the earlier of demand date or stated maturity date.
(b)	Floating rate security. These securities are shown at their current rate as of April 30, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LIBOR: London Interbank Offered Rate
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper
The accompanying notes are an integral part of the financial statements.
Cash Account Trust — Service Shares	| 31

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$197,051,991	$—	$197,051,991
Preferred Shares of Closed-End Investment Companies	—	23,500,000	—	23,500,000
Total	$ —	$220,551,991	$ —	$220,551,991
(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.
32 |	Cash Account Trust — Service Shares

Statement of Assets and Liabilities
as of April 30, 2021

Assets	DWS Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$ 220,551,991
Cash	98,622
Receivable for investments sold	895,000
Receivable for Fund shares sold	114,710
Interest receivable	34,510
Other assets	73,229
Total assets	221,768,062
Liabilities
Payable for Fund shares redeemed	59,560
Distributions payable	278
Accrued Trustees' fees	2,714
Other accrued expenses and payables	120,864
Total liabilities	183,416
Net assets, at value	$ 221,584,646
Net Assets Consist of
Distributable earnings (loss)	(5,917)
Paid-in capital	221,590,563
Net assets, at value	$ 221,584,646
The accompanying notes are an integral part of the financial statements.
Cash Account Trust — Service Shares	| 33

Statement of Assets and Liabilities as of April 30, 2021 (continued)

Net Asset Value	DWS Tax-Exempt Portfolio
DWS Tax-Exempt Cash Premier Shares
Net Asset Value, offering and redemption price per share ($26,483,291 ÷ 26,459,854 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
DWS Tax-Exempt Money Fund
Net Asset Value, offering and redemption price per share ($108,628,749 ÷ 108,532,699 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
DWS Tax-Free Money Fund Class S
Net Asset Value, offering and redemption price per share ($39,883,927 ÷ 39,848,595 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Service Shares
Net Asset Value, offering and redemption price per share ($4,982,203 ÷ 4,977,794 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Tax-Exempt Cash Managed Shares
Net Asset Value, offering and redemption price per share ($32,080,087 ÷ 32,051,698 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Tax-Free Investment Class
Net Asset Value, offering and redemption price per share ($9,526,389 ÷ 9,517,963 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
The accompanying notes are an integral part of the financial statements.
34 |	Cash Account Trust — Service Shares

Statement of Operations
for the year ended April 30, 2021

Investment Income	DWS Tax-Exempt Portfolio
Income:
Interest	$ 534,481
Expenses:
Management fee	211,419
Administration fee	254,647
Services to shareholders	135,866
Distribution and service fees	105,230
Custodian fee	4,442
Professional fees	59,729
Reports to shareholders	85,220
Registration fees	114,113
Trustees' fees and expenses	10,029
Other	60,449
Total expenses before expense reductions	1,041,144
Expense reductions	(577,577)
Total expenses after expense reductions	463,567
Net investment income	70,914
Net realized gain (loss) from investments	(440)
Net increase (decrease) in net assets resulting from operations	$ 70,474
The accompanying notes are an integral part of the financial statements.
Cash Account Trust — Service Shares	| 35

Statements of Changes in Net Assets
DWS Tax-Exempt Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2021	2020
Operations:
Net investment income	$ 70,914	$ 3,229,599
Net realized gain (loss)	(440)	10,295
Net increase (decrease) in net assets resulting from operations	70,474	3,239,894
Distributions to shareholders:
DWS Tax-Exempt Cash Premier Shares	(19,453)	(624,839)
DWS Tax-Exempt Money Fund	(35,797)	(1,488,005)
DWS Tax-Free Money Fund Class S	(11,107)	(559,792)
Service Shares	(520)	(54,983)
Tax-Exempt Cash Managed Shares	(3,121)	(447,762)
Tax-Free Investment Class	(914)	(54,218)
Total distributions	(70,912)	(3,229,599)
Fund share transactions:
Proceeds from shares sold	253,602,023	242,684,916
Reinvestment of distributions	65,255	2,627,334
Payments for shares redeemed	(273,752,177)	(295,201,755)
Net increase (decrease) in net assets from Fund share transactions	(20,084,899)	(49,889,505)
Increase (decrease) in net assets	(20,085,337)	(49,879,210)
Net assets at beginning of period	241,669,983	291,549,193
Net assets at end of period	$ 221,584,646	$ 241,669,983
The accompanying notes are an integral part of the financial statements.
36 |	Cash Account Trust — Service Shares

Financial Highlights
DWS Tax-Exempt Portfolio — Service Shares
	Years Ended April 30,
	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.000 *	.005	.005	.001	.001
Net realized gain (loss)	(.000) *	.000 *	.000 *	.000 *	(.000) *
Total from investment operations	.000 *	.005	.005	.001	.001
Less distributions from:
Net investment income	(.000) *	(.005)	(.005)	(.001)	(.001)
Net realized gains	—	—	—	—	(.000) *
Total distributions	(.000) *	(.005)	(.005)	(.001)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	.01	.45	.50	.07	.10
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5	3	14	42	40
Ratio of expenses before expense reductions (%)	1.17	1.17	1.18	1.15	1.11
Ratio of expenses after expense reductions (%)	.18	1.03	1.05	1.00	.64
Ratio of net investment income (%)	.01	.40	.43	.07	.02
[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.

The accompanying notes are an integral part of the financial statements.
Cash Account Trust — Service Shares	| 37

Notes to Financial Statements
A.	Organization and Significant Accounting Policies
Cash Account Trust (the “Trust” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Trust offers two funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio (each a “Fund”  and together, the “Funds” ). These financial statements report on DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio.
DWS Government & Agency Securities Portfolio offers four classes of shares: DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.
DWS Tax-Exempt Portfolio offers six classes of shares: DWS Tax-Exempt Cash Premier Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. DWS Tax-Exempt Portfolio may impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
The financial highlights for all classes of shares, other than Service Shares, are provided separately and are available upon request.
Each Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.
Each Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Funds in the preparation of their financial statements.
Security Valuation. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels.
38 |	Cash Account Trust — Service Shares

Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Funds value all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Funds are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following each Fund’s Investment Portfolio.
Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby each Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Funds have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Funds’ claims on the collateral may be subject to legal proceedings.
As of April 30, 2021, DWS Government & Agency Securities Portfolio held repurchase agreements with a gross value of $605,100,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following DWS Government & Agency Securities Portfolio’s Investment Portfolio.
Federal Income Taxes. Each of the Funds’ policies is to comply with the requirements of the Internal Revenue Code, as amended, which are
Cash Account Trust — Service Shares	| 39

applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.
At April 30, 2021, DWS Government & Agency Securities Portfolio had net tax basis capital loss carryforwards of approximately $72,000 of short-term losses, which may be applied against any realized net taxable capital gains indefinitely.
At April 30, 2021, DWS Tax-Exempt Portfolio had net tax basis capital loss carryforwards of approximately $6,000 of short-term losses, which may be applied against any realized net taxable capital gains indefinitely.
The Funds have reviewed the tax positions for the open tax years as of April 30, 2021 and have determined that no provision for income tax and/or uncertain tax positions is required in the Funds’ financial statements. The Funds’ federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly. Each Fund may take into account capital gains and losses in its daily dividend declarations. Each Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Funds.
At April 30, 2021, the Funds' components of distributable earnings (accumulated losses) on a net tax basis were as follows:
DWS Government & Agency Securities Portfolio:
Undistributed ordinary income*	$ 220,124
Capital loss carryforwards	$ (72,000)
DWS Tax-Exempt Portfolio:
Capital loss carryforwards	$ (6,000)
At April 30, 2021, DWS Government & Agency Securities Portfolio had an aggregate cost of investments for federal income tax purposes of $2,821,314,805.
At April 30, 2021, DWS Tax-Exempt Portfolio had an aggregate cost of investments for federal income tax purposes of $220,551,991.
40 |	Cash Account Trust — Service Shares

In addition, the tax character of distributions paid to shareholders by each Fund is summarized as follows:
	Years Ended April 30,
Portfolio	2021	2020
DWS Government & Agency Securities Portfolio:
Distributions from ordinary income*	$851,778	$46,198,433
DWS Tax-Exempt Portfolio:
Distributions from tax-exempt income	$ 70,912	$ 3,229,599
*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.
Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.
B.	Related Parties
Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio in accordance with their respective investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund.
The monthly management fee for the Funds is computed based on the combined average daily net assets of the two funds of the Trust and allocated to DWS Government & Agency Securities Portfolio and DWS Tax- Exempt Portfolio, respectively, based on their relative net assets,
Cash Account Trust — Service Shares	| 41

computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%
Accordingly, for the year ended April 30, 2021, the fee pursuant to the Investment Management Agreement on DWS Government & Agency Securities Portfolio was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.08% of the Fund’s average daily net assets.
Accordingly, for the year ended April 30, 2021, the fee pursuant to the Investment Management Agreement on DWS Tax-Exempt Portfolio was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.08% of the Fund’s average daily net assets.
The Advisor has agreed to contractually reduce its management fee for the DWS Government & Agency Securities Portfolio such that the annual effective rate is limited to 0.05% of the DWS Government & Agency Securities Portfolio’s average daily net assets.
In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Service Shares of DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio.
The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ annual reports that are provided separately and are available upon request.
For the year ended April 30, 2021, fees waived and/or expenses reimbursed for each class are as follows:
DWS Government & Agency Securities Portfolio:
DWS Government & Agency Money Fund	$ 316,321
DWS Government Cash Institutional Shares	2,988,706
Government Cash Managed Shares	349,413
Service Shares	182,342
$ 3,836,782

42 |	Cash Account Trust — Service Shares

DWS Tax-Exempt Portfolio:
DWS Tax-Exempt Cash Premier Shares	$ 97,945
DWS Tax-Exempt Money Fund	195,078
DWS Tax-Free Money Fund Class S	93,730
Service Shares	51,213
Tax-Exempt Cash Managed Shares	91,392
Tax-Free Investment Class	48,219
$ 577,577
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. For all services provided under the Administrative Services Agreement, each of these two Funds pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of each of these two Funds’ average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2021, the Administration Fee from DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio was as follows:
Fund	Administration Fee	Unpaid at April 30, 2021
DWS Government & Agency Securities Portfolio	$2,752,153	$214,845
DWS Tax-Exempt Portfolio	$ 254,647	$ 17,857
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Funds. For the year ended April 30, 2021, the amounts charged to the Funds by DSC were as follows:
DWS Government & Agency Securities Portfolio:	Total Aggregated	Unpaid at April 30, 2021
DWS Government & Agency Money Fund	$ 63,111	$ 10,924
DWS Government Cash Institutional Shares	273,593	33,524
Government Cash Managed Shares	82,033	13,742
Service Shares	49,346	6,217
	$ 468,083	$ 64,407

Cash Account Trust — Service Shares	| 43

DWS Tax-Exempt Portfolio:	Total Aggregated	Unpaid at April 30, 2021
DWS Tax-Exempt Cash Premier Shares	$ 12,396	$ 2,134
DWS Tax-Exempt Money Fund	35,899	6,147
DWS Tax-Free Money Fund Class S	31,384	5,293
Service Shares	13,114	137
Tax-Exempt Cash Managed Shares	8,817	904
Tax-Free Investment Class	7,016	1,283
	$ 108,626	$ 15,898
In addition, for the year ended April 30, 2021, the amounts charged to each Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping
DWS Government & Agency Securities Portfolio:	Total Aggregated
DWS Government & Agency Money Fund	$ 57,816

DWS Tax-Exempt Portfolio:	Total Aggregated
DWS Tax-Exempt Money Fund	$ —
DWS Tax-Free Money Fund Class S	1,727
$ 1,727
Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ), calculated as a percentage of average daily net assets for the shares listed in the following table.
For the year ended April 30, 2021, the Distribution Fee was as follows:
DWS Government & Agency Securities Portfolio:	Distribution Fee	Unpaid at April 30, 2021	Annual Rate	Contractual Rate
Service Shares	$ 117,189	$ 8,551.60%		.60%
DWS Tax-Exempt Portfolio:	Distribution Fee	Unpaid at April 30, 2021	Annual Rate	Contractual Rate
Service Shares	$ 31,213	$ 2,299.60%		.60%
Tax-Free Investment Class	23,004	1,933.25%		.25%
	$ 54,217	$ 4,232
44 |	Cash Account Trust — Service Shares

In addition, DDI provides information and administrative services for a fee (“Service Fee” ) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.
For the year ended April 30, 2021, the Service Fee was as follows:
DWS Government & Agency Securities Portfolio:	Service Fee	Unpaid at April 30, 2021	Annual Rate	Contractual Rate
Government Cash Managed Shares	$ 179,714	$ 7,532.15%		.15%
DWS Tax-Exempt Portfolio:	Service Fee	Unpaid at April 30, 2021	Annual Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$ 44,572	$ 3,952.15%		.15%
Tax-Free Investment Class	6,441	541.07%		.07%
	$ 51,013	$ 4,493
Other Service Fees. Under an agreement with the Funds, DIMA is compensated for providing certain pre-press and regulatory filing services to the Funds. For the year ended April 30, 2021, the amounts charged to the Funds by DIMA included in the Statement of Operations under “Reports to shareholders”  were as follows:
Fund	Total Aggregated	Unpaid at April 30, 2021
DWS Government & Agency Securities Portfolio	$4,800	$ 861
DWS Tax-Exempt Portfolio	$7,500	$1,293
Trustees’ Fees and Expenses. The Funds paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the year ended April 30, 2021, the DWS Tax-Exempt Portfolio engaged in securities purchases of $167,547,000 and securities sales of $249,097,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.
C.	Line of Credit
The Funds and other affiliated funds (the “Participants” ) share in a $350 million revolving credit facility provided by a syndication of banks. Each Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of
Cash Account Trust — Service Shares	| 45

the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Funds had no outstanding loans at April 30, 2021.
D.	Fund Share Transactions
The following tables summarize share and dollar activity in the Funds:
DWS Government & Agency Securities Portfolio
	Year Ended April 30, 2021		Year Ended April 30, 2020
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Government & Agency Money Fund	179,306,040	$ 179,306,040	345,149,848	$ 345,149,848
DWS Government Cash Institutional Shares	96,120,254,318	96,120,254,318	58,349,981,410	58,349,981,410
Government Cash Managed Shares	576,283,319	576,283,319	1,174,326,892	1,174,326,892
Service Shares	72,364,072	72,364,072	85,935,603	85,935,603
Account maintenance fees	—	8,088	—	31,225
		$ 96,948,215,837		$ 59,955,424,978
46 |	Cash Account Trust — Service Shares

	Year Ended April 30, 2021		Year Ended April 30, 2020
	Shares	Dollars	Shares	Dollars
Shares issued to shareholders in reinvestment of distributions
DWS Government & Agency Money Fund	26,120	$ 26,120	3,888,884	$ 3,888,884
DWS Government Cash Institutional Shares	136,358	136,358	8,006,884	8,006,884
Government Cash Managed Shares	4,616	4,616	1,000,973	1,000,973
Service Shares	1,948	1,948	176,801	176,801
		$ 169,042		$ 13,073,542
Shares redeemed
DWS Government & Agency Money Fund	(203,193,785)	$ (203,193,785)	(321,151,663)	$ (321,151,663)
DWS Government Cash Institutional Shares	(96,288,042,740)	(96,288,042,740)	(58,128,690,998)	(58,128,690,998)
Government Cash Managed Shares	(653,112,831)	(653,112,831)	(1,211,974,660)	(1,211,974,660)
Service Shares	(77,495,773)	(77,495,773)	(75,053,469)	(75,053,469)
		$ (97,221,845,129)		$ (59,736,870,790)
Cash Account Trust — Service Shares	| 47

	Year Ended April 30, 2021		Year Ended April 30, 2020
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
DWS Government & Agency Money Fund	(23,861,625)	$ (23,861,625)	27,887,069	$ 27,887,069
DWS Government Cash Institutional Shares	(167,652,064)	(167,652,064)	229,297,296	229,297,296
Government Cash Managed Shares	(76,824,896)	(76,824,896)	(36,646,795)	(36,646,795)
Service Shares	(5,129,753)	(5,129,753)	11,058,935	11,058,935
Account maintenance fees	—	8,088	—	31,225
		$ (273,460,250)		$ 231,627,730
DWS Tax-Exempt Portfolio
	Year Ended April 30, 2021		Year Ended April 30, 2020
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Tax-Exempt Cash Premier Shares	77,766,770	$ 77,766,770	41,862,423	$ 41,862,423
DWS Tax-Exempt Money Fund	24,747,256	24,747,256	25,715,447	25,715,447
DWS Tax-Free Money Fund Class S	6,026,999	6,026,999	11,739,197	11,739,197
Service Shares	58,224,291	58,224,291	33,023,031	33,023,031
Tax-Exempt Cash Managed Shares	77,980,751	77,980,751	118,617,749	118,617,749
Tax-Free Investment Class	8,847,306	8,847,306	11,693,258	11,693,258
Account maintenance fees	—	8,650	—	33,811
		$ 253,602,023		$ 242,684,916
48 |	Cash Account Trust — Service Shares

	Year Ended April 30, 2021		Year Ended April 30, 2020
	Shares	Dollars	Shares	Dollars
Shares issued to shareholders in reinvestment of distributions
DWS Tax-Exempt Cash Premier Shares	17,890	$ 17,890	530,544	$ 530,544
DWS Tax-Exempt Money Fund	35,351	35,351	1,463,011	1,463,011
DWS Tax-Free Money Fund Class S	10,583	10,583	527,080	527,080
Service Shares	510	510	52,042	52,042
Tax-Exempt Cash Managed Shares	12	12	1,388	1,388
Tax-Free Investment Class	909	909	53,269	53,269
		$ 65,255		$ 2,627,334
Shares redeemed
DWS Tax-Exempt Cash Premier Shares	(85,934,445)	$ (85,934,445)	(57,237,476)	$ (57,237,476)
DWS Tax-Exempt Money Fund	(33,031,135)	(33,031,135)	(34,688,889)	(34,688,889)
DWS Tax-Free Money Fund Class S	(14,888,349)	(14,888,349)	(15,200,338)	(15,200,338)
Service Shares	(55,943,158)	(55,943,158)	(44,213,765)	(44,213,765)
Tax-Exempt Cash Managed Shares	(77,657,029)	(77,657,029)	(132,627,792)	(132,627,792)
Tax-Free Investment Class	(6,298,061)	(6,298,061)	(11,233,495)	(11,233,495)
		$ (273,752,177)		$ (295,201,755)
Cash Account Trust — Service Shares	| 49

	Year Ended April 30, 2021		Year Ended April 30, 2020
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
DWS Tax-Exempt Cash Premier Shares	(8,149,785)	$ (8,149,785)	(14,844,509)	$ (14,844,509)
DWS Tax-Exempt Money Fund	(8,248,528)	(8,248,528)	(7,510,431)	(7,510,431)
DWS Tax-Free Money Fund Class S	(8,850,767)	(8,850,767)	(2,934,061)	(2,934,061)
Service Shares	2,281,643	2,281,643	(11,138,692)	(11,138,692)
Tax-Exempt Cash Managed Shares	323,734	323,734	(14,008,655)	(14,008,655)
Tax-Free Investment Class	2,550,154	2,550,154	513,032	513,032
Account maintenance fees	—	8,650	—	33,811
		$ (20,084,899)		$ (49,889,505)
E.	Ownership of the Fund
From time to time, a Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.
At April 30, 2021, 50% of the outstanding shares of DWS Government & Agency Securities Portfolio was held by other affiliated DWS funds shareholder accounts as a cash management vehicle for the cash collateral received in connection with the securities lending program of the DWS family of funds.
F.	Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low interest rates, the Fund’s yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.
50 |	Cash Account Trust — Service Shares

If there is an insufficient supply of US government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the fund.
G.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity and increased government activity. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Funds and their investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the Funds and their service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Funds and reflect the consequences as appropriate in the Funds' accounting and financial reporting.
Cash Account Trust — Service Shares	| 51

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Cash Account Trust:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Cash Account Trust (the “Trust” ) (comprising DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio (collectively referred to as the “Funds” )), including the investment portfolios, as of April 30, 2021, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Cash Account Trust at April 30, 2021, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud,
52 |	Cash Account Trust — Service Shares

and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2021, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
June 24, 2021
Cash Account Trust — Service Shares	| 53

Information About Each Fund’s Expenses
As an investor of a Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, each Fund limited these expenses; had they not done so, expenses would have been higher for the Service Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2020 to April 30, 2021).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
54 |	Cash Account Trust — Service Shares

Service Shares
Expenses and Value of a $1,000 Investment
for the six months ended April 30, 2021 (Unaudited)

Actual Fund Return	DWS Government & Agency Securities Portfolio	DWS Tax-Exempt Portfolio
Beginning Account Value 11/1/20	$1,000.00	$1,000.00
Ending Account Value 4/30/21	$1,000.05	$1,000.05
Expenses Paid per $1,000*	$ .35	$ .74
Hypothetical 5% Fund Return
Beginning Account Value 11/1/20	$1,000.00	$1,000.00
Ending Account Value 4/30/21	$1,024.45	$1,024.05
Expenses Paid per $1,000*	$ .35	$ .75
*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios	DWS Government & Agency Securities Portfolio	DWS Tax-Exempt Portfolio
Service Shares	.07%	.15%
For more information, please refer to each Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
Cash Account Trust — Service Shares	| 55

Tax Information	(Unaudited)
For the DWS Government & Agency Securities Portfolio, a total of 67% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is generally exempt from state income tax.
For the DWS Tax-Exempt Portfolio, of the dividends paid from net investment income for the taxable year ended April 30, 2021, 100% are designated as exempt interest dividends for federal income tax purposes.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.
Other Information
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings
Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.
56 |	Cash Account Trust — Service Shares

Advisory Agreement Board Considerations and Fee Evaluation
DWS Government & Agency Securities Portfolio
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Government & Agency Securities Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2020.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries
Cash Account Trust — Service Shares	| 57

throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2019, the Fund’s performance (Service Shares) was in the 4th quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment
58 |	Cash Account Trust — Service Shares

advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2019). The Board noted that, effective March 1, 2020, the fee paid to DIMA under the Fund’s administrative services agreement was reduced to 0.097%. Based on Broadridge data provided as of December 31, 2019, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were lower than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: DWS Government Cash Institutional Shares (1st quartile), Government Cash Managed Shares (2nd quartile) and DWS Government & Agency Money Fund shares (2nd quartile) and equal to the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares. The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment
Cash Account Trust — Service Shares	| 59

management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
The Board also considered that on September 24, 2020, the SEC granted a temporary order permitting DIMA and its affiliates to continue providing investment advisory and underwriting services to the DWS Funds notwithstanding a consent order entered into by Deutsche Bank AG on June 17, 2020 (the “Consent Order” ). The Board noted that the temporary order was granted effective as of the date of the Consent Order. The Board also noted various representations by DIMA to the Board relating to the Consent Order, including that the conduct giving rise to the Consent Order (unintentional conduct that resulted from a system outage that prevented Deutsche Bank AG from reporting data in accordance with
60 |	Cash Account Trust — Service Shares

applicable CFTC requirements for five days in April 2016) did not involve any DWS Fund or services DIMA and its affiliates provide to the DWS Funds, that DIMA and its personnel had no involvement in the alleged conduct giving rise to the Consent Order, and that the DWS Funds would not bear any financial impact or costs relating to the Consent Order.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
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DWS Tax-Exempt Portfolio
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Tax-Exempt Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2020.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
62 |	Cash Account Trust — Service Shares

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2019, the Fund’s performance (DWS Tax-Exempt Cash Premier Shares) was in the 1st quartile, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median
Cash Account Trust — Service Shares	| 63

(1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2019). The Board noted that, effective March 1, 2020, the fee paid to DIMA under the Fund’s administrative services agreement was reduced to 0.097%. Based on Broadridge data provided as of December 31, 2019, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares (4th quartile), DWS Tax-Exempt Cash Premier Shares (3rd quartile), Tax-Free Investment Class shares (4th quartile), Tax-Exempt Cash Managed Shares (4th quartile), DWS Tax-Exempt Money Fund shares (3rd quartile) and DWS Tax-Free Money Fund Class S shares (4th quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account
64 |	Cash Account Trust — Service Shares

distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
The Board also considered that on September 24, 2020, the SEC granted a temporary order permitting DIMA and its affiliates to continue providing investment advisory and underwriting services to the DWS Funds notwithstanding a consent order entered into by Deutsche Bank AG on June 17, 2020 (the “Consent Order” ). The Board noted that the temporary order was granted effective as of the date of the Consent Order. The Board also noted various representations by DIMA to the Board relating to the Consent Order, including that the conduct giving rise to the Consent Order (unintentional conduct that resulted from a system outage that prevented Deutsche Bank AG from reporting data in accordance with applicable CFTC requirements for five days in April 2016) did not involve any DWS Fund or services DIMA and its affiliates provide to the DWS Funds, that DIMA and its personnel had no involvement in the alleged
Cash Account Trust — Service Shares	| 65

conduct giving rise to the Consent Order, and that the DWS Funds would not bear any financial impact or costs relating to the Consent Order.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
66 |	Cash Account Trust — Service Shares

Board Members and Officers
The following table presents certain information regarding the Board Members and Officers of the Trust/Corporation. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust/Corporation. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period.
The Board Members may also serve in similar capacities with other funds in the fund complex. The number of funds in the DWS fund complex shown in the table below includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor.
Independent Board Members

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); former Chairman, National Association of Small Business Investment Companies; former Directorships: ICI Mutual Insurance Company; BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds)	72	—
Cash Account Trust — Service Shares	| 67

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and Chairman of the Board, Healthways, Inc.[2] (population wellbeing and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc.; Oak Brook Bank; Portland General Electric[2] (utility company (2003–2021); and Prisma Energy International. Not-for-Profit Director/Trustee: Palm Beach Civic Association; Window to the World Communications (public media); Life Director of Harris Theater for Music and Dance (Chicago); Life Director of Hubbard Street Dance Chicago; former Not-for-Profit Directorships: Public Radio International	72	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Advisory Board and former Executive Fellow, Hoffman Center for Business Ethics, Bentley University; formerly: Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988). Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	72	—
68 |	Cash Account Trust — Service Shares

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor of Finance, The Wharton School, University of Pennsylvania (since July 1972); Director, The Wharton Financial Institutions Center (1994–2020); formerly: Vice Dean and Director, Wharton Undergraduate Division (1995–2000) and Director, The Lauder Institute of International Management Studies (2000–2006); Member FDIC Systemic Risk Advisory Committee since 2011, member Systemic Risk Council since 2012 and member of the Advisory Board at the Yale Program on Financial Stability since 2013; Formerly Co-Chair of the Shadow Financial Regulatory Committee (2003–2015), Executive Director of The Financial Economists Roundtable (2008–2015), Director of The Thai Capital Fund (2007–2013), Director of The Aberdeen Singapore Fund (2007–2018), and Nonexecutive Director of Barclays Bank DE (2010–2018)	72	Director, Aberdeen Japan Fund (since 2007)
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); formerly: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	72	—
Rebecca W. Rimel (1951) Board Member since 1995	Senior Advisor, The Pew Charitable Trusts (charitable organization) (since July 2020); Director, The Bridgespan Group (nonprofit organization) (since October 2020); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012); President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–2020)	72	Director, Becton Dickinson and Company[2] (medical technology company) (2012–present); Director, BioTelemetry Inc.[2] (acquired by Royal Philips in 2021) (health care) (2009–present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	72	—
Cash Account Trust — Service Shares	| 69

Officers3

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[4]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[5] (1974) President and Chief Executive Officer, 2017–present	Fund Administration (Head since 2017), DWS; Secretary, DWS USA Corporation (2018–present); Assistant Secretary, DWS Distributors, Inc. (2018–present); Director and Vice President, DWS Service Company (2018–present); Assistant Secretary, DWS Investment Management Americas, Inc. (2018–present); Director and President, DB Investment Managers, Inc. (2018–present); President and Chief Executive Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2017–present); formerly: Vice President for the Deutsche funds (2016–2017); Assistant Secretary for the DWS funds (2013–2019); Assistant Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2013–2020); Directorships: Interested Director, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since June 25, 2020); ICI Mutual Insurance Company (since October 16, 2020); and Episcopalian Charities of New York (2018–present)
John Millette[6] (1962) Vice President and Secretary, 1999–present	Legal (Associate General Counsel), DWS; Chief Legal Officer, DWS Investment Management Americas, Inc. (2015–present); Director and Vice President, DWS Trust Company (2016–present); Secretary, DBX ETF Trust (2020–present); Vice President, DBX Advisors LLC (2021–present); Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. 2011–present); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017); and Assistant Secretary, DBX ETF Trust (2019–2020)
Ciara Crawford[7] (1984) Assistant Secretary, (2019–present)	Fund Administration (Specialist), DWS (2015–present); previously, Legal Assistant at Accelerated Tax Solutions.
Diane Kenneally[6] (1966) Chief Financial Officer and Treasurer, 2018–present	Fund Administration Treasurer’s Office (Co-Head since 2018), DWS; Treasurer, Chief Financial Officer and Controller, DBX ETF Trust (2019–present); Treasurer and Chief Financial Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present); formerly: Assistant Treasurer for the DWS funds (2007–2018)
Paul Antosca[6] (1957) Assistant Treasurer, 2007–present	Fund Administration Tax (Head), DWS; and Assistant Treasurer, DBX ETF Trust (2019–present)
Sheila Cadogan[6] (1966) Assistant Treasurer, 2017–present	Fund Administration Treasurer’s Office (Co-Head since 2018), DWS; Director and Vice President, DWS Trust Company (2018–present); Assistant Treasurer, DBX ETF Trust (2019–present); Assistant Treasurer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present)
Scott D. Hogan[6] (1970) Chief Compliance Officer, 2016–present	Anti-Financial Crime & Compliance US (Senior Team Lead), DWS; Chief Compliance Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2016–present)
70 |	Cash Account Trust — Service Shares

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[4]	Business Experience and Directorships During the Past Five Years
Caroline Pearson[6] (1962) Chief Legal Officer, 2010–present	Legal (Senior Team Lead), DWS; Assistant Secretary, DBX ETF Trust (2020–present); Chief Legal Officer, DBX Advisors LLC and DBX Strategic Advisors LLC (2020–present); Chief Legal Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2012–present); formerly: Secretary, Deutsche AM Distributors, Inc. (2002–2017); and Secretary, Deutsche AM Service Company (2010–2017)
Michelle Goveia-Pine[5] (1970) Interim Anti-Money Laundering Compliance Officer, since July 10, 2020	Anti-Financial Crime & Compliance US (Regional Head), DWS; Interim AML Officer, DWS Trust Company (since July 28, 2020); Interim AML Officer, DBX ETF Trust (since July 9, 2020); Interim AML Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since July 24, 2020)
[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.
[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
[3]	As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.
[4]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.
[5]	Address: 875 Third Avenue, New York, NY 10022.
[6]	Address: 100 Summer Street, Boston, MA 02110.
[7]	Address: 5022 Gate Parkway, Suite 400, Jacksonville, FL 32256.
Certain officers hold similar positions for other investment companies for which DIMA or an affiliate serves as the Advisor.
The Fund’s Statement of Additional Information (“SAI” ) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.
Cash Account Trust — Service Shares	| 71

222 South Riverside Plaza
Chicago, IL 60606-5808
CATS-2
(R-027582-10 6/21)

April 30, 2021
Annual Report
to Shareholders
DWS Government & Agency Securities Portfolio
DWS Government & Agency Money Fund

Contents

4	Portfolio Management Review
9	Portfolio Summary
10	Investment Portfolio
14	Statement of Assets and Liabilities
16	Statement of Operations
17	Statements of Changes in Net Assets
18	Financial Highlights
19	Notes to Financial Statements
29	Report of Independent Registered Public Accounting Firm
31	Information About Your Fund’s Expenses
32	Tax Information
33	Other Information
34	Advisory Agreement Board Considerations and Fee Evaluation
39	Board Members and Officers
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2 |	DWS Government & Agency Money Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.
War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.
DWS Government & Agency Money Fund	| 3

Portfolio Management Review	(Unaudited)
Market Overview
All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. Yields fluctuate and are not guaranteed.
Over the past 12 months ended April 30, 2021, yields across the money market yield curve fluctuated based on the status of the U.S. economy, evolving U.S. Federal Reserve (Fed) statements and actions, federal, state and local responses to the coronavirus pandemic, and investor sentiment regarding the November 2020 election.
In response to severe economic disruptions from the onset of the COVID-19 pandemic in the first quarter of 2020, the Fed had enacted a series of measures to gradually restore liquidity to the money markets and boost confidence in financial markets overall. The Fed cut short-term rates by 1.5 percentage points, re-initiated quantitative easing through significant purchases of Treasury, agency, mortgage and high yield securities, restarted liquidity facilities that had been effective in boosting market liquidity during the 2008 financial crisis, and added new facilities. On the fiscal side, Congress began its stimulus efforts by passing a $2.3 trillion aid package that included direct payments to individuals, enhanced unemployment benefits and loans to small businesses. These actions helped to stabilize equity markets and boost investor confidence. Liquidity within the money markets, which initially had been significantly disrupted by the pandemic, was aided to a tremendous degree by these monetary and fiscal measures. As a result, by the end of April 2020 money markets had largely normalized.
The U.S. economy attempted to restart during May 2020 as some states began to emerge from lockdowns, consumer spending picked up, and job gains were registered following massive declines in employment during the preceding months. However, most other U.S. economic data remained at reduced levels, as second-quarter 2020 GDP experienced its worst three-month contraction in U.S. history. As investor sentiment became tied to how well COVID-19 could be contained until the implementation of effective vaccines, June and July saw a number of
4 |	DWS Government & Agency Money Fund

setbacks, as several states were forced to freeze or reverse re-openings because of local coronavirus outbreaks.
During early fall 2020 through the end of last year, investors anxiously awaited the outcome of the U.S. election, witnessed significant political disruptions, and waited to see whether Congress and the previous Administration could agree on another stimulus package. A relief package, though smaller than anticipated, finally was approved near the end of last year.
“We continue to apply what we believe to be a careful approach to investing on behalf of the Fund and to seek competitive yield for our shareholders.”
Coming into 2021, investors welcomed the resolution of the presidential election as well as the passage of an additional $900 billion fiscal package on January 12, and financial markets assumed a “risk on”  posture. In light of the fiscal stimulus and the Fed’s strong monetary support, short-term rates declined significantly during the first quarter of 2021. In addition, the U.S. Treasury’s recent decision to reduce the volume of Treasury bills outstanding also exerted downward pressure on short-term rates. By the end of the 12-month period, money market rates had approached their lowest levels since the 2008 financial crisis.
As of April 30, 2021, yields of one-month, six-month and one-year Treasury bills were 0.01%, 0.03% and 0.05%, respectively, versus 0.10%, 0.11% and 0.16%, respectively, as of April 30, 2020 (source: U.S. Department of the Treasury).
Positive Contributors to Fund Performance
DWS Government & Agency Securities Portfolio seeks to provide maximum current income consistent with stability of capital.
Within the DWS Government & Agency Securities Portfolio, we were able to maintain what we believe to be a competitive yield for the Fund during its annual period ended April 30, 2021. For much of the period, the Fund invested in overnight agency and Treasury repurchase agreements (repo)
DWS Government & Agency Money Fund	| 5

for liquidity, and looked for yield opportunities from three-month agency and Treasury securities.
Negative Contributors to Fund Performance
During the 12-month period, in the case of the Government & Agency Securities Portfolio, investments in agency and Treasury floating-rate securities detracted from overall returns due to significant decreases in yields at the front end of the yield curve (those with the shortest maturities). More generally, the securities that the Portfolio invested in had shorter maturities with generally lower yields, rather than longer maturities with generally higher yields, which carry more interest rate risk. In the end, this cost the Fund some yield, but we believe that this represented a prudent approach to preserving principal.
Outlook and Positioning
At present, the Fed is continuing its extremely accommodative monetary stance. The U.S. central bank recently stated its intention to maintain a near-zero federal funds rate at least through 2022 as well as an aggressive quantitative easing program, as it attempts to aid the economy generally and the travel and hospitality segments in particular. In addition, with approximately $5 trillion in fiscal stimulus now circulating through the U.S. economy, and the possibility for additional stimulus from the Biden administration’s infrastructure proposals, we look for economic growth to accelerate in the second half of this year, and for eventual increases in money market rates from an anticipated rebound in short-term agency and Treasury security supply. Given this environment, we plan to maintain a slightly extended duration stance during the second quarter, and will look to shorten duration during the remainder of the year while we seek to take advantage of expected higher front-end yields.
We continue our insistence on what we believe to be the highest credit quality within the Fund. We also plan to maintain what we believe to be our conservative investment strategies and standards under the current market conditions. We continue to apply what we believe to be a careful approach to investing on behalf of the Fund and to seek competitive yield for our shareholders.
6 |	DWS Government & Agency Money Fund

Fund Performance  (as of April 30, 2021)
Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
7-Day Current Yield
DWS Government & Agency Money Fund	0.01%*
Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. For the most current yield information, visit our Web site at dws.com.
*	The 7-Day Current Yield would have been –0.24% had certain expenses not been reduced.
Portfolio Management Team
A group of investment professionals is responsible for the day-to-day management of the Fund. These investment professionals have a broad range of experience managing money market funds.
The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.
Terms to Know
Gross domestic product (GDP) is the monetary value of goods and services produced within a country’s borders in a specific time frame.
The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.
Floating-rate securities are debt instruments with floating-rate coupons that generally reset every 30 to 90 days. While floating-rate securities are senior to equity and fixed- income securities, there is no guaranteed return of principal in case of default. Floating- rate issues often have less interest-rate risk than other fixed-income investments.
Floating-rate securities are most often secured assets, generally senior to a company’s secured debt, and can be transferred to debt holders, resulting in potential downside risk.
A repurchase agreement, or “overnight repo,”  is an agreement between a seller and a buyer, usually of government securities, where the seller agrees to repurchase the
DWS Government & Agency Money Fund	| 7

securities at a given price and usually at a stated time. Repos are widely used money market instruments that serve as an interest-bearing, short-term “parking place”  for large sums of money.
8 |	DWS Government & Agency Money Fund

Portfolio Summary	(Unaudited)
DWS Government & Agency Securities Portfolio
Asset Allocation (As a % of Investment Portfolio)	4/30/21	4/30/20
Government & Agency Obligations	79%	69%
Repurchase Agreements	21%	31%
	100%	100%
Weighted Average Maturity	4/30/21	4/30/20
Cash Account Trust — DWS Government & Agency Securities Portfolio	39 days	19 days
iMoneyNet Money Fund Average™ — Gov’t & Agency Retail*	35 days	35 days
*	The Fund is compared to its respective iMoneyNet Money Fund Average category: Gov’t & Agency Retail — Category includes the most broadly based of the government retail funds. These funds may invest in U.S. Treasury securities, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 10. A quarterly Fact Sheet is available on dws.com or upon request.
DWS Government & Agency Money Fund	| 9

Investment Portfolio	as of April 30, 2021
	Principal Amount ($)	Value ($)
Government & Agency Obligations 82.2%
U.S. Government Sponsored Agencies 18.0%
Federal Farm Credit Bank:
SOFR + 0.07%, 0.08% (a), 8/11/2022	20,000,000	20,001,298
0.35% (b), 5/7/2021	22,000,000	21,999,803
Federal Home Loan Bank:
SOFR + 0.01%, 0.02% (a), 5/3/2021	52,500,000	52,500,000
SOFR + 0.01%, 0.02% (a), 1/13/2022	15,000,000	15,000,000
SOFR + 0.015%, 0.025% (a), 8/27/2021	18,500,000	18,500,000
0.04% (b), 5/12/2021	45,000,000	44,999,464
0.041% (b), 6/4/2021	6,000,000	5,999,773
0.041% (b), 6/14/2021	4,000,000	3,999,804
0.041% (b), 10/20/2021	30,000,000	29,994,267
1-month USD-LIBOR minus 0.01%, 0.101% (a), 5/3/2021	15,250,000	15,249,991
SOFR + 0.12%, 0.13% (a), 2/28/2022	21,000,000	21,000,000
Federal Home Loan Mortgage Corp.:
SOFR + 0.07%, 0.08% (a), 2/25/2022	47,000,000	47,000,000
0.096%, 8/11/2021	60,000,000	60,000,000
SOFR + 0.095%, 0.105% (a), 8/19/2022	23,000,000	23,000,000
SOFR + 0.145%, 0.155% (a), 12/9/2021	10,000,000	10,000,000
SOFR + 0.15%, 0.16% (a), 3/4/2022	21,000,000	20,983,021
SOFR + 0.19%, 0.2% (a), 6/2/2022	10,000,000	10,000,000
Federal National Mortgage Association:
SOFR + 0.075%, 0.085% (a), 6/4/2021	40,000,000	40,000,000
SOFR + 0.3%, 0.31% (a), 1/7/2022	18,500,000	18,500,000
SOFR + 0.31%, 0.32% (a), 10/25/2021	7,500,000	7,500,000
		486,227,421
U.S. Treasury Obligations 64.2%
U.S. Treasury Bills:
0.001% (b), 5/4/2021	25,000,000	24,999,999
0.002% (b), 5/4/2021	39,500,000	39,499,998
0.01% (b), 5/6/2021	60,500,000	60,499,916
0.01% (b), 5/18/2021	23,500,000	23,499,902
0.016% (b), 6/24/2021	40,000,000	39,999,040
0.02% (b), 7/29/2021	7,380,000	7,379,635
0.03% (b), 6/17/2021	50,000,000	49,998,042
0.031% (b), 5/11/2021	100,000,000	99,999,071
0.031% (b), 11/4/2021	125,000,000	124,980,726
The accompanying notes are an integral part of the financial statements.
10 |	DWS Government & Agency Money Fund

	Principal Amount ($)	Value ($)
0.035% (b), 5/4/2021	70,000,000	69,999,790
0.035% (b), 10/28/2021	95,000,000	94,983,375
0.036% (b), 5/11/2021	35,000,000	34,999,728
0.036% (b), 10/7/2021	40,000,000	39,993,728
0.039% (b), 6/3/2021	45,000,000	44,998,527
0.041% (b), 7/20/2021	15,000,000	14,998,667
0.042% (b), 5/18/2021	70,000,000	69,998,790
0.042% (b), 6/10/2021	130,000,000	129,994,005
0.042% (b), 10/21/2021	100,000,000	99,980,297
0.043% (b), 6/1/2021	145,000,000	144,994,693
0.046% (b), 6/3/2021	105,000,000	104,995,526
0.076% (b), 5/18/2021	30,000,000	29,998,763
0.091% (b), 5/27/2021	100,000,000	99,993,500
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield + 0.055%, 0.075% (a), 7/31/2022	22,500,000	22,499,525
3-month U.S. Treasury Bill Money Market Yield + 0.114%, 0.134% (a), 4/30/2022	125,000,000	125,092,219
3-month U.S. Treasury Bill Money Market Yield + 0.22%, 0.24% (a), 7/31/2021	91,500,000	91,550,389
3-month U.S. Treasury Bill Money Market Yield + 0.3%, 0.32% (a), 10/31/2021	40,000,000	40,059,533
		1,729,987,384
Total Government & Agency Obligations (Cost $2,216,214,805)		2,216,214,805
Repurchase Agreements 22.4%
Barclays Bank PLC, 0.01%, dated 4/30/2021, to be repurchased at $138,800,116 on 5/3/2021 (c)	138,800,000	138,800,000
BNP Paribas, 0.005%, dated 4/30/2021, to be repurchased at $121,500,506 on 5/3/2021 (d)	121,500,000	121,500,000
Citigroup Global Markets, Inc., 0.01%, dated 4/30/2021, to be repurchased at $83,100,069 on 5/3/2021 (e)	83,100,000	83,100,000
Fixed Income Clearing Corp., 0.005%, dated 4/30/2021, to be repurchased at $100,000,042 on 5/3/2021 (f)	100,000,000	100,000,000
Wells Fargo Bank, 0.01%, dated 4/30/2021, to be repurchased at $161,700,135 on 5/3/2021 (g)	161,700,000	161,700,000
Total Repurchase Agreements (Cost $605,100,000)		605,100,000

The accompanying notes are an integral part of the financial statements.
DWS Government & Agency Money Fund	| 11

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,821,314,805)	104.6	2,821,314,805
Other Assets and Liabilities, Net	(4.6)	(124,897,824)
Net Assets	100.0	2,696,416,981
(a)	Floating rate security. These securities are shown at their current rate as of April 30, 2021.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
142,333,500	U.S. Treasury Notes	0.75	04/30/2026	141,576,001
(d)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
15,571,600	U.S. Treasury Bills	Zero Coupon	07/13/2021–08/17/2021	15,571,133
107,143,900	U.S. Treasury Notes	1.125–2.5	09/30/2021–04/30/2022	108,358,525
300	U.S. Treasury Inflation-Indexed Bonds	0.125–0.625	07/15/2021–01/15/2022	356
Total Collateral Value				123,930,014
(e)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
67,915,000	U.S. Treasury Bonds	2.875–5.5	05/15/2028–11/15/2028	84,749,550
7,100	U.S. Treasury Inflation-Indexed Bonds	0.75–2.125	07/15/2028–02/15/2041	12,494
Total Collateral Value				84,762,044
(f)	Collateralized by $115,847,400 U.S. Treasury Bonds, 1.375–2%, maturing on 02/15/2050–08/15/2050 with a value of $102,000,055.
The accompanying notes are an integral part of the financial statements.
12 |	DWS Government & Agency Money Fund

(g)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
77,207,414	Federal Home Loan Mortgage Corp.	1.5–7	09/01/2033–01/01/2051	82,467,000
68,084,755	U.S. Treasury Inflation-Indexed Bonds	0.125–0.375	07/15/2026–07/15/2027	82,467,023
Total Collateral Value				164,934,023
LIBOR:	London Interbank Offered Rate
SOFR:	Secured Overnight Financing Rate
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (a)	$—	$2,216,214,805	$—	$2,216,214,805
Repurchase Agreements	—	605,100,000	—	605,100,000
Total	$ —	$2,821,314,805	$ —	$2,821,314,805
(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.
DWS Government & Agency Money Fund	| 13

Statement of Assets and Liabilities
as of April 30, 2021

Assets	DWS Government & Agency Securities Portfolio
Investments in securities, valued at amortized cost	$ 2,216,214,805
Repurchase agreements, valued at amortized cost	605,100,000
Cash	240,808
Receivable for Fund shares sold	141,503
Interest receivable	89,791
Other assets	74,966
Total assets	2,821,861,873
Liabilities
Payable for investments purchased	124,980,726
Payable for Fund shares redeemed	213,763
Distributions payable	15,601
Accrued Trustees' fees	25,921
Other accrued expenses and payables	208,881
Total liabilities	125,444,892
Net assets, at value	$ 2,696,416,981
Net Assets Consist of
Distributable earnings (loss)	132,985
Paid-in capital	2,696,283,996
Net assets, at value	$ 2,696,416,981
The accompanying notes are an integral part of the financial statements.
14 |	DWS Government & Agency Money Fund

Statement of Assets and Liabilities as of April 30, 2021 (continued)

Net Asset Value	DWS Government & Agency Securities Portfolio
DWS Government & Agency Money Fund
Net Asset Value, offering and redemption price per share ($217,994,592 ÷ 217,998,191 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
DWS Government Cash Institutional Shares
Net Asset Value, offering and redemption price per share ($2,395,548,042 ÷ 2,395,587,567 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Government Cash Managed Shares
Net Asset Value, offering and redemption price per share ($60,445,609 ÷ 60,446,607 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Service Shares
Net Asset Value, offering and redemption price per share ($22,428,738 ÷ 22,429,108 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
The accompanying notes are an integral part of the financial statements.
DWS Government & Agency Money Fund	| 15

Statement of Operations
for the year ended April 30, 2021

Investment Income	DWS Government & Agency Securities Portfolio
Income:
Interest	$ 3,467,558
Expenses:
Management fee	2,281,713
Administration fee	2,752,153
Services to shareholders	557,671
Distribution and service fees	296,903
Custodian fee	28,808
Professional fees	87,498
Reports to shareholders	68,629
Registration fees	95,240
Trustees' fees and expenses	98,607
Other	185,340
Total expenses before expense reductions	6,452,562
Expense reductions	(3,836,782)
Total expenses after expense reductions	2,615,780
Net investment income	851,778
Net realized gain (loss) from investments	22,094
Net increase (decrease) in net assets resulting from operations	$ 873,872
The accompanying notes are an integral part of the financial statements.
16 |	DWS Government & Agency Money Fund

Statements of Changes in Net Assets
DWS Government & Agency Securities Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2021	2020
Operations:
Net investment income	$ 851,778	$ 46,198,435
Net realized gain (loss)	22,094	(38,106)
Net increase (decrease) in net assets resulting from operations	873,872	46,160,329
Distributions to shareholders:
DWS Government & Agency Money Fund	(26,120)	(3,929,627)
DWS Government Cash Institutional Shares	(812,673)	(38,742,479)
Government Cash Managed Shares	(11,037)	(3,346,390)
Service Shares	(1,948)	(179,937)
Total distributions	(851,778)	(46,198,433)
Fund share transactions:
Proceeds from shares sold	96,948,215,837	59,955,424,978
Reinvestment of distributions	169,042	13,073,542
Payments for shares redeemed	(97,221,845,129)	(59,736,870,790)
Net increase (decrease) in net assets from Fund share transactions	(273,460,250)	231,627,730
Increase (decrease) in net assets	(273,438,156)	231,589,626
Net assets at beginning of period	2,969,855,137	2,738,265,511
Net assets at end of period	$ 2,696,416,981	$ 2,969,855,137
The accompanying notes are an integral part of the financial statements.
DWS Government & Agency Money Fund	| 17

Financial Highlights
DWS Government & Agency Securities Portfolio — DWS Government & Agency Money Fund
	Years Ended April 30,
	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.000 *	.016	.020	.010	.003
Net realized gain (loss)	.000 *	(.000) *	(.000) *	.000 *	.000 *
Total from investment operations	.000 *	.016	.020	.010	.003
Less distributions from:
Net investment income	(.000) *	(.016)	(.020)	(.010)	(.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	.01	1.62	1.99	1.03	.31
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	218	242	214	132	145
Ratio of expenses before expense reductions (%)	.25	.26	.28	.30	.30
Ratio of expenses after expense reductions (%)	.11	.20	.21	.19	.19
Ratio of net investment income (%)	.01	1.59	2.01	1.01	.33
[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
The accompanying notes are an integral part of the financial statements.
18 |	DWS Government & Agency Money Fund

Notes to Financial Statements
A.	Organization and Significant Accounting Policies
Cash Account Trust (the “Trust” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Trust offers two funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. These financial statements report on DWS Government & Agency Securities Portfolio (the “Fund” ).
DWS Government & Agency Securities Portfolio offers four classes of shares: DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.
The financial highlights for all classes of shares, other than DWS Government & Agency Money Fund, are provided separately and are available upon request.
The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
DWS Government & Agency Money Fund	| 19

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund’s claims on the collateral may be subject to legal proceedings.
As of April 30, 2021, the Fund held repurchase agreements with a gross value of $605,100,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At April 30, 2021, DWS Government & Agency Securities Portfolio had net tax basis capital loss carryforwards of approximately $72,000 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
The Fund has reviewed the tax positions for the open tax years as of April 30, 2021 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The
20 |	DWS Government & Agency Money Fund

Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.
At April 30, 2021, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
DWS Government & Agency Securities Portfolio:
Undistributed ordinary income*	$ 220,124
Capital loss carryforwards	$ (72,000)
At April 30, 2021, DWS Government & Agency Securities Portfolio had an aggregate cost of investments for federal income tax purposes was $2,821,314,805.
In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended April 30,
	2021	2020
DWS Government & Agency Securities Portfolio:
Distributions from ordinary income*	$ 851,778	$ 46,198,433
*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from
DWS Government & Agency Money Fund	| 21

investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.
B.	Related Parties
Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%
Accordingly, for the year ended April 30, 2021, the fee pursuant to the Investment Management Agreement on DWS Government & Agency Securities Portfolio was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.08% of the Fund’s average daily net assets.
The Advisor has agreed to contractually reduce its management fee for the Fund such that the annual effective rate is limited to 0.05% of the Fund’s average daily net assets.
For the period from May 1, 2020 through September 30, 2021, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Government & Agency Money Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.45%.
In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Government & Agency Money Fund.
22 |	DWS Government & Agency Money Fund

The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ annual reports that are provided separately and are available upon request.
For the year ended April 30, 2021, fees waived and/or expenses reimbursed for each class are as follows:
DWS Government & Agency Money Fund	$ 316,321
DWS Government Cash Institutional Shares	2,988,706
Government Cash Managed Shares	349,413
Service Shares	182,342
$ 3,836,782
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2021, the Administration Fee was as follows:
Fund	Administration Fee	Unpaid at April 30, 2021
DWS Government & Agency Securities Portfolio	$2,752,153	$214,845
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2021, the amounts charged to the Fund by DSC were as follows:
DWS Government & Agency Securities Portfolio:	Total Aggregated	Unpaid at April 30, 2021
DWS Government & Agency Money Fund	$ 63,111	$ 10,924
DWS Government Cash Institutional Shares	273,593	33,524
Government Cash Managed Shares	82,033	13,742
Service Shares	49,346	6,217
	$ 468,083	$ 64,407
In addition, for the year ended April 30, 2021, the amounts charged to the Fund for recordkeeping and other administrative services provided by
DWS Government & Agency Money Fund	| 23

unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
DWS Government & Agency Money Fund	$ 57,816
Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ), calculated as a percentage of average daily net assets for the shares listed in the following table.
For the year ended April 30, 2021, the Distribution Fee was as follows:
DWS Government & Agency Securities Portfolio:	Distribution Fee	Unpaid at April 30, 2021	Annual Rate	Contractual Rate
Service Shares	$ 117,189	$ 8,551.60%		.60%
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.
For the year ended April 30, 2021, the Service Fee was as follows:
DWS Government & Agency Securities Portfolio:	Service Fee	Unpaid at April 30, 2021	Annual Rate	Contractual Rate
Government Cash Managed Shares	$ 179,714	$ 7,532.15%		.15%
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the year ended April 30, 2021, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  was as follows:
Fund	Total Aggregated	Unpaid at April 30, 2021
DWS Government & Agency Securities Portfolio	$4,800	$861
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
C.	Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the
24 |	DWS Government & Agency Money Fund

untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2021.
D.	Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
DWS Government & Agency Securities Portfolio
	Year Ended April 30, 2021		Year Ended April 30, 2020
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Government & Agency Money Fund	179,306,040	$ 179,306,040	345,149,848	$ 345,149,848
DWS Government Cash Institutional Shares	96,120,254,318	96,120,254,318	58,349,981,410	58,349,981,410
Government Cash Managed Shares	576,283,319	576,283,319	1,174,326,892	1,174,326,892
Service Shares	72,364,072	72,364,072	85,935,603	85,935,603
Account maintenance fees	—	8,088	—	31,225
		$ 96,948,215,837		$ 59,955,424,978
DWS Government & Agency Money Fund	| 25

	Year Ended April 30, 2021		Year Ended April 30, 2020
	Shares	Dollars	Shares	Dollars
Shares issued to shareholders in reinvestment of distributions
DWS Government & Agency Money Fund	26,120	$ 26,120	3,888,884	$ 3,888,884
DWS Government Cash Institutional Shares	136,358	136,358	8,006,884	8,006,884
Government Cash Managed Shares	4,616	4,616	1,000,973	1,000,973
Service Shares	1,948	1,948	176,801	176,801
		$ 169,042		$ 13,073,542
Shares redeemed
DWS Government & Agency Money Fund	(203,193,785)	$ (203,193,785)	(321,151,663)	$ (321,151,663)
DWS Government Cash Institutional Shares	(96,288,042,740)	(96,288,042,740)	(58,128,690,998)	(58,128,690,998)
Government Cash Managed Shares	(653,112,831)	(653,112,831)	(1,211,974,660)	(1,211,974,660)
Service Shares	(77,495,773)	(77,495,773)	(75,053,469)	(75,053,469)
		$ (97,221,845,129)		$ (59,736,870,790)
26 |	DWS Government & Agency Money Fund

	Year Ended April 30, 2021		Year Ended April 30, 2020
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
DWS Government & Agency Money Fund	(23,861,625)	$ (23,861,625)	27,887,069	$ 27,887,069
DWS Government Cash Institutional Shares	(167,652,064)	(167,652,064)	229,297,296	229,297,296
Government Cash Managed Shares	(76,824,896)	(76,824,896)	(36,646,795)	(36,646,795)
Service Shares	(5,129,753)	(5,129,753)	11,058,935	11,058,935
Account maintenance fees	—	8,088	—	31,225
		$ (273,460,250)		$ 231,627,730
E.	Ownership of the Fund
From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.
At April 30, 2021, 50% of the outstanding shares of the Fund was held by other affiliated DWS funds shareholder accounts as a cash management vehicle for the cash collateral received in connection with the securities lending program of the DWS family of funds.
F.	Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low interest rates, the Fund’s yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power
DWS Government & Agency Money Fund	| 27

for long-term investors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.
If there is an insufficient supply of US government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the fund.
G.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity and increased government activity. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.
28 |	DWS Government & Agency Money Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Cash Account Trust and Shareholders of DWS Government & Agency Securities Portfolio:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Government & Agency Securities Portfolio (the “Fund” ) (one of the funds constituting Cash Account Trust) (the “Trust” ), including the investment portfolio, as of April 30, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Cash Account Trust) at April 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
DWS Government & Agency Money Fund	| 29

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2021, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
June 24, 2021
30 |	DWS Government & Agency Money Fund

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the DWS Government & Agency Money Fund. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2020 to April 30, 2021).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
DWS Government & Agency Money Fund	| 31

Expenses and Value of a $1,000 Investment
for the six months ended April 30, 2021 (Unaudited)

Actual Fund Return	DWS Government & Agency Money Fund
Beginning Account Value 11/1/20	$1,000.00
Ending Account Value 4/30/21	$1,000.05
Expenses Paid per $1,000*	$ .40
Hypothetical 5% Fund Return
Beginning Account Value 11/1/20	$1,000.00
Ending Account Value 4/30/21	$1,024.40
Expenses Paid per $1,000*	$ .40
*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratio	DWS Government & Agency Money Fund
DWS Government & Agency Securities Portfolio	.08%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
Tax Information	(Unaudited)
A total of 67% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is generally exempt from state income tax.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.
32 |	DWS Government & Agency Money Fund

Other Information
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings
Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.
DWS Government & Agency Money Fund	| 33

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Government & Agency Securities Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2020.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s
34 |	DWS Government & Agency Money Fund

shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2019, the Fund’s performance (Service Shares) was in the 4th quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates
DWS Government & Agency Money Fund	| 35

paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2019). The Board noted that, effective March 1, 2020, the fee paid to DIMA under the Fund’s administrative services agreement was reduced to 0.097%. Based on Broadridge data provided as of December 31, 2019, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were lower than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: DWS Government Cash Institutional Shares (1st quartile), Government Cash Managed Shares (2nd quartile) and DWS Government & Agency Money Fund shares (2nd quartile) and equal to the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares. The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the
36 |	DWS Government & Agency Money Fund

profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
The Board also considered that on September 24, 2020, the SEC granted a temporary order permitting DIMA and its affiliates to continue providing investment advisory and underwriting services to the DWS Funds notwithstanding a consent order entered into by Deutsche Bank AG on June 17, 2020 (the “Consent Order” ). The Board noted that the temporary order was granted effective as of the date of the Consent Order. The Board also noted various representations by DIMA to the Board relating to the Consent Order, including that the conduct giving rise to the Consent Order (unintentional conduct that resulted from a system outage that prevented Deutsche Bank AG from reporting data in accordance with applicable CFTC requirements for five days in April 2016) did not involve
DWS Government & Agency Money Fund	| 37

any DWS Fund or services DIMA and its affiliates provide to the DWS Funds, that DIMA and its personnel had no involvement in the alleged conduct giving rise to the Consent Order, and that the DWS Funds would not bear any financial impact or costs relating to the Consent Order.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
38 |	DWS Government & Agency Money Fund

Board Members and Officers
The following table presents certain information regarding the Board Members and Officers of the Trust/Corporation. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust/Corporation. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period.
The Board Members may also serve in similar capacities with other funds in the fund complex. The number of funds in the DWS fund complex shown in the table below includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor.
Independent Board Members

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); former Chairman, National Association of Small Business Investment Companies; former Directorships: ICI Mutual Insurance Company; BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds)	72	—
DWS Government & Agency Money Fund	| 39

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and Chairman of the Board, Healthways, Inc.[2] (population wellbeing and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc.; Oak Brook Bank; Portland General Electric[2] (utility company (2003–2021); and Prisma Energy International. Not-for-Profit Director/Trustee: Palm Beach Civic Association; Window to the World Communications (public media); Life Director of Harris Theater for Music and Dance (Chicago); Life Director of Hubbard Street Dance Chicago; former Not-for-Profit Directorships: Public Radio International	72	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Advisory Board and former Executive Fellow, Hoffman Center for Business Ethics, Bentley University; formerly: Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988). Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	72	—
40 |	DWS Government & Agency Money Fund

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor of Finance, The Wharton School, University of Pennsylvania (since July 1972); Director, The Wharton Financial Institutions Center (1994–2020); formerly: Vice Dean and Director, Wharton Undergraduate Division (1995–2000) and Director, The Lauder Institute of International Management Studies (2000–2006); Member FDIC Systemic Risk Advisory Committee since 2011, member Systemic Risk Council since 2012 and member of the Advisory Board at the Yale Program on Financial Stability since 2013; Formerly Co-Chair of the Shadow Financial Regulatory Committee (2003–2015), Executive Director of The Financial Economists Roundtable (2008–2015), Director of The Thai Capital Fund (2007–2013), Director of The Aberdeen Singapore Fund (2007–2018), and Nonexecutive Director of Barclays Bank DE (2010–2018)	72	Director, Aberdeen Japan Fund (since 2007)
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); formerly: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	72	—
Rebecca W. Rimel (1951) Board Member since 1995	Senior Advisor, The Pew Charitable Trusts (charitable organization) (since July 2020); Director, The Bridgespan Group (nonprofit organization) (since October 2020); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012); President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–2020)	72	Director, Becton Dickinson and Company[2] (medical technology company) (2012–present); Director, BioTelemetry Inc.[2] (acquired by Royal Philips in 2021) (health care) (2009–present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	72	—
DWS Government & Agency Money Fund	| 41

Officers3

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[4]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[5] (1974) President and Chief Executive Officer, 2017–present	Fund Administration (Head since 2017), DWS; Secretary, DWS USA Corporation (2018–present); Assistant Secretary, DWS Distributors, Inc. (2018–present); Director and Vice President, DWS Service Company (2018–present); Assistant Secretary, DWS Investment Management Americas, Inc. (2018–present); Director and President, DB Investment Managers, Inc. (2018–present); President and Chief Executive Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2017–present); formerly: Vice President for the Deutsche funds (2016–2017); Assistant Secretary for the DWS funds (2013–2019); Assistant Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2013–2020); Directorships: Interested Director, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since June 25, 2020); ICI Mutual Insurance Company (since October 16, 2020); and Episcopalian Charities of New York (2018–present)
John Millette[6] (1962) Vice President and Secretary, 1999–present	Legal (Associate General Counsel), DWS; Chief Legal Officer, DWS Investment Management Americas, Inc. (2015–present); Director and Vice President, DWS Trust Company (2016–present); Secretary, DBX ETF Trust (2020–present); Vice President, DBX Advisors LLC (2021–present); Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. 2011–present); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017); and Assistant Secretary, DBX ETF Trust (2019–2020)
Ciara Crawford[7] (1984) Assistant Secretary, (2019–present)	Fund Administration (Specialist), DWS (2015–present); previously, Legal Assistant at Accelerated Tax Solutions.
Diane Kenneally[6] (1966) Chief Financial Officer and Treasurer, 2018–present	Fund Administration Treasurer’s Office (Co-Head since 2018), DWS; Treasurer, Chief Financial Officer and Controller, DBX ETF Trust (2019–present); Treasurer and Chief Financial Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present); formerly: Assistant Treasurer for the DWS funds (2007–2018)
Paul Antosca[6] (1957) Assistant Treasurer, 2007–present	Fund Administration Tax (Head), DWS; and Assistant Treasurer, DBX ETF Trust (2019–present)
Sheila Cadogan[6] (1966) Assistant Treasurer, 2017–present	Fund Administration Treasurer’s Office (Co-Head since 2018), DWS; Director and Vice President, DWS Trust Company (2018–present); Assistant Treasurer, DBX ETF Trust (2019–present); Assistant Treasurer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present)
Scott D. Hogan[6] (1970) Chief Compliance Officer, 2016–present	Anti-Financial Crime & Compliance US (Senior Team Lead), DWS; Chief Compliance Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2016–present)
42 |	DWS Government & Agency Money Fund

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[4]	Business Experience and Directorships During the Past Five Years
Caroline Pearson[6] (1962) Chief Legal Officer, 2010–present	Legal (Senior Team Lead), DWS; Assistant Secretary, DBX ETF Trust (2020–present); Chief Legal Officer, DBX Advisors LLC and DBX Strategic Advisors LLC (2020–present); Chief Legal Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2012–present); formerly: Secretary, Deutsche AM Distributors, Inc. (2002–2017); and Secretary, Deutsche AM Service Company (2010–2017)
Michelle Goveia-Pine[5] (1970) Interim Anti-Money Laundering Compliance Officer, since July 10, 2020	Anti-Financial Crime & Compliance US (Regional Head), DWS; Interim AML Officer, DWS Trust Company (since July 28, 2020); Interim AML Officer, DBX ETF Trust (since July 9, 2020); Interim AML Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since July 24, 2020)
[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.
[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
[3]	As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.
[4]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.
[5]	Address: 875 Third Avenue, New York, NY 10022.
[6]	Address: 100 Summer Street, Boston, MA 02110.
[7]	Address: 5022 Gate Parkway, Suite 400, Jacksonville, FL 32256.
Certain officers hold similar positions for other investment companies for which DIMA or an affiliate serves as the Advisor.
The Fund’s Statement of Additional Information (“SAI” ) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.
DWS Government & Agency Money Fund	| 43

222 South Riverside Plaza
Chicago, IL 60606-5808
DGAMF-2
(R-027588-10 6/21)

April 30, 2021
Annual Report
to Shareholders
DWS Government & Agency Securities Portfolio
DWS Government Cash Institutional Shares
Fund #250
Government Cash Managed Shares
Fund #254

Contents

4	Portfolio Management Review
9	Portfolio Summary
10	Investment Portfolio
14	Statement of Assets and Liabilities
16	Statement of Operations
17	Statements of Changes in Net Assets
18	Financial Highlights
20	Notes to Financial Statements
31	Report of Independent Registered Public Accounting Firm
33	Information About Your Fund’s Expenses
34	Tax Information
35	Other Information
36	Advisory Agreement Board Considerations and Fee Evaluation
41	Board Members and Officers
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2 |	DWS Government Cash Institutional Shares Government Cash Managed Shares

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.
War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.
DWS Government Cash Institutional Shares Government Cash Managed Shares	| 3

Portfolio Management Review	(Unaudited)
Market Overview
All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. Yields fluctuate and are not guaranteed.
Over the past 12 months ended April 30, 2021, yields across the money market yield curve fluctuated based on the status of the U.S. economy, evolving U.S. Federal Reserve (Fed) statements and actions, federal, state and local responses to the coronavirus pandemic, and investor sentiment regarding the November 2020 election.
In response to severe economic disruptions from the onset of the COVID-19 pandemic in the first quarter of 2020, the Fed had enacted a series of measures to gradually restore liquidity to the money markets and boost confidence in financial markets overall. The Fed cut short-term rates by 1.5 percentage points, re-initiated quantitative easing through significant purchases of Treasury, agency, mortgage and high yield securities, restarted liquidity facilities that had been effective in boosting market liquidity during the 2008 financial crisis, and added new facilities. On the fiscal side, Congress began its stimulus efforts by passing a $2.3 trillion aid package that included direct payments to individuals, enhanced unemployment benefits and loans to small businesses. These actions helped to stabilize equity markets and boost investor confidence. Liquidity within the money markets, which initially had been significantly disrupted by the pandemic, was aided to a tremendous degree by these monetary and fiscal measures. As a result, by the end of April 2020 money markets had largely normalized.
The U.S. economy attempted to restart during May 2020 as some states began to emerge from lockdowns, consumer spending picked up, and job gains were registered following massive declines in employment during the preceding months. However, most other U.S. economic data remained at reduced levels, as second-quarter 2020 GDP experienced its worst three-month contraction in U.S. history. As investor sentiment became tied to how well COVID-19 could be contained until the implementation of effective vaccines, June and July saw a number of
4 |	DWS Government Cash Institutional Shares Government Cash Managed Shares

setbacks, as several states were forced to freeze or reverse re-openings because of local coronavirus outbreaks.
During early fall 2020 through the end of last year, investors anxiously awaited the outcome of the U.S. election, witnessed significant political disruptions, and waited to see whether Congress and the previous Administration could agree on another stimulus package. A relief package, though smaller than anticipated, finally was approved near the end of last year.
“We continue to apply what we believe to be a careful approach to investing on behalf of the Fund and to seek competitive yield for our shareholders.”
Coming into 2021, investors welcomed the resolution of the presidential election as well as the passage of an additional $900 billion fiscal package on January 12, and financial markets assumed a “risk on”  posture. In light of the fiscal stimulus and the Fed’s strong monetary support, short-term rates declined significantly during the first quarter of 2021. In addition, the U.S. Treasury’s recent decision to reduce the volume of Treasury bills outstanding also exerted downward pressure on short-term rates. By the end of the 12-month period, money market rates had approached their lowest levels since the 2008 financial crisis.
As of April 30, 2021, yields of one-month, six-month and one-year Treasury bills were 0.01%, 0.03% and 0.05%, respectively, versus 0.10%, 0.11% and 0.16%, respectively, as of April 30, 2020 (source: U.S. Department of the Treasury).
Positive Contributors to Fund Performance
DWS Government & Agency Securities Portfolio seeks to provide maximum current income consistent with stability of capital.
Within the DWS Government & Agency Securities Portfolio, we were able to maintain what we believe to be a competitive yield for the Fund during its annual period ended April 30, 2021. For much of the period, the Fund invested in overnight agency and Treasury repurchase agreements (repo)
DWS Government Cash Institutional Shares Government Cash Managed Shares	| 5

for liquidity, and looked for yield opportunities from three-month agency and Treasury securities.
Negative Contributors to Fund Performance
During the 12-month period, in the case of the Government & Agency Securities Portfolio, investments in agency and Treasury floating-rate securities detracted from overall returns due to significant decreases in yields at the front end of the yield curve (those with the shortest maturities). More generally, the securities that the Portfolio invested in had shorter maturities with generally lower yields, rather than longer maturities with generally higher yields, which carry more interest rate risk. In the end, this cost the Fund some yield, but we believe that this represented a prudent approach to preserving principal.
Outlook and Positioning
At present, the Fed is continuing its extremely accommodative monetary stance. The U.S. central bank recently stated its intention to maintain a near-zero federal funds rate at least through 2022 as well as an aggressive quantitative easing program, as it attempts to aid the economy generally and the travel and hospitality segments in particular. In addition, with approximately $5 trillion in fiscal stimulus now circulating through the U.S. economy, and the possibility for additional stimulus from the Biden administration’s infrastructure proposals, we look for economic growth to accelerate in the second half of this year, and for eventual increases in money market rates from an anticipated rebound in short-term agency and Treasury security supply. Given this environment, we plan to maintain a slightly extended duration stance during the second quarter, and will look to shorten duration during the remainder of the year while we seek to take advantage of expected higher front-end yields.
We continue our insistence on what we believe to be the highest credit quality within the Fund. We also plan to maintain what we believe to be our conservative investment strategies and standards under the current market conditions. We continue to apply what we believe to be a careful approach to investing on behalf of the Fund and to seek competitive yield for our shareholders.
6 |	DWS Government Cash Institutional Shares Government Cash Managed Shares

Fund Performance  (as of April 30, 2021)
Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
7-Day Current Yield
DWS Government Cash Institutional Shares	0.01%*
Government Cash Managed Shares	0.01%*
Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. For the most current yield information, visit our Web site at dws.com.
*	The 7-Day Current Yield would have been –0.18% and –0.31% for DWS Government Cash Institutional Shares and Government Cash Managed Shares respectively, had certain expenses not been reduced.
Portfolio Management Team
A group of investment professionals is responsible for the day-to-day management of the Fund. These investment professionals have a broad range of experience managing money market funds.
The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.
Terms to Know
Gross domestic product (GDP) is the monetary value of goods and services produced within a country’s borders in a specific time frame.
The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.
Floating-rate securities are debt instruments with floating-rate coupons that generally reset every 30 to 90 days. While floating-rate securities are senior to equity and fixed- income securities, there is no guaranteed return of principal in case of default. Floating- rate issues often have less interest-rate risk than other fixed-income investments.
Floating-rate securities are most often secured assets, generally senior to a company’s secured debt, and can be transferred to debt holders, resulting in potential downside risk.
DWS Government Cash Institutional Shares Government Cash Managed Shares	| 7

A repurchase agreement, or “overnight repo,”  is an agreement between a seller and a buyer, usually of government securities, where the seller agrees to repurchase the securities at a given price and usually at a stated time. Repos are widely used money market instruments that serve as an interest-bearing, short-term “parking place”  for large sums of money.
8 |	DWS Government Cash Institutional Shares Government Cash Managed Shares

Portfolio Summary	(Unaudited)
DWS Government & Agency Securities Portfolio
Asset Allocation (As a % of Investment Portfolio)	4/30/21	4/30/20
Government & Agency Obligations	79%	69%
Repurchase Agreements	21%	31%
	100%	100%
Weighted Average Maturity	4/30/21	4/30/20
Cash Account Trust — DWS Government & Agency Securities Portfolio	39 days	19 days
iMoneyNet Money Fund Average™ — Gov’t & Agency Institutional*	38 days	36 days
*	The Fund is compared to its respective iMoneyNet Money Fund Average category: Gov’t & Agency Institutional — Category includes the most broadly based of the government institutional funds. These funds may invest in U.S. Treasury securities, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 10. A quarterly Fact Sheet is available on dws.com or upon request.
DWS Government Cash Institutional Shares Government Cash Managed Shares	| 9

Investment Portfolio	as of April 30, 2021
	Principal Amount ($)	Value ($)
Government & Agency Obligations 82.2%
U.S. Government Sponsored Agencies 18.0%
Federal Farm Credit Bank:
SOFR + 0.07%, 0.08% (a), 8/11/2022	20,000,000	20,001,298
0.35% (b), 5/7/2021	22,000,000	21,999,803
Federal Home Loan Bank:
SOFR + 0.01%, 0.02% (a), 5/3/2021	52,500,000	52,500,000
SOFR + 0.01%, 0.02% (a), 1/13/2022	15,000,000	15,000,000
SOFR + 0.015%, 0.025% (a), 8/27/2021	18,500,000	18,500,000
0.04% (b), 5/12/2021	45,000,000	44,999,464
0.041% (b), 6/4/2021	6,000,000	5,999,773
0.041% (b), 6/14/2021	4,000,000	3,999,804
0.041% (b), 10/20/2021	30,000,000	29,994,267
1-month USD-LIBOR minus 0.01%, 0.101% (a), 5/3/2021	15,250,000	15,249,991
SOFR + 0.12%, 0.13% (a), 2/28/2022	21,000,000	21,000,000
Federal Home Loan Mortgage Corp.:
SOFR + 0.07%, 0.08% (a), 2/25/2022	47,000,000	47,000,000
0.096%, 8/11/2021	60,000,000	60,000,000
SOFR + 0.095%, 0.105% (a), 8/19/2022	23,000,000	23,000,000
SOFR + 0.145%, 0.155% (a), 12/9/2021	10,000,000	10,000,000
SOFR + 0.15%, 0.16% (a), 3/4/2022	21,000,000	20,983,021
SOFR + 0.19%, 0.2% (a), 6/2/2022	10,000,000	10,000,000
Federal National Mortgage Association:
SOFR + 0.075%, 0.085% (a), 6/4/2021	40,000,000	40,000,000
SOFR + 0.3%, 0.31% (a), 1/7/2022	18,500,000	18,500,000
SOFR + 0.31%, 0.32% (a), 10/25/2021	7,500,000	7,500,000
		486,227,421
U.S. Treasury Obligations 64.2%
U.S. Treasury Bills:
0.001% (b), 5/4/2021	25,000,000	24,999,999
0.002% (b), 5/4/2021	39,500,000	39,499,998
0.01% (b), 5/6/2021	60,500,000	60,499,916
0.01% (b), 5/18/2021	23,500,000	23,499,902
0.016% (b), 6/24/2021	40,000,000	39,999,040
0.02% (b), 7/29/2021	7,380,000	7,379,635
0.03% (b), 6/17/2021	50,000,000	49,998,042
0.031% (b), 5/11/2021	100,000,000	99,999,071
0.031% (b), 11/4/2021	125,000,000	124,980,726
The accompanying notes are an integral part of the financial statements.
10 |	DWS Government Cash Institutional Shares Government Cash Managed Shares

	Principal Amount ($)	Value ($)
0.035% (b), 5/4/2021	70,000,000	69,999,790
0.035% (b), 10/28/2021	95,000,000	94,983,375
0.036% (b), 5/11/2021	35,000,000	34,999,728
0.036% (b), 10/7/2021	40,000,000	39,993,728
0.039% (b), 6/3/2021	45,000,000	44,998,527
0.041% (b), 7/20/2021	15,000,000	14,998,667
0.042% (b), 5/18/2021	70,000,000	69,998,790
0.042% (b), 6/10/2021	130,000,000	129,994,005
0.042% (b), 10/21/2021	100,000,000	99,980,297
0.043% (b), 6/1/2021	145,000,000	144,994,693
0.046% (b), 6/3/2021	105,000,000	104,995,526
0.076% (b), 5/18/2021	30,000,000	29,998,763
0.091% (b), 5/27/2021	100,000,000	99,993,500
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield + 0.055%, 0.075% (a), 7/31/2022	22,500,000	22,499,525
3-month U.S. Treasury Bill Money Market Yield + 0.114%, 0.134% (a), 4/30/2022	125,000,000	125,092,219
3-month U.S. Treasury Bill Money Market Yield + 0.22%, 0.24% (a), 7/31/2021	91,500,000	91,550,389
3-month U.S. Treasury Bill Money Market Yield + 0.3%, 0.32% (a), 10/31/2021	40,000,000	40,059,533
		1,729,987,384
Total Government & Agency Obligations (Cost $2,216,214,805)		2,216,214,805
Repurchase Agreements 22.4%
Barclays Bank PLC, 0.01%, dated 4/30/2021, to be repurchased at $138,800,116 on 5/3/2021 (c)	138,800,000	138,800,000
BNP Paribas, 0.005%, dated 4/30/2021, to be repurchased at $121,500,506 on 5/3/2021 (d)	121,500,000	121,500,000
Citigroup Global Markets, Inc., 0.01%, dated 4/30/2021, to be repurchased at $83,100,069 on 5/3/2021 (e)	83,100,000	83,100,000
Fixed Income Clearing Corp., 0.005%, dated 4/30/2021, to be repurchased at $100,000,042 on 5/3/2021 (f)	100,000,000	100,000,000
Wells Fargo Bank, 0.01%, dated 4/30/2021, to be repurchased at $161,700,135 on 5/3/2021 (g)	161,700,000	161,700,000
Total Repurchase Agreements (Cost $605,100,000)		605,100,000

The accompanying notes are an integral part of the financial statements.
DWS Government Cash Institutional Shares Government Cash Managed Shares	| 11

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,821,314,805)	104.6	2,821,314,805
Other Assets and Liabilities, Net	(4.6)	(124,897,824)
Net Assets	100.0	2,696,416,981
(a)	Floating rate security. These securities are shown at their current rate as of April 30, 2021.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
142,333,500	U.S. Treasury Notes	0.75	04/30/2026	141,576,001
(d)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
15,571,600	U.S. Treasury Bills	Zero Coupon	07/13/2021–08/17/2021	15,571,133
107,143,900	U.S. Treasury Notes	1.125–2.5	09/30/2021–04/30/2022	108,358,525
300	U.S. Treasury Inflation-Indexed Bonds	0.125–0.625	07/15/2021–01/15/2022	356
Total Collateral Value				123,930,014
(e)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
67,915,000	U.S. Treasury Bonds	2.875–5.5	05/15/2028–11/15/2028	84,749,550
7,100	U.S. Treasury Inflation-Indexed Bonds	0.75–2.125	07/15/2028–02/15/2041	12,494
Total Collateral Value				84,762,044
(f)	Collateralized by $115,847,400 U.S. Treasury Bonds, 1.375–2%, maturing on 02/15/2050–08/15/2050 with a value of $102,000,055.
The accompanying notes are an integral part of the financial statements.
12 |	DWS Government Cash Institutional Shares Government Cash Managed Shares

(g)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
77,207,414	Federal Home Loan Mortgage Corp.	1.5–7	09/01/2033–01/01/2051	82,467,000
68,084,755	U.S. Treasury Inflation-Indexed Bonds	0.125–0.375	07/15/2026–07/15/2027	82,467,023
Total Collateral Value				164,934,023
LIBOR:	London Interbank Offered Rate
SOFR:	Secured Overnight Financing Rate
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (a)	$—	$2,216,214,805	$—	$2,216,214,805
Repurchase Agreements	—	605,100,000	—	605,100,000
Total	$ —	$2,821,314,805	$ —	$2,821,314,805
(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.
DWS Government Cash Institutional Shares Government Cash Managed Shares	| 13

Statement of Assets and Liabilities
as of April 30, 2021

Assets	DWS Government & Agency Securities Portfolio
Investments in securities, valued at amortized cost	$ 2,216,214,805
Repurchase agreements, valued at amortized cost	605,100,000
Cash	240,808
Receivable for Fund shares sold	141,503
Interest receivable	89,791
Other assets	74,966
Total assets	2,821,861,873
Liabilities
Payable for investments purchased	124,980,726
Payable for Fund shares redeemed	213,763
Distributions payable	15,601
Accrued Trustees' fees	25,921
Other accrued expenses and payables	208,881
Total liabilities	125,444,892
Net assets, at value	$ 2,696,416,981
Net Assets Consist of
Distributable earnings (loss)	132,985
Paid-in capital	2,696,283,996
Net assets, at value	$ 2,696,416,981
The accompanying notes are an integral part of the financial statements.
14 |	DWS Government Cash Institutional Shares Government Cash Managed Shares

Statement of Assets and Liabilities as of April 30, 2021 (continued)

Net Asset Value	DWS Government & Agency Securities Portfolio
DWS Government & Agency Money Fund
Net Asset Value, offering and redemption price per share ($217,994,592 ÷ 217,998,191 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
DWS Government Cash Institutional Shares
Net Asset Value, offering and redemption price per share ($2,395,548,042 ÷ 2,395,587,567 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Government Cash Managed Shares
Net Asset Value, offering and redemption price per share ($60,445,609 ÷ 60,446,607 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Service Shares
Net Asset Value, offering and redemption price per share ($22,428,738 ÷ 22,429,108 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
The accompanying notes are an integral part of the financial statements.
DWS Government Cash Institutional Shares Government Cash Managed Shares	| 15

Statement of Operations
for the year ended April 30, 2021

Investment Income	DWS Government & Agency Securities Portfolio
Income:
Interest	$ 3,467,558
Expenses:
Management fee	2,281,713
Administration fee	2,752,153
Services to shareholders	557,671
Distribution and service fees	296,903
Custodian fee	28,808
Professional fees	87,498
Reports to shareholders	68,629
Registration fees	95,240
Trustees' fees and expenses	98,607
Other	185,340
Total expenses before expense reductions	6,452,562
Expense reductions	(3,836,782)
Total expenses after expense reductions	2,615,780
Net investment income	851,778
Net realized gain (loss) from investments	22,094
Net increase (decrease) in net assets resulting from operations	$ 873,872
The accompanying notes are an integral part of the financial statements.
16 |	DWS Government Cash Institutional Shares Government Cash Managed Shares

Statements of Changes in Net Assets
DWS Government & Agency Securities Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2021	2020
Operations:
Net investment income	$ 851,778	$ 46,198,435
Net realized gain (loss)	22,094	(38,106)
Net increase (decrease) in net assets resulting from operations	873,872	46,160,329
Distributions to shareholders:
DWS Government & Agency Money Fund	(26,120)	(3,929,627)
DWS Government Cash Institutional Shares	(812,673)	(38,742,479)
Government Cash Managed Shares	(11,037)	(3,346,390)
Service Shares	(1,948)	(179,937)
Total distributions	(851,778)	(46,198,433)
Fund share transactions:
Proceeds from shares sold	96,948,215,837	59,955,424,978
Reinvestment of distributions	169,042	13,073,542
Payments for shares redeemed	(97,221,845,129)	(59,736,870,790)
Net increase (decrease) in net assets from Fund share transactions	(273,460,250)	231,627,730
Increase (decrease) in net assets	(273,438,156)	231,589,626
Net assets at beginning of period	2,969,855,137	2,738,265,511
Net assets at end of period	$ 2,696,416,981	$ 2,969,855,137
The accompanying notes are an integral part of the financial statements.
DWS Government Cash Institutional Shares Government Cash Managed Shares	| 17

Financial Highlights
DWS Government & Agency Securities Portfolio — DWS Government Cash Institutional Shares
	Years Ended April 30,
	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.000 *	.017	.020	.011	.004
Net realized gain (loss)	.000 *	(.000) *	(.000) *	.000 *	.000 *
Total from investment operations	.000 *	.017	.020	.011	.004
Less distributions from:
Net investment income	(.000) *	(.017)	(.020)	(.011)	(.004)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	.03	1.68	2.06	1.07	.39
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,396	2,563	2,334	4,350	4,236
Ratio of expenses before expense reductions (%)	.21	.22	.21	.20	.20
Ratio of expenses after expense reductions (%)	.09	.14	.14	.14	.11
Ratio of net investment income (%)	.03	1.67	1.98	1.07	.39
[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
The accompanying notes are an integral part of the financial statements.
18 |	DWS Government Cash Institutional Shares Government Cash Managed Shares

DWS Government & Agency Securities Portfolio — Government Cash Managed Shares
	Years Ended April 30,
	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.000 *	.015	.018	.009	.002
Net realized gain (loss)	.000 *	(.000) *	(.000) *	.000 *	.000 *
Total from investment operations	.000 *	.015	.018	.009	.002
Less distributions from:
Net investment income	(.000) *	(.015)	(.018)	(.009)	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	.01	1.48	1.86	.88	.16
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	60	137	174	188	199
Ratio of expenses before expense reductions (%)	.42	.42	.42	.40	.42
Ratio of expenses after expense reductions (%)	.13	.33	.34	.33	.34
Ratio of net investment income (%)	.01	1.53	1.83	.86	.15
[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
The accompanying notes are an integral part of the financial statements.
DWS Government Cash Institutional Shares Government Cash Managed Shares	| 19

Notes to Financial Statements
A.	Organization and Significant Accounting Policies
Cash Account Trust (the “Trust” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Trust offers two funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. These financial statements report on DWS Government & Agency Securities Portfolio (the “Fund” ).
DWS Government & Agency Securities Portfolio offers four classes of shares: DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.
The financial highlights for all classes of shares, other than DWS Government Cash Institutional Shares and Government Cash Managed Shares, are provided separately and are available upon request.
The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
20 |	DWS Government Cash Institutional Shares Government Cash Managed Shares

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund’s claims on the collateral may be subject to legal proceedings.
As of April 30, 2021, the Fund held repurchase agreements with a gross value of $605,100,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At April 30, 2021, DWS Government & Agency Securities Portfolio had net tax basis capital loss carryforwards of approximately $72,000 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
The Fund has reviewed the tax positions for the open tax years as of April 30, 2021 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The
DWS Government Cash Institutional Shares Government Cash Managed Shares	| 21

Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.
At April 30, 2021, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
DWS Government & Agency Securities Portfolio:
Undistributed ordinary income*	$ 220,124
Capital loss carryforwards	$ (72,000)
At April 30, 2021, DWS Government & Agency Securities Portfolio had an aggregate cost of investments for federal income tax purposes was $2,821,314,805.
In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended April 30,
	2021	2020
DWS Government & Agency Securities Portfolio:
Distributions from ordinary income*	$ 851,778	$ 46,198,433
*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from
22 |	DWS Government Cash Institutional Shares Government Cash Managed Shares

investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.
B.	Related Parties
Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%
Accordingly, for the year ended April 30, 2021, the fee pursuant to the Investment Management Agreement on DWS Government & Agency Securities Portfolio was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.08% of the Fund’s average daily net assets.
The Advisor has agreed to contractually reduce its management fee for the Fund such that the annual effective rate is limited to 0.05% of the Fund’s average daily net assets.
For the period from May 1, 2020 through September 30, 2021, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Government Cash Institutional Shares and Government Cash Managed Shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.18% and 0.46%, respectively.
For the period from May 1, 2020 through November 2, 2020, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary
DWS Government Cash Institutional Shares Government Cash Managed Shares	| 23

expenses, taxes, brokerage and interest) of DWS Government Cash Institutional Shares at 0.14%.
For the period from November 3, 2020 through January 31, 2021, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of DWS Government Cash Institutional Shares at 0.08%.
Effective February 1, 2021 through April 30, 2021, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of DWS Government Cash Institutional Shares at 0.14%. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.
In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Government Cash Institutional Shares and Government Cash Managed Shares.
The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ annual reports that are provided separately and are available upon request.
For the year ended April 30, 2021, fees waived and/or expenses reimbursed for each class are as follows:
DWS Government & Agency Money Fund	$ 316,321
DWS Government Cash Institutional Shares	2,988,706
Government Cash Managed Shares	349,413
Service Shares	182,342
$ 3,836,782
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2021, the Administration Fee was as follows:
Fund	Administration Fee	Unpaid at April 30, 2021
DWS Government & Agency Securities Portfolio	$2,752,153	$214,845
24 |	DWS Government Cash Institutional Shares Government Cash Managed Shares

Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2021, the amounts charged to the Fund by DSC were as follows:
DWS Government & Agency Securities Portfolio:	Total Aggregated	Unpaid at April 30, 2021
DWS Government & Agency Money Fund	$ 63,111	$ 10,924
DWS Government Cash Institutional Shares	273,593	33,524
Government Cash Managed Shares	82,033	13,742
Service Shares	49,346	6,217
	$ 468,083	$ 64,407
In addition, for the year ended April 30, 2021, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
DWS Government & Agency Money Fund	$ 57,816
Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ), calculated as a percentage of average daily net assets for the shares listed in the following table.
For the year ended April 30, 2021, the Distribution Fee was as follows:
DWS Government & Agency Securities Portfolio:	Distribution Fee	Unpaid at April 30, 2021	Annual Rate	Contractual Rate
Service Shares	$ 117,189	$ 8,551.60%		.60%
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.
DWS Government Cash Institutional Shares Government Cash Managed Shares	| 25

For the year ended April 30, 2021, the Service Fee was as follows:
DWS Government & Agency Securities Portfolio:	Service Fee	Unpaid at April 30, 2021	Annual Rate	Contractual Rate
Government Cash Managed Shares	$ 179,714	$ 7,532.15%		.15%
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the year ended April 30, 2021, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  was as follows:
Fund	Total Aggregated	Unpaid at April 30, 2021
DWS Government & Agency Securities Portfolio	$4,800	$861
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
C.	Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2021.
26 |	DWS Government Cash Institutional Shares Government Cash Managed Shares

D.	Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
DWS Government & Agency Securities Portfolio
	Year Ended April 30, 2021		Year Ended April 30, 2020
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Government & Agency Money Fund	179,306,040	$ 179,306,040	345,149,848	$ 345,149,848
DWS Government Cash Institutional Shares	96,120,254,318	96,120,254,318	58,349,981,410	58,349,981,410
Government Cash Managed Shares	576,283,319	576,283,319	1,174,326,892	1,174,326,892
Service Shares	72,364,072	72,364,072	85,935,603	85,935,603
Account maintenance fees	—	8,088	—	31,225
		$ 96,948,215,837		$ 59,955,424,978
Shares issued to shareholders in reinvestment of distributions
DWS Government & Agency Money Fund	26,120	$ 26,120	3,888,884	$ 3,888,884
DWS Government Cash Institutional Shares	136,358	136,358	8,006,884	8,006,884
Government Cash Managed Shares	4,616	4,616	1,000,973	1,000,973
Service Shares	1,948	1,948	176,801	176,801
		$ 169,042		$ 13,073,542
DWS Government Cash Institutional Shares Government Cash Managed Shares	| 27

	Year Ended April 30, 2021		Year Ended April 30, 2020
	Shares	Dollars	Shares	Dollars
Shares redeemed
DWS Government & Agency Money Fund	(203,193,785)	$ (203,193,785)	(321,151,663)	$ (321,151,663)
DWS Government Cash Institutional Shares	(96,288,042,740)	(96,288,042,740)	(58,128,690,998)	(58,128,690,998)
Government Cash Managed Shares	(653,112,831)	(653,112,831)	(1,211,974,660)	(1,211,974,660)
Service Shares	(77,495,773)	(77,495,773)	(75,053,469)	(75,053,469)
		$ (97,221,845,129)		$ (59,736,870,790)
Net increase (decrease)
DWS Government & Agency Money Fund	(23,861,625)	$ (23,861,625)	27,887,069	$ 27,887,069
DWS Government Cash Institutional Shares	(167,652,064)	(167,652,064)	229,297,296	229,297,296
Government Cash Managed Shares	(76,824,896)	(76,824,896)	(36,646,795)	(36,646,795)
Service Shares	(5,129,753)	(5,129,753)	11,058,935	11,058,935
Account maintenance fees	—	8,088	—	31,225
		$ (273,460,250)		$ 231,627,730
E.	Ownership of the Fund
From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares
28 |	DWS Government Cash Institutional Shares Government Cash Managed Shares

outstanding. Investment activities of these shareholders could have a material impact on the Fund.
At April 30, 2021, 50% of the outstanding shares of the Fund was held by other affiliated DWS funds shareholder accounts as a cash management vehicle for the cash collateral received in connection with the securities lending program of the DWS family of funds.
F.	Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low interest rates, the Fund’s yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.
If there is an insufficient supply of US government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the fund.
G.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity and increased government activity. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund
DWS Government Cash Institutional Shares Government Cash Managed Shares	| 29

and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.
30 |	DWS Government Cash Institutional Shares Government Cash Managed Shares

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Cash Account Trust and Shareholders of DWS Government & Agency Securities Portfolio:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Government & Agency Securities Portfolio (the “Fund” ) (one of the funds constituting Cash Account Trust) (the “Trust” ), including the investment portfolio, as of April 30, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Cash Account Trust) at April 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
DWS Government Cash Institutional Shares Government Cash Managed Shares	| 31

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2021, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
June 24, 2021
32 |	DWS Government Cash Institutional Shares Government Cash Managed Shares

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the DWS Government Cash Institutional Shares and the Government Cash Managed Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2020 to April 30, 2021).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
DWS Government Cash Institutional Shares Government Cash Managed Shares	| 33

Expenses and Value of a $1,000 Investment
for the six months ended April 30, 2021 (Unaudited)

Actual Fund Return	DWS Government Cash Institutional Shares	Government Cash Managed Shares
Beginning Account Value 11/1/20	$1,000.00	$1,000.00
Ending Account Value 4/30/21	$1,000.09	$1,000.05
Expenses Paid per $1,000*	$ .35	$ .40
Hypothetical 5% Fund Return
Beginning Account Value 11/1/20	$1,000.00	$1,000.00
Ending Account Value 4/30/21	$1,024.45	$1,024.40
Expenses Paid per $1,000*	$ .35	$ .40
*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios	DWS Government Cash Institutional Shares	Government Cash Managed Shares
DWS Government & Agency Securities Portfolio	.07%	.08%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
Tax Information	(Unaudited)
A total of 67% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is generally exempt from state income tax.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.
34 |	DWS Government Cash Institutional Shares Government Cash Managed Shares

Other Information
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings
Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.
DWS Government Cash Institutional Shares Government Cash Managed Shares	| 35

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Government & Agency Securities Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2020.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s
36 |	DWS Government Cash Institutional Shares Government Cash Managed Shares

shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2019, the Fund’s performance (Service Shares) was in the 4th quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates
DWS Government Cash Institutional Shares Government Cash Managed Shares	| 37

paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2019). The Board noted that, effective March 1, 2020, the fee paid to DIMA under the Fund’s administrative services agreement was reduced to 0.097%. Based on Broadridge data provided as of December 31, 2019, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were lower than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: DWS Government Cash Institutional Shares (1st quartile), Government Cash Managed Shares (2nd quartile) and DWS Government & Agency Money Fund shares (2nd quartile) and equal to the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares. The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the
38 |	DWS Government Cash Institutional Shares Government Cash Managed Shares

profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
The Board also considered that on September 24, 2020, the SEC granted a temporary order permitting DIMA and its affiliates to continue providing investment advisory and underwriting services to the DWS Funds notwithstanding a consent order entered into by Deutsche Bank AG on June 17, 2020 (the “Consent Order” ). The Board noted that the temporary order was granted effective as of the date of the Consent Order. The Board also noted various representations by DIMA to the Board relating to the Consent Order, including that the conduct giving rise to the Consent Order (unintentional conduct that resulted from a system outage that prevented Deutsche Bank AG from reporting data in accordance with applicable CFTC requirements for five days in April 2016) did not involve
DWS Government Cash Institutional Shares Government Cash Managed Shares	| 39

any DWS Fund or services DIMA and its affiliates provide to the DWS Funds, that DIMA and its personnel had no involvement in the alleged conduct giving rise to the Consent Order, and that the DWS Funds would not bear any financial impact or costs relating to the Consent Order.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
40 |	DWS Government Cash Institutional Shares Government Cash Managed Shares

Board Members and Officers
The following table presents certain information regarding the Board Members and Officers of the Trust/Corporation. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust/Corporation. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period.
The Board Members may also serve in similar capacities with other funds in the fund complex. The number of funds in the DWS fund complex shown in the table below includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor.
Independent Board Members

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); former Chairman, National Association of Small Business Investment Companies; former Directorships: ICI Mutual Insurance Company; BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds)	72	—
DWS Government Cash Institutional Shares Government Cash Managed Shares	| 41

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and Chairman of the Board, Healthways, Inc.[2] (population wellbeing and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc.; Oak Brook Bank; Portland General Electric[2] (utility company (2003–2021); and Prisma Energy International. Not-for-Profit Director/Trustee: Palm Beach Civic Association; Window to the World Communications (public media); Life Director of Harris Theater for Music and Dance (Chicago); Life Director of Hubbard Street Dance Chicago; former Not-for-Profit Directorships: Public Radio International	72	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Advisory Board and former Executive Fellow, Hoffman Center for Business Ethics, Bentley University; formerly: Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988). Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	72	—
42 |	DWS Government Cash Institutional Shares Government Cash Managed Shares

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor of Finance, The Wharton School, University of Pennsylvania (since July 1972); Director, The Wharton Financial Institutions Center (1994–2020); formerly: Vice Dean and Director, Wharton Undergraduate Division (1995–2000) and Director, The Lauder Institute of International Management Studies (2000–2006); Member FDIC Systemic Risk Advisory Committee since 2011, member Systemic Risk Council since 2012 and member of the Advisory Board at the Yale Program on Financial Stability since 2013; Formerly Co-Chair of the Shadow Financial Regulatory Committee (2003–2015), Executive Director of The Financial Economists Roundtable (2008–2015), Director of The Thai Capital Fund (2007–2013), Director of The Aberdeen Singapore Fund (2007–2018), and Nonexecutive Director of Barclays Bank DE (2010–2018)	72	Director, Aberdeen Japan Fund (since 2007)
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); formerly: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	72	—
Rebecca W. Rimel (1951) Board Member since 1995	Senior Advisor, The Pew Charitable Trusts (charitable organization) (since July 2020); Director, The Bridgespan Group (nonprofit organization) (since October 2020); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012); President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–2020)	72	Director, Becton Dickinson and Company[2] (medical technology company) (2012–present); Director, BioTelemetry Inc.[2] (acquired by Royal Philips in 2021) (health care) (2009–present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	72	—
DWS Government Cash Institutional Shares Government Cash Managed Shares	| 43

Officers3

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[4]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[5] (1974) President and Chief Executive Officer, 2017–present	Fund Administration (Head since 2017), DWS; Secretary, DWS USA Corporation (2018–present); Assistant Secretary, DWS Distributors, Inc. (2018–present); Director and Vice President, DWS Service Company (2018–present); Assistant Secretary, DWS Investment Management Americas, Inc. (2018–present); Director and President, DB Investment Managers, Inc. (2018–present); President and Chief Executive Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2017–present); formerly: Vice President for the Deutsche funds (2016–2017); Assistant Secretary for the DWS funds (2013–2019); Assistant Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2013–2020); Directorships: Interested Director, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since June 25, 2020); ICI Mutual Insurance Company (since October 16, 2020); and Episcopalian Charities of New York (2018–present)
John Millette[6] (1962) Vice President and Secretary, 1999–present	Legal (Associate General Counsel), DWS; Chief Legal Officer, DWS Investment Management Americas, Inc. (2015–present); Director and Vice President, DWS Trust Company (2016–present); Secretary, DBX ETF Trust (2020–present); Vice President, DBX Advisors LLC (2021–present); Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. 2011–present); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017); and Assistant Secretary, DBX ETF Trust (2019–2020)
Ciara Crawford[7] (1984) Assistant Secretary, (2019–present)	Fund Administration (Specialist), DWS (2015–present); previously, Legal Assistant at Accelerated Tax Solutions.
Diane Kenneally[6] (1966) Chief Financial Officer and Treasurer, 2018–present	Fund Administration Treasurer’s Office (Co-Head since 2018), DWS; Treasurer, Chief Financial Officer and Controller, DBX ETF Trust (2019–present); Treasurer and Chief Financial Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present); formerly: Assistant Treasurer for the DWS funds (2007–2018)
Paul Antosca[6] (1957) Assistant Treasurer, 2007–present	Fund Administration Tax (Head), DWS; and Assistant Treasurer, DBX ETF Trust (2019–present)
Sheila Cadogan[6] (1966) Assistant Treasurer, 2017–present	Fund Administration Treasurer’s Office (Co-Head since 2018), DWS; Director and Vice President, DWS Trust Company (2018–present); Assistant Treasurer, DBX ETF Trust (2019–present); Assistant Treasurer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present)
Scott D. Hogan[6] (1970) Chief Compliance Officer, 2016–present	Anti-Financial Crime & Compliance US (Senior Team Lead), DWS; Chief Compliance Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2016–present)
44 |	DWS Government Cash Institutional Shares Government Cash Managed Shares

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[4]	Business Experience and Directorships During the Past Five Years
Caroline Pearson[6] (1962) Chief Legal Officer, 2010–present	Legal (Senior Team Lead), DWS; Assistant Secretary, DBX ETF Trust (2020–present); Chief Legal Officer, DBX Advisors LLC and DBX Strategic Advisors LLC (2020–present); Chief Legal Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2012–present); formerly: Secretary, Deutsche AM Distributors, Inc. (2002–2017); and Secretary, Deutsche AM Service Company (2010–2017)
Michelle Goveia-Pine[5] (1970) Interim Anti-Money Laundering Compliance Officer, since July 10, 2020	Anti-Financial Crime & Compliance US (Regional Head), DWS; Interim AML Officer, DWS Trust Company (since July 28, 2020); Interim AML Officer, DBX ETF Trust (since July 9, 2020); Interim AML Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since July 24, 2020)
[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.
[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
[3]	As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.
[4]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.
[5]	Address: 875 Third Avenue, New York, NY 10022.
[6]	Address: 100 Summer Street, Boston, MA 02110.
[7]	Address: 5022 Gate Parkway, Suite 400, Jacksonville, FL 32256.
Certain officers hold similar positions for other investment companies for which DIMA or an affiliate serves as the Advisor.
The Fund’s Statement of Additional Information (“SAI” ) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.
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Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
DGCF-2
(R-027587-12 6/21)

April 30, 2021
Annual Report
to Shareholders
DWS Tax-Exempt Portfolio
DWS Tax-Exempt Cash Premier Shares
Fund #148
Tax-Exempt Cash Managed Shares
Fund #248

Contents
4	Portfolio Management Review
9	Portfolio Summary
10	Investment Portfolio
23	Statement of Assets and Liabilities
25	Statement of Operations
26	Statements of Changes in Net Assets
27	Financial Highlights
29	Notes to Financial Statements
38	Report of Independent Registered Public Accounting Firm
40	Information About Your Fund’s Expenses
41	Tax Information
42	Other Information
43	Advisory Agreement Board Considerations and Fee Evaluation
48	Board Members and Officers
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.
War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	| 3

Portfolio Management Review	(Unaudited)
Market Overview
All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. Yields fluctuate and are not guaranteed.
Over the past 12 months ended April 30, 2021, yields across the money market yield curve fluctuated based on the status of the U.S. economy, evolving U.S. Federal Reserve (Fed) statements and actions, federal, state and local responses to the coronavirus pandemic, and investor sentiment regarding the November 2020 election.
In response to severe economic disruptions from the onset of the COVID-19 pandemic in the first quarter of 2020, the Fed had enacted a series of measures to gradually restore liquidity to the money markets and boost confidence in financial markets overall. The Fed cut short-term rates by 1.5 percentage points, re-initiated quantitative easing through significant purchases of Treasury, agency, mortgage and high yield securities, restarted liquidity facilities that had been effective in boosting market liquidity during the 2008 financial crisis, and added new facilities. On the fiscal side, Congress began its stimulus efforts by passing a $2.3 trillion aid package that included direct payments to individuals, enhanced unemployment benefits and loans to small businesses. These actions helped to stabilize equity markets and boost investor confidence. Liquidity within the money markets, which initially had been significantly disrupted by the pandemic, was aided to a tremendous degree by these monetary and fiscal measures. As a result, by the end of April 2020 money markets had largely normalized.
The U.S. economy attempted to restart during May 2020 as some states began to emerge from lockdowns, consumer spending picked up, and job gains were registered following massive declines in employment during the preceding months. However, most other U.S. economic data remained at reduced levels, as second-quarter 2020 GDP experienced its worst three-month contraction in U.S. history. As investor sentiment became tied to how well COVID-19 could be contained until the implementation of effective vaccines, June and July saw a number of
4 |	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

setbacks, as several states were forced to freeze or reverse re-openings because of local coronavirus outbreaks.
During early fall 2020 through the end of last year, investors anxiously awaited the outcome of the U.S. election, witnessed significant political disruptions, and waited to see whether Congress and the previous Administration could agree on another stimulus package. A relief package, though smaller than anticipated, finally was approved near the end of last year.
"We continue to apply what we believe to be a careful approach to investing on behalf of the Fund and to seek competitive yield for our shareholders."
Coming into 2021, investors welcomed the resolution of the presidential election as well as the passage of an additional $900 billion fiscal package on January 12, and financial markets assumed a “risk on”  posture. In light of the fiscal stimulus and the Fed’s strong monetary support, short-term rates declined significantly during the first quarter of 2021. In addition, the U.S. Treasury’s recent decision to reduce the volume of Treasury bills outstanding also exerted downward pressure on short-term rates. By the end of the 12-month period, money market rates had approached their lowest levels since the 2008 financial crisis.
As of April 30, 2021, yields of one-month, six-month and one-year Treasury bills were 0.01%, 0.03% and 0.05%, respectively, versus 0.10%, 0.11% and 0.16%, respectively, as of April 30, 2020 (source: U.S. Department of the Treasury).
Positive Contributors to Fund Performance
DWS Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.
For the DWS Tax Exempt Portfolio, we sought to achieve an attractive yield by implementing a strategic balance of short liquidity instruments, as well as longer-term products. Given a relatively flat tax-exempt money market yield curve during much of the period, the Tax-Exempt Portfolio maintained
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	| 5

a significant overweight in floating rate VRDNs (Variable Rate Demand Notes) in light of our expectations that during the second half of 2021 short-term tax-exempt rates could move somewhat higher. (The interest rate of variable rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.)
Negative Contributors to Fund Performance
During the 12-month period, the securities that the Fund invested in had shorter maturities with generally lower yields, rather than longer maturities with generally higher yields, which carry more interest rate risk. In the end, this cost the Fund some yield, but we believe that this represented a prudent approach to preserving principal.
Outlook and Positioning
At present, the Fed is continuing its extremely accommodative monetary stance. The U.S. central bank recently stated its intention to maintain a near-zero federal funds rate at least through 2022 as well as an aggressive quantitative easing program, as it attempts to aid the economy generally and the travel and hospitality segments in particular. In addition, with approximately $5 trillion in fiscal stimulus now circulating through the U.S. economy, and the possibility for additional stimulus from the Biden administration’s infrastructure proposals, we look for economic growth to accelerate in the second half of this year, and for eventual increases in money market rates from an anticipated rebound in short-term agency and Treasury security supply.
We continue our insistence on what we believe to be the highest credit quality within the Fund. We also plan to maintain what we believe to be our conservative investment strategies and standards under the current market conditions. We continue to apply what we believe to be a careful approach to investing on behalf of the Fund and to seek competitive yield for our shareholders.
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Fund Performance (as of April 30, 2021)
Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
7-Day Current Yield
DWS Tax-Exempt Cash Premier Shares	0.01%*
Equivalent Taxable Yield	0.02%**
Tax-Exempt Cash Managed Shares	0.01%*
Equivalent Taxable Yield	0.02%**
*	The 7-Day Current Yield would have been –0.30% and –0.22% for DWS Tax-Exempt Cash Premier Shares and Tax-Exempt Cash Managed Shares respectively, had certain expenses not been reduced.
**	The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the DWS Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 40.8%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.
Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. For the most current yield information, visit our Web site at dws.com.
Portfolio Management Team
A group of investment professionals is responsible for the day-to-day management of the Fund. These investment professionals have a broad range of experience managing money market funds.
The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.
Terms to Know
Gross domestic product (GDP) is the monetary value of goods and services produced within a country’s borders in a specific time frame.
The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	| 7

Floating-rate securities are debt instruments with floating-rate coupons that generally reset every 30 to 90 days. While floating-rate securities are senior to equity and fixed- income securities, there is no guaranteed return of principal in case of default. Floating- rate issues often have less interest-rate risk than other fixed-income investments.
Floating-rate securities are most often secured assets, generally senior to a company’s secured debt, and can be transferred to debt holders, resulting in potential downside risk.
8 |	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Portfolio Summary	(Unaudited)
DWS Tax-Exempt Portfolio
Asset Allocation (As a % of Investment Portfolio)	4/30/21	4/30/20
Municipal Investments
Municipal Variable Rate Demand Notes	72%	67%
Tax-Exempt Commercial Paper	10%	12%
Municipal Floating-Rate Notes	5%	8%
Municipal Bonds and Notes	2%	4%
Preferred Shares of Closed-End Investment Companies	11%	9%
	100%	100%
Weighted Average Maturity	4/30/21	4/30/20
Cash Account Trust — DWS Tax-Exempt Portfolio	8 days	18 days
iMoneyNet Money Fund Average™ — Tax-Free National Retail*	20 days	21 days
*	The Fund is compared to its respective iMoneyNet Money Fund Average category: Tax-Free National Retail — Category includes retail funds that invest in obligations of tax-exempt entities, including state and municipal authorities.
Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 10. A quarterly Fact Sheet is available on dws.com or upon request.
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	| 9

Investment Portfolio	as of April 30, 2021
	Principal Amount ($)	Value ($)
Municipal Investments 88.9%
Alaska 0.1%
Alaska, State Housing Finance Corp., Capital Project, Series C, 0.06% (a), 5/7/2021	260,000	260,000
Arizona 0.5%
Arizona, Industrial Development Authority, Hospital Revenue, Phoenix Children’s Hospital, Series A, 0.03% (a), 5/3/2021, LOC: JPMorgan Chase Bank NA	1,160,000	1,160,000
California 15.6%
California, ABAG Finance Authority For Nonprofit Corp., Sharp Healthcare Obligated Group, Series A, 0.05% (a), 5/7/2021, LOC: Bank of America NA	150,000	150,000
California, East Bay Municipal Utility District:
Series A-1, TECP, 0.09%, 5/3/2021	5,000,000	5,000,000
Series A-2, TECP, 0.1%, 6/3/2021	5,000,000	5,000,000
California, Metropolitan Water District of Southern California:
Series D, MUNIPSA + 0.250%, 0.31% (b), Mandatory Put 6/21/2021@100, 7/1/2037	5,000,000	5,000,000
Series E, MUNIPSA + 0.250%, 0.31% (b), Mandatory Put 6/21/2021@100, 7/1/2037	5,000,000	5,000,000
California, State Commercial Paper, Series A-2, TECP, 0.12%, 6/2/2021	3,500,000	3,500,000
California, State Department Water Resources Revenue, Series 1, TECP, 0.09%, 5/4/2021	2,700,000	2,699,991
California, State General Obligation, Series 2019-MIZ9003, 144A, 0.26% (a), 5/7/2021, LIQ: Mizuho Bank Ltd., LOC: Mizuho Bank Ltd.	5,665,000	5,665,000
California, State Statewide Communities Development Authority, Multi-Family Housing Foxwood Apartments, Series J, 0.05% (a), 5/7/2021, LOC: Wells Fargo Bank NA	1,150,000	1,150,000
Riverside County, CA, Asset Leasing Corp., Leashold Revenue, Southwest Justice Center, Series A, 0.06% (a), 5/7/2021, INS: AGMC, LOC: Wells Fargo Bank NA	380,000	380,000
San Bernardino County, CA, Flood Control District Judgment Obligation, 0.1% (a), 5/7/2021, LOC: Bank of America NA	655,000	655,000
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Series B, 0.05% (a), 5/7/2021, LOC: Barclays Bank PLC	400,000	400,000
		34,599,991
The accompanying notes are an integral part of the financial statements.
10 |	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

	Principal Amount ($)	Value ($)
Colorado 0.5%
Colorado, State Health Facilities Authority Revenue, Children’s Hospital, Series B, 0.07% (a), 5/7/2021, LOC: TD Bank NA	600,000	600,000
Colorado, State Housing & Finance Authority, Series I - AA2, 0.07% (a), 5/7/2021, LOC: Sumitomo Mitsui Banking	475,000	475,000
		1,075,000
Connecticut 0.5%
Connecticut, Tender Option Bond Trust Receipts, Series 2018-XG0204, 144A, 0.09% (a), 5/7/2021, LIQ: Barclays Bank PLC	1,135,000	1,135,000
Delaware 0.6%
Delaware, State Economic Development Authority Revenue, YMCA State Project, 0.08% (a), 5/7/2021, LOC: PNC Bank NA	1,270,000	1,270,000
Florida 1.9%
Alachua County, FL, Housing Finance Authority, Multi-Family Revenue, Santa Fe Apartments II Project, 0.09% (a), 5/7/2021, LIQ: Fannie Mae, LOC: Fannie Mae	875,000	875,000
Jacksonville, FL, Water & Sewer System Revenue, Series A-2, 0.06% (a), 5/7/2021, LOC: Sumitomo Mitsui Banking	425,000	425,000
Lakeland, FL, Educational Facilities Revenue, Florida Southern College Project, Series B, 0.06% (a), 5/7/2021, LOC: TD Bank NA	315,000	315,000
Orange County, FL, Health Facilities Authority, Nemours Foundation, Series C-2, 0.05% (a), 5/7/2021, LOC: TD Bank NA	500,000	500,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 0.11% (a), 5/7/2021, LOC: Northern Trust Company	1,300,000	1,300,000
Pinellas County, FL, Health Facilities Authority, Suncoast Hospice Project, 0.11% (a), 5/7/2021, LOC: Wells Fargo Bank NA	160,000	160,000
Pinellas County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Booker Creek Apartments, 0.09% (a), 5/7/2021, LOC: Freddie Mac	525,000	525,000
		4,100,000
Georgia 4.3%
Georgia, Municipal Electric Authority, Series B, 0.07% (a), 5/7/2021, LOC: PNC Bank NA	1,000,000	1,000,000
Georgia, Tender Option Bond Trust Receipts, Series 2018-XF0709, 144A, 0.16% (a), 5/7/2021, LIQ: JP Morgan Chase Bank NA	6,800,000	6,800,000
The accompanying notes are an integral part of the financial statements.
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	| 11

	Principal Amount ($)	Value ($)
Monroe County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp., Series B, 0.08% (a), 5/7/2021, LOC: JPMorgan Chase Bank NA	1,235,000	1,235,000
Valdosta-Lowndes County, GA, Industrial Development Authority, Martins Famous Pastry Shoppe, Inc., Series A, AMT, 0.21% (a), 5/7/2021, LOC: Wells Fargo Bank NA	550,000	550,000
		9,585,000
Illinois 7.7%
Brookfield, IL, Zoo Project, 0.07% (a), 5/7/2021, LOC: Northern Trust Company	900,000	900,000
Galesburg, IL, Knox College Project, 0.3% (a), 5/7/2021, LOC: PNC Bank NA	1,800,000	1,800,000
Illinois, Finance Authority Revenue, Carle Foundation, Series C, 0.05% (a), 5/7/2021, LOC: Northern Trust Company	400,000	400,000
Illinois, Finance Authority Revenue, University of Chicago Medical Center, Series E-1, 0.03% (a), 5/3/2021, LOC: Wells Fargo Bank NA	1,000,000	1,000,000
Illinois, State Development Finance Authority, American College Surgeons, 0.07% (a), 5/7/2021, LOC: Northern Trust Company	682,000	682,000
Illinois, State Development Finance Authority, American Youth Hostels Project, 0.07% (a), 5/7/2021, LOC: BMO Harris Bank NA	615,000	615,000
Illinois, State Development Finance Authority, Ignatius College Project, 0.08% (a), 5/7/2021, LOC: PNC Bank NA	2,000,000	2,000,000
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 0.08% (a), 5/7/2021, LOC: BMO Harris Bank NA	1,700,000	1,700,000
Illinois, State Educational Facilities Authority Revenue, The Adler Planetarium, 0.07% (a), 5/7/2021, LOC: PNC Bank NA	1,550,000	1,550,000
Illinois, State Educational Facilities Authority, Columbia College Chicago, 0.09% (a), 5/7/2021, LOC: BMO Harris Bank NA	485,000	485,000
Illinois, State Finance Authority Revenue, Carle Foundation, Series E, 0.06% (a), 5/7/2021, LOC: JPMorgan Chase Bank NA	395,000	395,000
Illinois, State Finance Authority Revenue, Clearbrook Project, 0.07% (a), 5/7/2021, LOC: BMO Harris Bank NA	1,320,000	1,320,000
Illinois, State Finance Authority Revenue, North Park University Project, 0.06% (a), 5/7/2021, LOC: U.S. Bank NA	1,000,000	1,000,000
The accompanying notes are an integral part of the financial statements.
12 |	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

	Principal Amount ($)	Value ($)
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co., Project, 0.09% (a), 5/7/2021, LOC: Northern Trust Company	1,950,000	1,950,000
Illinois, State Housing Development Authority, Multi-Family Revenue, Woodlawn Apartments, Series A, 0.09% (a), 5/7/2021, LOC: Freddie Mac	840,000	840,000
University of Illinois, 0.08% (a), 5/7/2021, LOC: JPMorgan Chase Bank NA	420,000	420,000
		17,057,000
Indiana 0.8%
Elkhart County, IN, Multy-Family Revenue, Ashton Pines Apartments, Series A, 0.06% (a), 5/7/2021, LOC: Federal Home Loan Bank	615,000	615,000
St. Joseph County, IN, Economic Development Revenue, Series 2004, 0.1% (a), 5/7/2021, LOC: PNC Bank NA	1,185,000	1,185,000
		1,800,000
Iowa 4.0%
Iowa, Finance Authority, Educational Facility Revenue, Holy Family Catholic School Project, 0.04% (a), 5/3/2021, LOC: U.S. Bank NA	1,500,000	1,500,000
Iowa, State Finance Authority, Economic Development Revenue, Midwestern Disaster Area, Series A, 0.09% (a), 5/7/2021	1,400,000	1,400,000
Iowa, State Finance Authority, Midwestern Disaster Area Revenue, 0.1% (a), 5/7/2021	405,000	405,000
Iowa, State Higher Education Loan Authority Revenue, Loras College, 0.04% (a), 5/3/2021, LOC: Bank of America NA	4,200,000	4,200,000
Iowa, State Higher Education Loan Authority, Private College, Loras College, 0.04% (a), 5/3/2021, LOC: Bank of America NA	1,400,000	1,400,000
		8,905,000
Kansas 0.6%
Kansas, State Development Finance Authority, Health Facilities, University of Kansas Health System, Series J, 0.04% (a), 5/3/2021, LOC: U.S. Bank NA	280,000	280,000
Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 0.21% (a), 5/7/2021, LOC: Svenska Handelsbanken	1,000,000	1,000,000
		1,280,000
The accompanying notes are an integral part of the financial statements.
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	| 13

	Principal Amount ($)	Value ($)
Kentucky 0.2%
Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., 0.09% (a), 5/7/2021, LOC: Sumitomo Mitsui Banking	300,000	300,000
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare, Inc., Series B, 0.04% (a), 5/3/2021, LOC: PNC Bank NA	150,000	150,000
		450,000
Louisiana 0.5%
Louisiana, Public Facilities Authority Revenue, Christus Health, Series B-1, 0.05% (a), 5/7/2021, LOC: Bank of NY Mellon	570,000	570,000
Louisiana, State Housing Finance Agency Multi-Family Housing Revenue, Reserve Jefferson Crossing, 0.09% (a), 5/7/2021, LOC: Freddie Mac	535,000	535,000
		1,105,000
Maryland 0.9%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health System, Series B, 0.06% (a), 5/7/2021, LOC: Bank of America NA	125,000	125,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 0.08% (a), 5/7/2021, LOC: PNC Bank NA	1,890,000	1,890,000
		2,015,000
Massachusetts 3.1%
Massachusetts, State Bay Transportation Authority, Sales Tax Revenue, Series A-2, 0.06% (a), 5/7/2021, SPA: State Street Bank & Trust Co.	1,180,000	1,180,000
Massachusetts, State Development Finance Agency Revenue, Clark University, 0.05% (a), 5/7/2021, LOC: TD Bank NA	400,000	400,000
Massachusetts, State Health & Educational Facilities Authority Revenue, 0.04% (a), 5/7/2021	1,500,000	1,500,000
Massachusetts, State Water Resources Authority:
Series A-1, 0.07% (a), 5/7/2021, SPA: JP Morgan Chase Bank NA	1,190,000	1,190,000
Series A-2, 0.07% (a), 5/7/2021, SPA: TD Bank NA	100,000	100,000
Series A-3, 0.07% (a), 5/7/2021, SPA: Wells Fargo Bank NA	200,000	200,000
Massachusetts, Tender Option Bond Trust Receipts, Series 2015-XF2203, 144A, 0.07% (a), 5/7/2021, LIQ: Toronto-Dominion Bank	2,300,000	2,300,000
		6,870,000
The accompanying notes are an integral part of the financial statements.
14 |	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

	Principal Amount ($)	Value ($)
Michigan 5.9%
Kent, MI, Hospital Finance Authority, Spectrum Health System, Series C, 0.05% (a), 5/7/2021, LOC: Bank of NY Mellon	305,000	305,000
Michigan, State Finance Authority Revenue, Hospital Project, Ascension Senior Credit Group, Series E-3, 0.04% (a), 5/7/2021	400,000	400,000
Michigan, State Finance Authority Revenue, Trinity Health Credit Group, Series MI-1, 0.1%, Mandatory Put 6/1/2021 @ 100, 12/1/2034	1,250,000	1,250,000
Michigan, State Housing Development Authority, Single-Family Mortgage Revenue, Series B, AMT, 0.13% (a), 5/7/2021, SPA: Industrial & Commercial Bank of China	8,125,000	8,125,000
Michigan, State University Revenues, Series 2000-A, 0.08% (a), 5/7/2021, SPA: Northern Trust Company	1,100,000	1,100,000
Michigan, University of Michigan General Revenue, Series B, 0.03% (a), 5/3/2021	1,950,000	1,950,000
		13,130,000
Mississippi 0.0%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series F, 0.06% (a), 5/7/2021, GTY: Chevron Corp.	50,000	50,000
Missouri 2.7%
Kansas City, MO, Special Obligation, H. Roe Bartle Convention Center, Series E, 0.07% (a), 5/7/2021, LOC: Sumitomo Mitsui Banking	710,000	710,000
Missouri, Health & Educational Facilities Authority, St Louis University, Series B, 0.04% (a), 5/3/2021, LOC: U.S. Bank NA	550,000	550,000
Missouri, State Health & Educational Facilities Authority Revenue, St Louis University, Series B-1, 0.03% (a), 5/3/2021, LOC: Barclays Bank PLC	950,000	950,000
Missouri, State Health & Educational Facilities Authority, Health Facilities Revenue, Bethesda Health Group, Inc., Series B, 0.04% (a), 5/3/2021, LOC: Bank of America NA	195,000	195,000
Missouri, Tender Option Bond Trust Receipts, Series 2015-XF2198, 144A, 0.08% (a), 5/7/2021, LIQ: Citibank NA	2,660,000	2,660,000
Nodaway County, MO, Industrial Development Authority, Educational Facilities Revenue, North West Foundation, Inc., 0.05% (a), 5/7/2021, LOC: U.S. Bank NA	500,000	500,000
Wright City, MO, Industrial Revenue, WaterLow Process Systems, Inc., AMT, 0.21% (a), 5/7/2021, LOC: Bank of America NA	380,000	380,000
		5,945,000
The accompanying notes are an integral part of the financial statements.
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	| 15

	Principal Amount ($)	Value ($)
Nebraska 1.0%
Washington County, NE, Industrial Development Revenue, Cargill, Inc., Series B, 0.09% (a), 5/7/2021	2,200,000	2,200,000
Nevada 2.0%
Clark County, NV, Airport Revenue, Series D-2B, 0.06% (a), 5/7/2021, LOC: Barclays Bank PLC	3,500,000	3,500,000
Clark County, NV, Airport Systems Revenue, Series D-3, 0.06% (a), 5/7/2021, LOC: Bank of America NA	995,000	995,000
		4,495,000
New Jersey 1.5%
New Jersey, State Economic Development Authority, Jewish Community Center Project, 0.14% (a), 5/7/2021, LOC: Bank of America NA	2,105,000	2,105,000
New Jersey, State Health Care Facilities Financing Authority Revenue, AHS Hospital Corp., Series C, 0.06% (a), 5/7/2021, LOC: JPMorgan Chase Bank NA	400,000	400,000
New Jersey, State Health Care Facilities Financing Authority Revenue, Virtua Health, Inc.:
Series C, 0.02% (a), 5/3/2021, LOC: JPMorgan Chase Bank NA	775,000	775,000
Series E, 0.03% (a), 5/7/2021, LOC: TD Bank NA	100,000	100,000
		3,380,000
New Mexico 0.5%
New Mexico, State Mortgage Finance Authority, Multi-Family Housing Revenue, Villas de San Ignacio LP, Series A, 0.09% (a), 5/7/2021, LOC: Freddie Mac	1,050,000	1,050,000
New York 5.7%
New York, Metropolitan Transportation Authority Revenue, Series E-1, 0.04% (a), 5/3/2021, LOC: U.S. Bank NA	1,400,000	1,400,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.04% (a), 5/3/2021, LOC: TD Bank NA	395,000	395,000
New York, State Dormitory Authority, Mental Health Services, Series D-2E, 0.06% (a), 5/7/2021, LOC: Royal Bank of Canada	625,000	625,000
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Inc. Project, Series A-3, 0.05% (a), 5/7/2021, LOC: Mizuho Bank Ltd.	300,000	300,000
New York, Triborough Bridge & Tunnel Authority Revenue:
Series B-1, 0.03% (a), 5/3/2021, LOC: Bank of America NA	1,535,000	1,535,000
Series F, 0.03% (a), 5/3/2021, LOC: Citibank NA	415,000	415,000
Series B-4C, 0.04% (a), 5/3/2021, LOC: U.S. Bank NA	300,000	300,000
The accompanying notes are an integral part of the financial statements.
16 |	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

	Principal Amount ($)	Value ($)
Series A, 0.06% (a), 5/7/2021, LOC: Barclays Bank PLC	800,000	800,000
New York City, NY, Health & Hospital Corp., Health System Revenue, Series B, 0.05% (a), 5/7/2021, LOC: TD Bank NA	175,000	175,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Series F-2, 0.04% (a), 5/3/2021, LOC: Citibank NA	1,855,000	1,855,000
Series F1B, 0.05% (a), 5/7/2021, SPA: U.S. Bank NA	170,000	170,000
Series BB, 0.11% (a), 5/7/2021, SPA: Industrial and Commercial Bank of China	2,645,000	2,645,000
New York, NY, General Obligation:
Series G, 0.03% (a), 5/3/2021, LOC: Mizuho Bank Ltd.	190,000	190,000
Series A-3, 0.04% (a), 5/3/2021, LOC: Mizuho Bank Ltd.	650,000	650,000
Series I-4, 0.04% (a), 5/3/2021, LOC: TD Bank NA	1,055,000	1,055,000
		12,510,000
North Carolina 0.0%
North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 0.13% (a), 5/7/2021, LOC: Branch Banking & Trust	15,000	15,000
Ohio 3.7%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.1% (a), 5/7/2021, LOC: Northern Trust Company	6,900,000	6,900,000
Franklin County, OH, Hospital Facilities Revenue, Health Corp., Series D, 0.06% (a), 5/7/2021, LOC: Northern Trust Company	280,000	280,000
Ohio, Akron Bath Copley Joint Township Hospital District, Concordia Lutheran Obligated Group, Series B, 0.07% (a), 5/7/2021, LOC: BMO Harris Bank NA	1,000,000	1,000,000
		8,180,000
Oklahoma 1.7%
Oklahoma, Tender Option Bond Trust Receipts, Series 2018-XM0708, 144A, AMT, 0.21% (a), 5/7/2021, INS: Build America Mutual, LIQ: JP Morgan Chase Bank NA	3,750,000	3,750,000
Oregon 0.8%
Oregon, State Facilities Authority Revenue, Peacehealth Systems, Series B, 0.04% (a), 5/3/2021, LOC: TD Bank NA	1,800,000	1,800,000
The accompanying notes are an integral part of the financial statements.
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	| 17

	Principal Amount ($)	Value ($)
Pennsylvania 6.3%
Allegheny County, PA, Hospital Development Authority Revenue, Concordia Lutheran Obligated Group, Series A, 0.07% (a), 5/7/2021, LOC: BMO Harris Bank NA	6,800,000	6,800,000
Lancaster County, PA, Hospital Authority Revenue, Masonic Homes Project, Series D, 0.04% (a), 5/3/2021, LOC: JPMorgan Chase Bank NA	1,050,000	1,050,000
Lancaster County, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 0.07% (a), 5/7/2021, LOC: PNC Bank NA	2,500,000	2,500,000
Lebanon County, PA, Health Facility Authority Revenue, ECC Retirement Village Project, 0.07% (a), 5/7/2021, LOC: PNC Bank NA	590,000	590,000
Pennsylvania, State Economic Development Financing Authority Revenue, Hawley Silk Mill LLC, Recovery Zone Facility, Series A1, 0.12% (a), 5/7/2021, LOC: PNC Bank NA	600,000	600,000
Pennsylvania, State Economic Development Financing Authority, Economic Development Revenue, Kingsley Association Project, 0.12% (a), 5/7/2021, LOC: PNC Bank NA	200,000	200,000
Pennsylvania, Tender Option Bond Trust Receipts, Series 2019-ZF2779, 144A, 0.09% (a), 5/7/2021, LIQ: Barclays Bank PLC	1,500,000	1,500,000
Philadelphia, PA, General Obligation, Series B, 0.05% (a), 5/7/2021, LOC: Barclays Bank PLC	715,000	715,000
		13,955,000
Rhode Island 0.6%
Rhode Island, State Health & Educational Building Corp., Higher Education Facility Revenue, Bryant University, 0.08% (a), 5/7/2021, LOC: TD Bank NA	1,265,000	1,265,000
South Carolina 0.1%
South Carolina, State Jobs Economic Development Authority, Hospital Revenue, Prisma Healthcare Obligated Group, Series B, 0.04% (a), 5/3/2021, LOC: U.S. Bank NA	250,000	250,000
South Dakota 1.3%
South Dakota, State Health & Educational Facilities Authority, Sioux Vy Hospital & Health Revenue, Series B, 0.08% (a), 5/7/2021, LOC: U.S. Bank NA	2,775,000	2,775,000
Tennessee 0.3%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Series B, 0.06% (a), 5/7/2021, LOC: U.S. Bank NA	700,000	700,000
The accompanying notes are an integral part of the financial statements.
18 |	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

	Principal Amount ($)	Value ($)
Texas 7.7%
Austin, TX, Water & Wastewater Systems Revenue, 0.07% (a), 5/7/2021, LOC: Barclays Bank PLC	1,140,000	1,140,000
Harris County, TX, Hospital District Revenue, 0.07% (a), 5/7/2021, LOC: JPMorgan Chase Bank NA	550,000	550,000
Harris County, TX, State General Obligation:
Series A-1, 0.09%, 5/5/2021	750,000	750,000
Series C, 0.09%, 5/5/2021	650,000	650,000
Series C, TECP, 0.1%, 5/5/2021	1,500,000	1,500,000
Series D, TECP, 0.1%, 5/5/2021	100,000	100,000
Series D, 0.11%, 5/5/2021	2,550,000	2,550,000
Series C, TECP, 0.14%, 6/2/2021	4,000,000	4,000,000
Houston, TX, Utility System Revenue, First Lien, Series B-2, 0.06% (a), 5/7/2021, LOC: Citibank NA	375,000	375,000
Mission, TX, Economic Development Corp., Industrial Development Revenue, CMI Project, 0.21% (a), 5/7/2021, LOC: Wells Fargo Bank NA	340,000	340,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas Project, Series A, 0.04% (a), 5/3/2021, LOC: TD Bank NA	650,000	650,000
Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series C-2, 0.05% (a), 5/7/2021, LOC: Bank of NY Mellon	1,455,000	1,455,000
Texas, Tender Option Bond Trust Receipts, Series 2015-XF2201, 144A, 0.09% (a), 5/7/2021, LIQ: Toronto-Dominion Bank	3,100,000	3,100,000
		17,160,000
Vermont 0.3%
Vermont, State Educational & Health Buildings Financing Agency Revenue, Landmark College Project, Series A, 0.04% (a), 5/3/2021, LOC: TD Bank NA	650,000	650,000
Virginia 0.6%
Loudoun County, VA, Industrial Development Authority, Industrial Development Revenue, Jack Kent Cooke Foundation Project, 0.07% (a), 5/7/2021, LOC: Northern Trust Company	1,125,000	1,125,000
Lynchburg, VA, Economic Development Authority, Hospital Revenue, Centra Health Obligated Group, Series B, 0.05% (a), 5/3/2021, LOC: Truist Bank	100,000	100,000
		1,225,000
The accompanying notes are an integral part of the financial statements.
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	| 19

	Principal Amount ($)	Value ($)
Washington 0.5%
Washington, State Housing Finance Commission, Combridge Apartments, 0.05% (a), 5/7/2021, LIQ: Fannie Mae, LOC: Fannie Mae	1,175,000	1,175,000
Wisconsin 0.5%
Wisconsin, State Health & Educational Facilities Authority Revenue, Marshfield Clinic Health System, Inc., Series A, 0.04% (a), 5/3/2021, LOC: Barclays Bank PLC	300,000	300,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Wausau Hospital, Series B, 0.07% (a), 5/7/2021, LOC: JPMorgan Chase Bank NA	295,000	295,000
Wisconsin, University Hospitals & Clinics Authority, Series B, 0.06% (a), 5/7/2021, LOC: U.S. Bank NA	275,000	275,000
Wisconsin, Whitewater Community Development Authority, Housing Preservation, 0.07% (a), 5/7/2021, LOC: BMO Harris Bank NA	275,000	275,000
		1,145,000
Other 3.4%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A” , Series M027, 144A, 0.08% (a), 5/7/2021, LIQ: Freddie Mac	2,725,000	2,725,000
“A” , Series M031, 144A, 0.09% (a), 5/7/2021, LIQ: Freddie Mac	2,840,000	2,840,000
“A” , Series M-055, 144A, 1-month USD LIBOR + 0.210%, 0.27% (b), 6/15/2035	2,015,000	2,015,000
		7,580,000
Total Municipal Investments (Cost $197,051,991)		197,051,991
Preferred Shares of Closed-End Investment Companies 10.6%
California
California, Nuveen AMT-Free Quality Municipal Income Fund, Series D, 0.41% (a), 5/7/2021	4,000,000	4,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.15% (a), 5/7/2021, LIQ: Societe Generale	9,500,000	9,500,000
California, Nuveen Municipal Credit Opportunities Fund, 144A, AMT, 0.17% (a), 5/7/2021, LOC: Sumitomo Mitsui Banking	10,000,000	10,000,000
Total Preferred Shares of Closed-End Investment Companies (Cost $23,500,000)		23,500,000

The accompanying notes are an integral part of the financial statements.
20 |	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $220,551,991)	99.5	220,551,991
Other Assets and Liabilities, Net	0.5	1,032,655
Net Assets	100.0	221,584,646
(a)	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of April 30, 2021. Date shown reflects the earlier of demand date or stated maturity date.
(b)	Floating rate security. These securities are shown at their current rate as of April 30, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LIBOR: London Interbank Offered Rate
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper
The accompanying notes are an integral part of the financial statements.
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	| 21

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$197,051,991	$—	$197,051,991
Preferred Shares of Closed-End Investment Companies	—	23,500,000	—	23,500,000
Total	$ —	$220,551,991	$ —	$220,551,991
(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.
22 |	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Statement of Assets and Liabilities
as of April 30, 2021

Assets	DWS Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$ 220,551,991
Cash	98,622
Receivable for investments sold	895,000
Receivable for Fund shares sold	114,710
Interest receivable	34,510
Other assets	73,229
Total assets	221,768,062
Liabilities
Payable for Fund shares redeemed	59,560
Distributions payable	278
Accrued Trustees' fees	2,714
Other accrued expenses and payables	120,864
Total liabilities	183,416
Net assets, at value	$ 221,584,646
Net Assets Consist of
Distributable earnings (loss)	(5,917)
Paid-in capital	221,590,563
Net assets, at value	$ 221,584,646
The accompanying notes are an integral part of the financial statements.
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	| 23

Statement of Assets and Liabilities as of April 30, 2021 (continued)

Net Asset Value	DWS Tax-Exempt Portfolio
DWS Tax-Exempt Cash Premier Shares
Net Asset Value, offering and redemption price per share ($26,483,291 ÷ 26,459,854 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
DWS Tax-Exempt Money Fund
Net Asset Value, offering and redemption price per share ($108,628,749 ÷ 108,532,699 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
DWS Tax-Free Money Fund Class S
Net Asset Value, offering and redemption price per share ($39,883,927 ÷ 39,848,595 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Service Shares
Net Asset Value, offering and redemption price per share ($4,982,203 ÷ 4,977,794 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Tax-Exempt Cash Managed Shares
Net Asset Value, offering and redemption price per share ($32,080,087 ÷ 32,051,698 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Tax-Free Investment Class
Net Asset Value, offering and redemption price per share ($9,526,389 ÷ 9,517,963 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
The accompanying notes are an integral part of the financial statements.
24 |	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Statement of Operations
for the year ended April 30, 2021

Investment Income	DWS Tax-Exempt Portfolio
Income:
Interest	$ 534,481
Expenses:
Management fee	211,419
Administration fee	254,647
Services to shareholders	135,866
Distribution and service fees	105,230
Custodian fee	4,442
Professional fees	59,729
Reports to shareholders	85,220
Registration fees	114,113
Trustees' fees and expenses	10,029
Other	60,449
Total expenses before expense reductions	1,041,144
Expense reductions	(577,577)
Total expenses after expense reductions	463,567
Net investment income	70,914
Net realized gain (loss) from investments	(440)
Net increase (decrease) in net assets resulting from operations	$ 70,474
The accompanying notes are an integral part of the financial statements.
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	| 25

Statements of Changes in Net Assets
DWS Tax-Exempt Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2021	2020
Operations:
Net investment income	$ 70,914	$ 3,229,599
Net realized gain (loss)	(440)	10,295
Net increase (decrease) in net assets resulting from operations	70,474	3,239,894
Distributions to shareholders:
DWS Tax-Exempt Cash Premier Shares	(19,453)	(624,839)
DWS Tax-Exempt Money Fund	(35,797)	(1,488,005)
DWS Tax-Free Money Fund Class S	(11,107)	(559,792)
Service Shares	(520)	(54,983)
Tax-Exempt Cash Managed Shares	(3,121)	(447,762)
Tax-Free Investment Class	(914)	(54,218)
Total distributions	(70,912)	(3,229,599)
Fund share transactions:
Proceeds from shares sold	253,602,023	242,684,916
Reinvestment of distributions	65,255	2,627,334
Payments for shares redeemed	(273,752,177)	(295,201,755)
Net increase (decrease) in net assets from Fund share transactions	(20,084,899)	(49,889,505)
Increase (decrease) in net assets	(20,085,337)	(49,879,210)
Net assets at beginning of period	241,669,983	291,549,193
Net assets at end of period	$ 221,584,646	$ 241,669,983
The accompanying notes are an integral part of the financial statements.
26 |	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Financial Highlights
DWS Tax-Exempt Portfolio — DWS Tax-Exempt Cash Premier Shares
	Years Ended April 30,
	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.000 *	.013	.013	.009	.005
Net realized gain (loss)	(.000) *	.000 *	.000 *	.000 *	(.000) *
Total from investment operations	.000 *	.013	.013	.009	.005
Less distributions from:
Net investment income	(.000) *	(.013)	(.013)	(.009)	(.005)
Net realized gains	—	—	—	—	(.000) *
Total distributions	(.000) *	(.013)	(.013)	(.009)	(.005)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	.04	1.27	1.36	.86	.55
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	26	35	49	41	38
Ratio of expenses before expense reductions (%)	.33	.32	.34	.31	.27
Ratio of expenses after expense reductions (%)	.17	.20	.20	.20	.20
Ratio of net investment income (%)	.03	1.25	1.37	.83	.32
[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
The accompanying notes are an integral part of the financial statements.
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	| 27

DWS Tax-Exempt Portfolio — Tax-Exempt Cash Managed Shares
	Years Ended April 30,
	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.000 *	.011	.012	.007	.003
Net realized gain (loss)	(.000) *	.000 *	.000 *	(.000) *	(.000) *
Total from investment operations	.000 *	.011	.012	.007	.003
Less distributions from:
Net investment income	(.000) *	(.011)	(.012)	(.007)	(.003)
Net realized gains	—	—	—	—	(.000) *
Total distributions	(.000) *	(.011)	(.012)	(.007)	(.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	.01	1.09	1.16	.66	.31
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	32	32	46	38	55
Ratio of expenses before expense reductions (%)	.50	.51	.54	.51	.49
Ratio of expenses after expense reductions (%)	.19	.38	.40	.41	.44
Ratio of net investment income (%)	.01	1.09	1.16	.59	.23
[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
The accompanying notes are an integral part of the financial statements.
28 |	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Notes to Financial Statements
A.	Organization and Significant Accounting Policies
Cash Account Trust (the “Trust” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Trust offers two funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. These financial statements report on DWS Tax-Exempt Portfolio (the “Fund” ).
DWS Tax-Exempt Portfolio offers six classes of shares: DWS Tax-Exempt Cash Premier Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. The Fund may impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
The financial highlights for all classes of shares, other than DWS Tax-Exempt Cash Premier Shares and Tax-Exempt Cash Managed Shares, are provided separately and are available upon request.
The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	| 29

assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.
At April 30, 2021, the Fund had net tax basis capital loss carryforwards of approximately $6,000 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
The Fund has reviewed the tax positions for the open tax years as of April 30, 2021 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.
At April 30, 2021, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
DWS Tax-Exempt Portfolio:
Capital loss carryforwards	$ (6,000)
At April 30, 2021, DWS Tax-Exempt Portfolio had an aggregate cost of investments for federal income tax purposes was $220,551,991.
30 |	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended April 30,
Portfolio	2021	2020
DWS Tax-Exempt Portfolio:
Distributions from tax-exempt income	$ 70,912	$ 3,229,599
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.
B.	Related Parties
Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	| 31

Accordingly, for the year ended April 30, 2021, the fee pursuant to the Investment Management Agreement on DWS Tax-Exempt Portfolio was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.08% of the Fund’s average daily net assets.
For the period from May 1, 2020 through September 30, 2021, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Tax-Exempt Cash Premier Shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.20%.
In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Tax-Exempt Cash Premier Shares and Tax-Exempt Cash Managed Shares.
In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ annual reports that are provided separately and are available upon request.
For the year ended April 30, 2021, fees waived and/or expenses reimbursed for each class are as follows:
DWS Tax-Exempt Cash Premier Shares	$ 97,945
DWS Tax-Exempt Money Fund	195,078
DWS Tax-Free Money Fund Class S	93,730
Service Shares	51,213
Tax-Exempt Cash Managed Shares	91,392
Tax-Free Investment Class	48,219
$ 577,577
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2021, the Administration Fee was as follows:
Fund	Administration Fee	Unpaid at April 30, 2021
DWS Tax-Exempt Portfolio	$254,647	$17,857
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder
32 |	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2021, the amounts charged to the Fund by DSC were as follows:
DWS Tax-Exempt Portfolio:	Total Aggregated	Unpaid at April 30, 2021
DWS Tax-Exempt Cash Premier Shares	$ 12,396	$ 2,134
DWS Tax-Exempt Money Fund	35,899	6,147
DWS Tax-Free Money Fund Class S	31,384	5,293
Service Shares	13,114	137
Tax-Exempt Cash Managed Shares	8,817	904
Tax-Free Investment Class	7,016	1,283
	$ 108,626	$ 15,898
In addition, for the year ended April 30, 2021, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
DWS Tax-Exempt Money Fund	$ —
DWS Tax-Free Money Fund Class S	1,727
$ 1,727
Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ), calculated as a percentage of average daily net assets for the shares listed in the following table.
For the year ended April 30, 2021, the Distribution Fee was as follows:
DWS Tax-Exempt Portfolio:	Distribution Fee	Unpaid at April 30, 2021	Annual Rate	Contractual Rate
Service Shares	$ 31,213	$ 2,299.60%		.60%
Tax-Free Investment Class	23,004	1,933.25%		.25%
	$ 54,217	$ 4,232
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	| 33

For the year ended April 30, 2021, the Service Fee was as follows:
DWS Tax-Exempt Portfolio:	Service Fee	Unpaid at April 30, 2021	Annual Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$ 44,572	$ 3,952.15%		.15%
Tax-Free Investment Class	6,441	541.07%		.07%
	$ 51,013	$ 4,493
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the year ended April 30, 2021, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  was as follows:
Fund	Total Aggregated	Unpaid at April 30, 2021
DWS Tax-Exempt Portfolio	$7,500	$1,293
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the year ended April 30, 2021, the Fund engaged in securities purchases of $167,547,000 and securities sales of $249,097,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.
C.	Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2021.
34 |	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

D.	Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
DWS Tax-Exempt Portfolio
	Year Ended April 30, 2021		Year Ended April 30, 2020
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Tax-Exempt Cash Premier Shares	77,766,770	$ 77,766,770	41,862,423	$ 41,862,423
DWS Tax-Exempt Money Fund	24,747,256	24,747,256	25,715,447	25,715,447
DWS Tax-Free Money Fund Class S	6,026,999	6,026,999	11,739,197	11,739,197
Service Shares	58,224,291	58,224,291	33,023,031	33,023,031
Tax-Exempt Cash Managed Shares	77,980,751	77,980,751	118,617,749	118,617,749
Tax-Free Investment Class	8,847,306	8,847,306	11,693,258	11,693,258
Account maintenance fees	—	8,650	—	33,811
		$ 253,602,023		$ 242,684,916
Shares issued to shareholders in reinvestment of distributions
DWS Tax-Exempt Cash Premier Shares	17,890	$ 17,890	530,544	$ 530,544
DWS Tax-Exempt Money Fund	35,351	35,351	1,463,011	1,463,011
DWS Tax-Free Money Fund Class S	10,583	10,583	527,080	527,080
Service Shares	510	510	52,042	52,042
Tax-Exempt Cash Managed Shares	12	12	1,388	1,388
Tax-Free Investment Class	909	909	53,269	53,269
		$ 65,255		$ 2,627,334
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	| 35

	Year Ended April 30, 2021		Year Ended April 30, 2020
	Shares	Dollars	Shares	Dollars
Shares redeemed
DWS Tax-Exempt Cash Premier Shares	(85,934,445)	$ (85,934,445)	(57,237,476)	$ (57,237,476)
DWS Tax-Exempt Money Fund	(33,031,135)	(33,031,135)	(34,688,889)	(34,688,889)
DWS Tax-Free Money Fund Class S	(14,888,349)	(14,888,349)	(15,200,338)	(15,200,338)
Service Shares	(55,943,158)	(55,943,158)	(44,213,765)	(44,213,765)
Tax-Exempt Cash Managed Shares	(77,657,029)	(77,657,029)	(132,627,792)	(132,627,792)
Tax-Free Investment Class	(6,298,061)	(6,298,061)	(11,233,495)	(11,233,495)
		$ (273,752,177)		$ (295,201,755)
Net increase (decrease)
DWS Tax-Exempt Cash Premier Shares	(8,149,785)	$ (8,149,785)	(14,844,509)	$ (14,844,509)
DWS Tax-Exempt Money Fund	(8,248,528)	(8,248,528)	(7,510,431)	(7,510,431)
DWS Tax-Free Money Fund Class S	(8,850,767)	(8,850,767)	(2,934,061)	(2,934,061)
Service Shares	2,281,643	2,281,643	(11,138,692)	(11,138,692)
Tax-Exempt Cash Managed Shares	323,734	323,734	(14,008,655)	(14,008,655)
Tax-Free Investment Class	2,550,154	2,550,154	513,032	513,032
Account maintenance fees	—	8,650	—	33,811
		$ (20,084,899)		$ (49,889,505)
E.	Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low interest rates, the Fund’s yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level
36 |	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.
F.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity and increased government activity. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	| 37

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Cash Account Trust and Shareholders of DWS Tax-Exempt Portfolio:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Tax Exempt Portfolio (the “Fund” ) (one of the funds constituting Cash Account Trust) (the “Trust” ), including the investment portfolio, as of April 30, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Cash Account Trust) at April 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud,
38 |	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2021, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
June 24, 2021
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	| 39

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds.  In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the DWS Tax-Exempt Cash Premier Shares and Tax-Exempt Cash Managed Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2020 to April 30, 2021).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
40 |	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Expenses and Value of a $1,000 Investment
for the six months ended April 30, 2021 (Unaudited)

Actual Fund Return	DWS Tax-Exempt Cash Premier Shares	Tax-Exempt Cash Managed Shares
Beginning Account Value 11/1/20	$1,000.00	$1,000.00
Ending Account Value 4/30/21	$1,000.05	$1,000.05
Expenses Paid per $1,000*	$ .74	$ .64
Hypothetical 5% Fund Return
Beginning Account Value 11/1/20	$1,000.00	$1,000.00
Ending Account Value 4/30/21	$1,024.05	$1,024.15
Expenses Paid per $1,000*	$ .75	$ .65
*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratio	DWS Tax-Exempt Cash Premier Shares	Tax-Exempt Cash Managed Shares
DWS Tax-Exempt Portfolio	.15%	.13%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
Tax Information	(Unaudited)
Of the dividends paid from net investment income for the taxable year ended April 30, 2021, 100% are designated as exempt interest dividends for federal income tax purposes.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	| 41

Other Information
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings
Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.
42 |	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Tax-Exempt Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2020.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	| 43

shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2019, the Fund’s performance (DWS Tax-Exempt Cash Premier Shares) was in the 1st quartile, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment
44 |	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2019). The Board noted that, effective March 1, 2020, the fee paid to DIMA under the Fund’s administrative services agreement was reduced to 0.097%. Based on Broadridge data provided as of December 31, 2019, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares (4th quartile), DWS Tax-Exempt Cash Premier Shares (3rd quartile), Tax-Free Investment Class shares (4th quartile), Tax-Exempt Cash Managed Shares (4th quartile), DWS Tax-Exempt Money Fund shares (3rd quartile) and DWS Tax-Free Money Fund Class S shares (4th quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	| 45

profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft- dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
The Board also considered that on September 24, 2020, the SEC granted a temporary order permitting DIMA and its affiliates to continue providing investment advisory and underwriting services to the DWS Funds notwithstanding a consent order entered into by Deutsche Bank AG on June 17, 2020 (the “Consent Order” ). The Board noted that the temporary order was granted effective as of the date of the Consent Order. The Board also noted various representations by DIMA to the Board relating to the Consent Order, including that the conduct giving rise to the Consent Order (unintentional conduct that resulted from a system outage that prevented Deutsche Bank AG from reporting data in accordance with applicable CFTC requirements for five days in April 2016) did not involve
46 |	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

any DWS Fund or services DIMA and its affiliates provide to the DWS Funds, that DIMA and its personnel had no involvement in the alleged conduct giving rise to the Consent Order, and that the DWS Funds would not bear any financial impact or costs relating to the Consent Order.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
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Board Members and Officers
The following table presents certain information regarding the Board Members and Officers of the Trust/Corporation. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust/Corporation. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period.
The Board Members may also serve in similar capacities with other funds in the fund complex. The number of funds in the DWS fund complex shown in the table below includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor.
Independent Board Members

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); former Chairman, National Association of Small Business Investment Companies; former Directorships: ICI Mutual Insurance Company; BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds)	72	—
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Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and Chairman of the Board, Healthways, Inc.[2] (population wellbeing and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc.; Oak Brook Bank; Portland General Electric[2] (utility company (2003–2021); and Prisma Energy International. Not-for-Profit Director/Trustee: Palm Beach Civic Association; Window to the World Communications (public media); Life Director of Harris Theater for Music and Dance (Chicago); Life Director of Hubbard Street Dance Chicago; former Not-for-Profit Directorships: Public Radio International	72	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Advisory Board and former Executive Fellow, Hoffman Center for Business Ethics, Bentley University; formerly: Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988). Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	72	—
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	| 49

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor of Finance, The Wharton School, University of Pennsylvania (since July 1972); Director, The Wharton Financial Institutions Center (1994–2020); formerly: Vice Dean and Director, Wharton Undergraduate Division (1995–2000) and Director, The Lauder Institute of International Management Studies (2000–2006); Member FDIC Systemic Risk Advisory Committee since 2011, member Systemic Risk Council since 2012 and member of the Advisory Board at the Yale Program on Financial Stability since 2013; Formerly Co-Chair of the Shadow Financial Regulatory Committee (2003–2015), Executive Director of The Financial Economists Roundtable (2008–2015), Director of The Thai Capital Fund (2007–2013), Director of The Aberdeen Singapore Fund (2007–2018), and Nonexecutive Director of Barclays Bank DE (2010–2018)	72	Director, Aberdeen Japan Fund (since 2007)
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); formerly: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	72	—
Rebecca W. Rimel (1951) Board Member since 1995	Senior Advisor, The Pew Charitable Trusts (charitable organization) (since July 2020); Director, The Bridgespan Group (nonprofit organization) (since October 2020); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012); President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–2020)	72	Director, Becton Dickinson and Company[2] (medical technology company) (2012–present); Director, BioTelemetry Inc.[2] (acquired by Royal Philips in 2021) (health care) (2009–present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	72	—
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Officers3

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[4]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[5] (1974) President and Chief Executive Officer, 2017–present	Fund Administration (Head since 2017), DWS; Secretary, DWS USA Corporation (2018–present); Assistant Secretary, DWS Distributors, Inc. (2018–present); Director and Vice President, DWS Service Company (2018–present); Assistant Secretary, DWS Investment Management Americas, Inc. (2018–present); Director and President, DB Investment Managers, Inc. (2018–present); President and Chief Executive Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2017–present); formerly: Vice President for the Deutsche funds (2016–2017); Assistant Secretary for the DWS funds (2013–2019); Assistant Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2013–2020); Directorships: Interested Director, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since June 25, 2020); ICI Mutual Insurance Company (since October 16, 2020); and Episcopalian Charities of New York (2018–present)
John Millette[6] (1962) Vice President and Secretary, 1999–present	Legal (Associate General Counsel), DWS; Chief Legal Officer, DWS Investment Management Americas, Inc. (2015–present); Director and Vice President, DWS Trust Company (2016–present); Secretary, DBX ETF Trust (2020–present); Vice President, DBX Advisors LLC (2021–present); Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. 2011–present); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017); and Assistant Secretary, DBX ETF Trust (2019–2020)
Ciara Crawford[7] (1984) Assistant Secretary, (2019–present)	Fund Administration (Specialist), DWS (2015–present); previously, Legal Assistant at Accelerated Tax Solutions.
Diane Kenneally[6] (1966) Chief Financial Officer and Treasurer, 2018–present	Fund Administration Treasurer’s Office (Co-Head since 2018), DWS; Treasurer, Chief Financial Officer and Controller, DBX ETF Trust (2019–present); Treasurer and Chief Financial Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present); formerly: Assistant Treasurer for the DWS funds (2007–2018)
Paul Antosca[6] (1957) Assistant Treasurer, 2007–present	Fund Administration Tax (Head), DWS; and Assistant Treasurer, DBX ETF Trust (2019–present)
Sheila Cadogan[6] (1966) Assistant Treasurer, 2017–present	Fund Administration Treasurer’s Office (Co-Head since 2018), DWS; Director and Vice President, DWS Trust Company (2018–present); Assistant Treasurer, DBX ETF Trust (2019–present); Assistant Treasurer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present)
Scott D. Hogan[6] (1970) Chief Compliance Officer, 2016–present	Anti-Financial Crime & Compliance US (Senior Team Lead), DWS; Chief Compliance Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2016–present)
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	| 51

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[4]	Business Experience and Directorships During the Past Five Years
Caroline Pearson[6] (1962) Chief Legal Officer, 2010–present	Legal (Senior Team Lead), DWS; Assistant Secretary, DBX ETF Trust (2020–present); Chief Legal Officer, DBX Advisors LLC and DBX Strategic Advisors LLC (2020–present); Chief Legal Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2012–present); formerly: Secretary, Deutsche AM Distributors, Inc. (2002–2017); and Secretary, Deutsche AM Service Company (2010–2017)
Michelle Goveia-Pine[5] (1970) Interim Anti-Money Laundering Compliance Officer, since July 10, 2020	Anti-Financial Crime & Compliance US (Regional Head), DWS; Interim AML Officer, DWS Trust Company (since July 28, 2020); Interim AML Officer, DBX ETF Trust (since July 9, 2020); Interim AML Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since July 24, 2020)
[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.
[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
[3]	As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.
[4]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.
[5]	Address: 875 Third Avenue, New York, NY 10022.
[6]	Address: 100 Summer Street, Boston, MA 02110.
[7]	Address: 5022 Gate Parkway, Suite 400, Jacksonville, FL 32256.
Certain officers hold similar positions for other investment companies for which DIMA or an affiliate serves as the Advisor.
The Fund’s Statement of Additional Information (“SAI” ) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.
52 |	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Notes

Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
STIM-2
(R-027589-10 6/21)

April 30, 2021
Annual Report
to Shareholders
DWS Tax-Exempt Portfolio
DWS Tax-Exempt Money Fund

Contents
4	Portfolio Management Review
9	Portfolio Summary
10	Investment Portfolio
23	Statement of Assets and Liabilities
25	Statement of Operations
26	Statements of Changes in Net Assets
27	Financial Highlights
28	Notes to Financial Statements
37	Report of Independent Registered Public Accounting Firm
39	Information About Your Fund’s Expenses
40	Tax Information
41	Other Information
42	Advisory Agreement Board Considerations and Fee Evaluation
47	Board Members and Officers
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2 |	DWS Tax-Exempt Money Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.
War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.
DWS Tax-Exempt Money Fund	| 3

Portfolio Management Review	(Unaudited)
Market Overview
All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. Yields fluctuate and are not guaranteed.
Over the past 12 months ended April 30, 2021, yields across the money market yield curve fluctuated based on the status of the U.S. economy, evolving U.S. Federal Reserve (Fed) statements and actions, federal, state and local responses to the coronavirus pandemic, and investor sentiment regarding the November 2020 election.
In response to severe economic disruptions from the onset of the COVID-19 pandemic in the first quarter of 2020, the Fed had enacted a series of measures to gradually restore liquidity to the money markets and boost confidence in financial markets overall. The Fed cut short-term rates by 1.5 percentage points, re-initiated quantitative easing through significant purchases of Treasury, agency, mortgage and high yield securities, restarted liquidity facilities that had been effective in boosting market liquidity during the 2008 financial crisis, and added new facilities. On the fiscal side, Congress began its stimulus efforts by passing a $2.3 trillion aid package that included direct payments to individuals, enhanced unemployment benefits and loans to small businesses. These actions helped to stabilize equity markets and boost investor confidence. Liquidity within the money markets, which initially had been significantly disrupted by the pandemic, was aided to a tremendous degree by these monetary and fiscal measures. As a result, by the end of April 2020 money markets had largely normalized.
The U.S. economy attempted to restart during May 2020 as some states began to emerge from lockdowns, consumer spending picked up, and job gains were registered following massive declines in employment during the preceding months. However, most other U.S. economic data remained at reduced levels, as second-quarter 2020 GDP experienced its worst three-month contraction in U.S. history. As investor sentiment became tied to how well COVID-19 could be contained until the implementation of effective vaccines, June and July saw a number of
4 |	DWS Tax-Exempt Money Fund

setbacks, as several states were forced to freeze or reverse re-openings because of local coronavirus outbreaks.
During early fall 2020 through the end of last year, investors anxiously awaited the outcome of the U.S. election, witnessed significant political disruptions, and waited to see whether Congress and the previous Administration could agree on another stimulus package. A relief package, though smaller than anticipated, finally was approved near the end of last year.
"We continue to apply what we believe to be a careful approach to investing on behalf of the Fund and to seek competitive yield for our shareholders.”
Coming into 2021, investors welcomed the resolution of the presidential election as well as the passage of an additional $900 billion fiscal package on January 12, and financial markets assumed a “risk on”  posture. In light of the fiscal stimulus and the Fed’s strong monetary support, short-term rates declined significantly during the first quarter of 2021. In addition, the U.S. Treasury’s recent decision to reduce the volume of Treasury bills outstanding also exerted downward pressure on short-term rates. By the end of the 12-month period, money market rates had approached their lowest levels since the 2008 financial crisis.
As of April 30, 2021, yields of one-month, six-month and one-year Treasury bills were 0.01%, 0.03% and 0.05%, respectively, versus 0.10%, 0.11% and 0.16%, respectively, as of April 30, 2020 (source: U.S. Department of the Treasury).
Positive Contributors to Fund Performance
DWS Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.
For the DWS Tax Exempt Portfolio, we sought to achieve an attractive yield by implementing a strategic balance of short liquidity instruments, as well as longer-term products. Given a relatively flat tax-exempt money market yield curve during much of the period, the Tax-Exempt Portfolio maintained
DWS Tax-Exempt Money Fund	| 5

a significant overweight in floating rate VRDNs (Variable Rate Demand Notes) in light of our expectations that during the second half of 2021 short-term tax-exempt rates could move somewhat higher. (The interest rate of variable rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.)
Negative Contributors to Fund Performance
During the 12-month period, the securities that the Fund invested in had shorter maturities with generally lower yields, rather than longer maturities with generally higher yields, which carry more interest rate risk. In the end, this cost the Fund some yield, but we believe that this represented a prudent approach to preserving principal.
Outlook and Positioning
At present, the Fed is continuing its extremely accommodative monetary stance. The U.S. central bank recently stated its intention to maintain a near-zero federal funds rate at least through 2022 as well as an aggressive quantitative easing program, as it attempts to aid the economy generally and the travel and hospitality segments in particular. In addition, with approximately $5 trillion in fiscal stimulus now circulating through the U.S. economy, and the possibility for additional stimulus from the Biden administration’s infrastructure proposals, we look for economic growth to accelerate in the second half of this year, and for eventual increases in money market rates from an anticipated rebound in short-term agency and Treasury security supply.
We continue our insistence on what we believe to be the highest credit quality within the Fund. We also plan to maintain what we believe to be our conservative investment strategies and standards under the current market conditions. We continue to apply what we believe to be a careful approach to investing on behalf of the Fund and to seek competitive yield for our shareholders.
6 |	DWS Tax-Exempt Money Fund

Fund Performance (as of April 30, 2021)
Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
7-Day Current Yield
DWS Tax-Exempt Money Fund	0.01%*
Equivalent Taxable Yield	0.02%**
*	The 7-Day Current Yield would have been –0.08% had certain expenses not been reduced.
**	The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the DWS Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 40.8%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.
Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. For the most current yield information, visit our Web site at dws.com.
Portfolio Management Team
A group of investment professionals is responsible for the day-to-day management of the Fund. These investment professionals have a broad range of experience managing money market funds.
The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.
Terms to Know
Gross domestic product (GDP) is the monetary value of goods and services produced within a country’s borders in a specific time frame.
The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.
Floating-rate securities are debt instruments with floating-rate coupons that generally reset every 30 to 90 days. While floating-rate securities are senior to equity and fixed-
DWS Tax-Exempt Money Fund	| 7

income securities, there is no guaranteed return of principal in case of default. Floating- rate issues often have less interest-rate risk than other fixed-income investments.
Floating-rate securities are most often secured assets, generally senior to a company’s secured debt, and can be transferred to debt holders, resulting in potential downside risk.
8 |	DWS Tax-Exempt Money Fund

Portfolio Summary	(Unaudited)
DWS Tax-Exempt Portfolio
Asset Allocation (As a % of Investment Portfolio)	4/30/21	4/30/20
Municipal Investments
Municipal Variable Rate Demand Notes	72%	67%
Tax-Exempt Commercial Paper	10%	12%
Municipal Floating-Rate Notes	5%	8%
Municipal Bonds and Notes	2%	4%
Preferred Shares of Closed-End Investment Companies	11%	9%
	100%	100%
Weighted Average Maturity	4/30/21	4/30/20
Cash Account Trust — DWS Tax-Exempt Portfolio	8 days	18 days
iMoneyNet Money Fund Average™ — Tax-Free National Retail*	20 days	21 days
*	The Fund is compared to its respective iMoneyNet Money Fund Average category: Tax-Free National Retail — Category includes retail funds that invest in obligations of tax-exempt entities, including state and municipal authorities.
Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 10. A quarterly Fact Sheet is available on dws.com or upon request.
DWS Tax-Exempt Money Fund	| 9

Investment Portfolio	as of April 30, 2021
	Principal Amount ($)	Value ($)
Municipal Investments 88.9%
Alaska 0.1%
Alaska, State Housing Finance Corp., Capital Project, Series C, 0.06% (a), 5/7/2021	260,000	260,000
Arizona 0.5%
Arizona, Industrial Development Authority, Hospital Revenue, Phoenix Children’s Hospital, Series A, 0.03% (a), 5/3/2021, LOC: JPMorgan Chase Bank NA	1,160,000	1,160,000
California 15.6%
California, ABAG Finance Authority For Nonprofit Corp., Sharp Healthcare Obligated Group, Series A, 0.05% (a), 5/7/2021, LOC: Bank of America NA	150,000	150,000
California, East Bay Municipal Utility District:
Series A-1, TECP, 0.09%, 5/3/2021	5,000,000	5,000,000
Series A-2, TECP, 0.1%, 6/3/2021	5,000,000	5,000,000
California, Metropolitan Water District of Southern California:
Series D, MUNIPSA + 0.250%, 0.31% (b), Mandatory Put 6/21/2021@100, 7/1/2037	5,000,000	5,000,000
Series E, MUNIPSA + 0.250%, 0.31% (b), Mandatory Put 6/21/2021@100, 7/1/2037	5,000,000	5,000,000
California, State Commercial Paper, Series A-2, TECP, 0.12%, 6/2/2021	3,500,000	3,500,000
California, State Department Water Resources Revenue, Series 1, TECP, 0.09%, 5/4/2021	2,700,000	2,699,991
California, State General Obligation, Series 2019-MIZ9003, 144A, 0.26% (a), 5/7/2021, LIQ: Mizuho Bank Ltd., LOC: Mizuho Bank Ltd.	5,665,000	5,665,000
California, State Statewide Communities Development Authority, Multi-Family Housing Foxwood Apartments, Series J, 0.05% (a), 5/7/2021, LOC: Wells Fargo Bank NA	1,150,000	1,150,000
Riverside County, CA, Asset Leasing Corp., Leashold Revenue, Southwest Justice Center, Series A, 0.06% (a), 5/7/2021, INS: AGMC, LOC: Wells Fargo Bank NA	380,000	380,000
San Bernardino County, CA, Flood Control District Judgment Obligation, 0.1% (a), 5/7/2021, LOC: Bank of America NA	655,000	655,000
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Series B, 0.05% (a), 5/7/2021, LOC: Barclays Bank PLC	400,000	400,000
		34,599,991
The accompanying notes are an integral part of the financial statements.
10 |	DWS Tax-Exempt Money Fund

	Principal Amount ($)	Value ($)
Colorado 0.5%
Colorado, State Health Facilities Authority Revenue, Children’s Hospital, Series B, 0.07% (a), 5/7/2021, LOC: TD Bank NA	600,000	600,000
Colorado, State Housing & Finance Authority, Series I - AA2, 0.07% (a), 5/7/2021, LOC: Sumitomo Mitsui Banking	475,000	475,000
		1,075,000
Connecticut 0.5%
Connecticut, Tender Option Bond Trust Receipts, Series 2018-XG0204, 144A, 0.09% (a), 5/7/2021, LIQ: Barclays Bank PLC	1,135,000	1,135,000
Delaware 0.6%
Delaware, State Economic Development Authority Revenue, YMCA State Project, 0.08% (a), 5/7/2021, LOC: PNC Bank NA	1,270,000	1,270,000
Florida 1.9%
Alachua County, FL, Housing Finance Authority, Multi-Family Revenue, Santa Fe Apartments II Project, 0.09% (a), 5/7/2021, LIQ: Fannie Mae, LOC: Fannie Mae	875,000	875,000
Jacksonville, FL, Water & Sewer System Revenue, Series A-2, 0.06% (a), 5/7/2021, LOC: Sumitomo Mitsui Banking	425,000	425,000
Lakeland, FL, Educational Facilities Revenue, Florida Southern College Project, Series B, 0.06% (a), 5/7/2021, LOC: TD Bank NA	315,000	315,000
Orange County, FL, Health Facilities Authority, Nemours Foundation, Series C-2, 0.05% (a), 5/7/2021, LOC: TD Bank NA	500,000	500,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 0.11% (a), 5/7/2021, LOC: Northern Trust Company	1,300,000	1,300,000
Pinellas County, FL, Health Facilities Authority, Suncoast Hospice Project, 0.11% (a), 5/7/2021, LOC: Wells Fargo Bank NA	160,000	160,000
Pinellas County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Booker Creek Apartments, 0.09% (a), 5/7/2021, LOC: Freddie Mac	525,000	525,000
		4,100,000
Georgia 4.3%
Georgia, Municipal Electric Authority, Series B, 0.07% (a), 5/7/2021, LOC: PNC Bank NA	1,000,000	1,000,000
Georgia, Tender Option Bond Trust Receipts, Series 2018-XF0709, 144A, 0.16% (a), 5/7/2021, LIQ: JP Morgan Chase Bank NA	6,800,000	6,800,000
The accompanying notes are an integral part of the financial statements.
DWS Tax-Exempt Money Fund	| 11

	Principal Amount ($)	Value ($)
Monroe County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp., Series B, 0.08% (a), 5/7/2021, LOC: JPMorgan Chase Bank NA	1,235,000	1,235,000
Valdosta-Lowndes County, GA, Industrial Development Authority, Martins Famous Pastry Shoppe, Inc., Series A, AMT, 0.21% (a), 5/7/2021, LOC: Wells Fargo Bank NA	550,000	550,000
		9,585,000
Illinois 7.7%
Brookfield, IL, Zoo Project, 0.07% (a), 5/7/2021, LOC: Northern Trust Company	900,000	900,000
Galesburg, IL, Knox College Project, 0.3% (a), 5/7/2021, LOC: PNC Bank NA	1,800,000	1,800,000
Illinois, Finance Authority Revenue, Carle Foundation, Series C, 0.05% (a), 5/7/2021, LOC: Northern Trust Company	400,000	400,000
Illinois, Finance Authority Revenue, University of Chicago Medical Center, Series E-1, 0.03% (a), 5/3/2021, LOC: Wells Fargo Bank NA	1,000,000	1,000,000
Illinois, State Development Finance Authority, American College Surgeons, 0.07% (a), 5/7/2021, LOC: Northern Trust Company	682,000	682,000
Illinois, State Development Finance Authority, American Youth Hostels Project, 0.07% (a), 5/7/2021, LOC: BMO Harris Bank NA	615,000	615,000
Illinois, State Development Finance Authority, Ignatius College Project, 0.08% (a), 5/7/2021, LOC: PNC Bank NA	2,000,000	2,000,000
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 0.08% (a), 5/7/2021, LOC: BMO Harris Bank NA	1,700,000	1,700,000
Illinois, State Educational Facilities Authority Revenue, The Adler Planetarium, 0.07% (a), 5/7/2021, LOC: PNC Bank NA	1,550,000	1,550,000
Illinois, State Educational Facilities Authority, Columbia College Chicago, 0.09% (a), 5/7/2021, LOC: BMO Harris Bank NA	485,000	485,000
Illinois, State Finance Authority Revenue, Carle Foundation, Series E, 0.06% (a), 5/7/2021, LOC: JPMorgan Chase Bank NA	395,000	395,000
Illinois, State Finance Authority Revenue, Clearbrook Project, 0.07% (a), 5/7/2021, LOC: BMO Harris Bank NA	1,320,000	1,320,000
Illinois, State Finance Authority Revenue, North Park University Project, 0.06% (a), 5/7/2021, LOC: U.S. Bank NA	1,000,000	1,000,000
The accompanying notes are an integral part of the financial statements.
12 |	DWS Tax-Exempt Money Fund

	Principal Amount ($)	Value ($)
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co., Project, 0.09% (a), 5/7/2021, LOC: Northern Trust Company	1,950,000	1,950,000
Illinois, State Housing Development Authority, Multi-Family Revenue, Woodlawn Apartments, Series A, 0.09% (a), 5/7/2021, LOC: Freddie Mac	840,000	840,000
University of Illinois, 0.08% (a), 5/7/2021, LOC: JPMorgan Chase Bank NA	420,000	420,000
		17,057,000
Indiana 0.8%
Elkhart County, IN, Multy-Family Revenue, Ashton Pines Apartments, Series A, 0.06% (a), 5/7/2021, LOC: Federal Home Loan Bank	615,000	615,000
St. Joseph County, IN, Economic Development Revenue, Series 2004, 0.1% (a), 5/7/2021, LOC: PNC Bank NA	1,185,000	1,185,000
		1,800,000
Iowa 4.0%
Iowa, Finance Authority, Educational Facility Revenue, Holy Family Catholic School Project, 0.04% (a), 5/3/2021, LOC: U.S. Bank NA	1,500,000	1,500,000
Iowa, State Finance Authority, Economic Development Revenue, Midwestern Disaster Area, Series A, 0.09% (a), 5/7/2021	1,400,000	1,400,000
Iowa, State Finance Authority, Midwestern Disaster Area Revenue, 0.1% (a), 5/7/2021	405,000	405,000
Iowa, State Higher Education Loan Authority Revenue, Loras College, 0.04% (a), 5/3/2021, LOC: Bank of America NA	4,200,000	4,200,000
Iowa, State Higher Education Loan Authority, Private College, Loras College, 0.04% (a), 5/3/2021, LOC: Bank of America NA	1,400,000	1,400,000
		8,905,000
Kansas 0.6%
Kansas, State Development Finance Authority, Health Facilities, University of Kansas Health System, Series J, 0.04% (a), 5/3/2021, LOC: U.S. Bank NA	280,000	280,000
Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 0.21% (a), 5/7/2021, LOC: Svenska Handelsbanken	1,000,000	1,000,000
		1,280,000
The accompanying notes are an integral part of the financial statements.
DWS Tax-Exempt Money Fund	| 13

	Principal Amount ($)	Value ($)
Kentucky 0.2%
Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., 0.09% (a), 5/7/2021, LOC: Sumitomo Mitsui Banking	300,000	300,000
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare, Inc., Series B, 0.04% (a), 5/3/2021, LOC: PNC Bank NA	150,000	150,000
		450,000
Louisiana 0.5%
Louisiana, Public Facilities Authority Revenue, Christus Health, Series B-1, 0.05% (a), 5/7/2021, LOC: Bank of NY Mellon	570,000	570,000
Louisiana, State Housing Finance Agency Multi-Family Housing Revenue, Reserve Jefferson Crossing, 0.09% (a), 5/7/2021, LOC: Freddie Mac	535,000	535,000
		1,105,000
Maryland 0.9%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health System, Series B, 0.06% (a), 5/7/2021, LOC: Bank of America NA	125,000	125,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 0.08% (a), 5/7/2021, LOC: PNC Bank NA	1,890,000	1,890,000
		2,015,000
Massachusetts 3.1%
Massachusetts, State Bay Transportation Authority, Sales Tax Revenue, Series A-2, 0.06% (a), 5/7/2021, SPA: State Street Bank & Trust Co.	1,180,000	1,180,000
Massachusetts, State Development Finance Agency Revenue, Clark University, 0.05% (a), 5/7/2021, LOC: TD Bank NA	400,000	400,000
Massachusetts, State Health & Educational Facilities Authority Revenue, 0.04% (a), 5/7/2021	1,500,000	1,500,000
Massachusetts, State Water Resources Authority:
Series A-1, 0.07% (a), 5/7/2021, SPA: JP Morgan Chase Bank NA	1,190,000	1,190,000
Series A-2, 0.07% (a), 5/7/2021, SPA: TD Bank NA	100,000	100,000
Series A-3, 0.07% (a), 5/7/2021, SPA: Wells Fargo Bank NA	200,000	200,000
Massachusetts, Tender Option Bond Trust Receipts, Series 2015-XF2203, 144A, 0.07% (a), 5/7/2021, LIQ: Toronto-Dominion Bank	2,300,000	2,300,000
		6,870,000
The accompanying notes are an integral part of the financial statements.
14 |	DWS Tax-Exempt Money Fund

	Principal Amount ($)	Value ($)
Michigan 5.9%
Kent, MI, Hospital Finance Authority, Spectrum Health System, Series C, 0.05% (a), 5/7/2021, LOC: Bank of NY Mellon	305,000	305,000
Michigan, State Finance Authority Revenue, Hospital Project, Ascension Senior Credit Group, Series E-3, 0.04% (a), 5/7/2021	400,000	400,000
Michigan, State Finance Authority Revenue, Trinity Health Credit Group, Series MI-1, 0.1%, Mandatory Put 6/1/2021 @ 100, 12/1/2034	1,250,000	1,250,000
Michigan, State Housing Development Authority, Single-Family Mortgage Revenue, Series B, AMT, 0.13% (a), 5/7/2021, SPA: Industrial & Commercial Bank of China	8,125,000	8,125,000
Michigan, State University Revenues, Series 2000-A, 0.08% (a), 5/7/2021, SPA: Northern Trust Company	1,100,000	1,100,000
Michigan, University of Michigan General Revenue, Series B, 0.03% (a), 5/3/2021	1,950,000	1,950,000
		13,130,000
Mississippi 0.0%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series F, 0.06% (a), 5/7/2021, GTY: Chevron Corp.	50,000	50,000
Missouri 2.7%
Kansas City, MO, Special Obligation, H. Roe Bartle Convention Center, Series E, 0.07% (a), 5/7/2021, LOC: Sumitomo Mitsui Banking	710,000	710,000
Missouri, Health & Educational Facilities Authority, St Louis University, Series B, 0.04% (a), 5/3/2021, LOC: U.S. Bank NA	550,000	550,000
Missouri, State Health & Educational Facilities Authority Revenue, St Louis University, Series B-1, 0.03% (a), 5/3/2021, LOC: Barclays Bank PLC	950,000	950,000
Missouri, State Health & Educational Facilities Authority, Health Facilities Revenue, Bethesda Health Group, Inc., Series B, 0.04% (a), 5/3/2021, LOC: Bank of America NA	195,000	195,000
Missouri, Tender Option Bond Trust Receipts, Series 2015-XF2198, 144A, 0.08% (a), 5/7/2021, LIQ: Citibank NA	2,660,000	2,660,000
Nodaway County, MO, Industrial Development Authority, Educational Facilities Revenue, North West Foundation, Inc., 0.05% (a), 5/7/2021, LOC: U.S. Bank NA	500,000	500,000
Wright City, MO, Industrial Revenue, WaterLow Process Systems, Inc., AMT, 0.21% (a), 5/7/2021, LOC: Bank of America NA	380,000	380,000
		5,945,000
The accompanying notes are an integral part of the financial statements.
DWS Tax-Exempt Money Fund	| 15

	Principal Amount ($)	Value ($)
Nebraska 1.0%
Washington County, NE, Industrial Development Revenue, Cargill, Inc., Series B, 0.09% (a), 5/7/2021	2,200,000	2,200,000
Nevada 2.0%
Clark County, NV, Airport Revenue, Series D-2B, 0.06% (a), 5/7/2021, LOC: Barclays Bank PLC	3,500,000	3,500,000
Clark County, NV, Airport Systems Revenue, Series D-3, 0.06% (a), 5/7/2021, LOC: Bank of America NA	995,000	995,000
		4,495,000
New Jersey 1.5%
New Jersey, State Economic Development Authority, Jewish Community Center Project, 0.14% (a), 5/7/2021, LOC: Bank of America NA	2,105,000	2,105,000
New Jersey, State Health Care Facilities Financing Authority Revenue, AHS Hospital Corp., Series C, 0.06% (a), 5/7/2021, LOC: JPMorgan Chase Bank NA	400,000	400,000
New Jersey, State Health Care Facilities Financing Authority Revenue, Virtua Health, Inc.:
Series C, 0.02% (a), 5/3/2021, LOC: JPMorgan Chase Bank NA	775,000	775,000
Series E, 0.03% (a), 5/7/2021, LOC: TD Bank NA	100,000	100,000
		3,380,000
New Mexico 0.5%
New Mexico, State Mortgage Finance Authority, Multi-Family Housing Revenue, Villas de San Ignacio LP, Series A, 0.09% (a), 5/7/2021, LOC: Freddie Mac	1,050,000	1,050,000
New York 5.7%
New York, Metropolitan Transportation Authority Revenue, Series E-1, 0.04% (a), 5/3/2021, LOC: U.S. Bank NA	1,400,000	1,400,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.04% (a), 5/3/2021, LOC: TD Bank NA	395,000	395,000
New York, State Dormitory Authority, Mental Health Services, Series D-2E, 0.06% (a), 5/7/2021, LOC: Royal Bank of Canada	625,000	625,000
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Inc. Project, Series A-3, 0.05% (a), 5/7/2021, LOC: Mizuho Bank Ltd.	300,000	300,000
New York, Triborough Bridge & Tunnel Authority Revenue:
Series B-1, 0.03% (a), 5/3/2021, LOC: Bank of America NA	1,535,000	1,535,000
Series F, 0.03% (a), 5/3/2021, LOC: Citibank NA	415,000	415,000
Series B-4C, 0.04% (a), 5/3/2021, LOC: U.S. Bank NA	300,000	300,000
The accompanying notes are an integral part of the financial statements.
16 |	DWS Tax-Exempt Money Fund

	Principal Amount ($)	Value ($)
Series A, 0.06% (a), 5/7/2021, LOC: Barclays Bank PLC	800,000	800,000
New York City, NY, Health & Hospital Corp., Health System Revenue, Series B, 0.05% (a), 5/7/2021, LOC: TD Bank NA	175,000	175,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Series F-2, 0.04% (a), 5/3/2021, LOC: Citibank NA	1,855,000	1,855,000
Series F1B, 0.05% (a), 5/7/2021, SPA: U.S. Bank NA	170,000	170,000
Series BB, 0.11% (a), 5/7/2021, SPA: Industrial and Commercial Bank of China	2,645,000	2,645,000
New York, NY, General Obligation:
Series G, 0.03% (a), 5/3/2021, LOC: Mizuho Bank Ltd.	190,000	190,000
Series A-3, 0.04% (a), 5/3/2021, LOC: Mizuho Bank Ltd.	650,000	650,000
Series I-4, 0.04% (a), 5/3/2021, LOC: TD Bank NA	1,055,000	1,055,000
		12,510,000
North Carolina 0.0%
North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 0.13% (a), 5/7/2021, LOC: Branch Banking & Trust	15,000	15,000
Ohio 3.7%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.1% (a), 5/7/2021, LOC: Northern Trust Company	6,900,000	6,900,000
Franklin County, OH, Hospital Facilities Revenue, Health Corp., Series D, 0.06% (a), 5/7/2021, LOC: Northern Trust Company	280,000	280,000
Ohio, Akron Bath Copley Joint Township Hospital District, Concordia Lutheran Obligated Group, Series B, 0.07% (a), 5/7/2021, LOC: BMO Harris Bank NA	1,000,000	1,000,000
		8,180,000
Oklahoma 1.7%
Oklahoma, Tender Option Bond Trust Receipts, Series 2018-XM0708, 144A, AMT, 0.21% (a), 5/7/2021, INS: Build America Mutual, LIQ: JP Morgan Chase Bank NA	3,750,000	3,750,000
Oregon 0.8%
Oregon, State Facilities Authority Revenue, Peacehealth Systems, Series B, 0.04% (a), 5/3/2021, LOC: TD Bank NA	1,800,000	1,800,000
The accompanying notes are an integral part of the financial statements.
DWS Tax-Exempt Money Fund	| 17

	Principal Amount ($)	Value ($)
Pennsylvania 6.3%
Allegheny County, PA, Hospital Development Authority Revenue, Concordia Lutheran Obligated Group, Series A, 0.07% (a), 5/7/2021, LOC: BMO Harris Bank NA	6,800,000	6,800,000
Lancaster County, PA, Hospital Authority Revenue, Masonic Homes Project, Series D, 0.04% (a), 5/3/2021, LOC: JPMorgan Chase Bank NA	1,050,000	1,050,000
Lancaster County, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 0.07% (a), 5/7/2021, LOC: PNC Bank NA	2,500,000	2,500,000
Lebanon County, PA, Health Facility Authority Revenue, ECC Retirement Village Project, 0.07% (a), 5/7/2021, LOC: PNC Bank NA	590,000	590,000
Pennsylvania, State Economic Development Financing Authority Revenue, Hawley Silk Mill LLC, Recovery Zone Facility, Series A1, 0.12% (a), 5/7/2021, LOC: PNC Bank NA	600,000	600,000
Pennsylvania, State Economic Development Financing Authority, Economic Development Revenue, Kingsley Association Project, 0.12% (a), 5/7/2021, LOC: PNC Bank NA	200,000	200,000
Pennsylvania, Tender Option Bond Trust Receipts, Series 2019-ZF2779, 144A, 0.09% (a), 5/7/2021, LIQ: Barclays Bank PLC	1,500,000	1,500,000
Philadelphia, PA, General Obligation, Series B, 0.05% (a), 5/7/2021, LOC: Barclays Bank PLC	715,000	715,000
		13,955,000
Rhode Island 0.6%
Rhode Island, State Health & Educational Building Corp., Higher Education Facility Revenue, Bryant University, 0.08% (a), 5/7/2021, LOC: TD Bank NA	1,265,000	1,265,000
South Carolina 0.1%
South Carolina, State Jobs Economic Development Authority, Hospital Revenue, Prisma Healthcare Obligated Group, Series B, 0.04% (a), 5/3/2021, LOC: U.S. Bank NA	250,000	250,000
South Dakota 1.3%
South Dakota, State Health & Educational Facilities Authority, Sioux Vy Hospital & Health Revenue, Series B, 0.08% (a), 5/7/2021, LOC: U.S. Bank NA	2,775,000	2,775,000
Tennessee 0.3%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Series B, 0.06% (a), 5/7/2021, LOC: U.S. Bank NA	700,000	700,000
The accompanying notes are an integral part of the financial statements.
18 |	DWS Tax-Exempt Money Fund

	Principal Amount ($)	Value ($)
Texas 7.7%
Austin, TX, Water & Wastewater Systems Revenue, 0.07% (a), 5/7/2021, LOC: Barclays Bank PLC	1,140,000	1,140,000
Harris County, TX, Hospital District Revenue, 0.07% (a), 5/7/2021, LOC: JPMorgan Chase Bank NA	550,000	550,000
Harris County, TX, State General Obligation:
Series A-1, 0.09%, 5/5/2021	750,000	750,000
Series C, 0.09%, 5/5/2021	650,000	650,000
Series C, TECP, 0.1%, 5/5/2021	1,500,000	1,500,000
Series D, TECP, 0.1%, 5/5/2021	100,000	100,000
Series D, 0.11%, 5/5/2021	2,550,000	2,550,000
Series C, TECP, 0.14%, 6/2/2021	4,000,000	4,000,000
Houston, TX, Utility System Revenue, First Lien, Series B-2, 0.06% (a), 5/7/2021, LOC: Citibank NA	375,000	375,000
Mission, TX, Economic Development Corp., Industrial Development Revenue, CMI Project, 0.21% (a), 5/7/2021, LOC: Wells Fargo Bank NA	340,000	340,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas Project, Series A, 0.04% (a), 5/3/2021, LOC: TD Bank NA	650,000	650,000
Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series C-2, 0.05% (a), 5/7/2021, LOC: Bank of NY Mellon	1,455,000	1,455,000
Texas, Tender Option Bond Trust Receipts, Series 2015-XF2201, 144A, 0.09% (a), 5/7/2021, LIQ: Toronto-Dominion Bank	3,100,000	3,100,000
		17,160,000
Vermont 0.3%
Vermont, State Educational & Health Buildings Financing Agency Revenue, Landmark College Project, Series A, 0.04% (a), 5/3/2021, LOC: TD Bank NA	650,000	650,000
Virginia 0.6%
Loudoun County, VA, Industrial Development Authority, Industrial Development Revenue, Jack Kent Cooke Foundation Project, 0.07% (a), 5/7/2021, LOC: Northern Trust Company	1,125,000	1,125,000
Lynchburg, VA, Economic Development Authority, Hospital Revenue, Centra Health Obligated Group, Series B, 0.05% (a), 5/3/2021, LOC: Truist Bank	100,000	100,000
		1,225,000
The accompanying notes are an integral part of the financial statements.
DWS Tax-Exempt Money Fund	| 19

	Principal Amount ($)	Value ($)
Washington 0.5%
Washington, State Housing Finance Commission, Combridge Apartments, 0.05% (a), 5/7/2021, LIQ: Fannie Mae, LOC: Fannie Mae	1,175,000	1,175,000
Wisconsin 0.5%
Wisconsin, State Health & Educational Facilities Authority Revenue, Marshfield Clinic Health System, Inc., Series A, 0.04% (a), 5/3/2021, LOC: Barclays Bank PLC	300,000	300,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Wausau Hospital, Series B, 0.07% (a), 5/7/2021, LOC: JPMorgan Chase Bank NA	295,000	295,000
Wisconsin, University Hospitals & Clinics Authority, Series B, 0.06% (a), 5/7/2021, LOC: U.S. Bank NA	275,000	275,000
Wisconsin, Whitewater Community Development Authority, Housing Preservation, 0.07% (a), 5/7/2021, LOC: BMO Harris Bank NA	275,000	275,000
		1,145,000
Other 3.4%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A” , Series M027, 144A, 0.08% (a), 5/7/2021, LIQ: Freddie Mac	2,725,000	2,725,000
“A” , Series M031, 144A, 0.09% (a), 5/7/2021, LIQ: Freddie Mac	2,840,000	2,840,000
“A” , Series M-055, 144A, 1-month USD LIBOR + 0.210%, 0.27% (b), 6/15/2035	2,015,000	2,015,000
		7,580,000
Total Municipal Investments (Cost $197,051,991)		197,051,991
Preferred Shares of Closed-End Investment Companies 10.6%
California
California, Nuveen AMT-Free Quality Municipal Income Fund, Series D, 0.41% (a), 5/7/2021	4,000,000	4,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.15% (a), 5/7/2021, LIQ: Societe Generale	9,500,000	9,500,000
California, Nuveen Municipal Credit Opportunities Fund, 144A, AMT, 0.17% (a), 5/7/2021, LOC: Sumitomo Mitsui Banking	10,000,000	10,000,000
Total Preferred Shares of Closed-End Investment Companies (Cost $23,500,000)		23,500,000

The accompanying notes are an integral part of the financial statements.
20 |	DWS Tax-Exempt Money Fund

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $220,551,991)	99.5	220,551,991
Other Assets and Liabilities, Net	0.5	1,032,655
Net Assets	100.0	221,584,646
(a)	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of April 30, 2021. Date shown reflects the earlier of demand date or stated maturity date.
(b)	Floating rate security. These securities are shown at their current rate as of April 30, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LIBOR: London Interbank Offered Rate
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper
The accompanying notes are an integral part of the financial statements.
DWS Tax-Exempt Money Fund	| 21

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$197,051,991	$—	$197,051,991
Preferred Shares of Closed-End Investment Companies	—	23,500,000	—	23,500,000
Total	$ —	$220,551,991	$ —	$220,551,991
(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.
22 |	DWS Tax-Exempt Money Fund

Statement of Assets and Liabilities
as of April 30, 2021

Assets	DWS Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$ 220,551,991
Cash	98,622
Receivable for investments sold	895,000
Receivable for Fund shares sold	114,710
Interest receivable	34,510
Other assets	73,229
Total assets	221,768,062
Liabilities
Payable for Fund shares redeemed	59,560
Distributions payable	278
Accrued Trustees' fees	2,714
Other accrued expenses and payables	120,864
Total liabilities	183,416
Net assets, at value	$ 221,584,646
Net Assets Consist of
Distributable earnings (loss)	(5,917)
Paid-in capital	221,590,563
Net assets, at value	$ 221,584,646
The accompanying notes are an integral part of the financial statements.
DWS Tax-Exempt Money Fund	| 23

Statement of Assets and Liabilities as of April 30, 2021 (continued)

Net Asset Value	DWS Tax-Exempt Portfolio
DWS Tax-Exempt Cash Premier Shares
Net Asset Value, offering and redemption price per share ($26,483,291 ÷ 26,459,854 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
DWS Tax-Exempt Money Fund
Net Asset Value, offering and redemption price per share ($108,628,749 ÷ 108,532,699 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
DWS Tax-Free Money Fund Class S
Net Asset Value, offering and redemption price per share ($39,883,927 ÷ 39,848,595 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Service Shares
Net Asset Value, offering and redemption price per share ($4,982,203 ÷ 4,977,794 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Tax-Exempt Cash Managed Shares
Net Asset Value, offering and redemption price per share ($32,080,087 ÷ 32,051,698 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Tax-Free Investment Class
Net Asset Value, offering and redemption price per share ($9,526,389 ÷ 9,517,963 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
The accompanying notes are an integral part of the financial statements.
24 |	DWS Tax-Exempt Money Fund

Statement of Operations
for the year ended April 30, 2021

Investment Income	DWS Tax-Exempt Portfolio
Income:
Interest	$ 534,481
Expenses:
Management fee	211,419
Administration fee	254,647
Services to shareholders	135,866
Distribution and service fees	105,230
Custodian fee	4,442
Professional fees	59,729
Reports to shareholders	85,220
Registration fees	114,113
Trustees' fees and expenses	10,029
Other	60,449
Total expenses before expense reductions	1,041,144
Expense reductions	(577,577)
Total expenses after expense reductions	463,567
Net investment income	70,914
Net realized gain (loss) from investments	(440)
Net increase (decrease) in net assets resulting from operations	$ 70,474
The accompanying notes are an integral part of the financial statements.
DWS Tax-Exempt Money Fund	| 25

Statements of Changes in Net Assets
DWS Tax-Exempt Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2021	2020
Operations:
Net investment income	$ 70,914	$ 3,229,599
Net realized gain (loss)	(440)	10,295
Net increase (decrease) in net assets resulting from operations	70,474	3,239,894
Distributions to shareholders:
DWS Tax-Exempt Cash Premier Shares	(19,453)	(624,839)
DWS Tax-Exempt Money Fund	(35,797)	(1,488,005)
DWS Tax-Free Money Fund Class S	(11,107)	(559,792)
Service Shares	(520)	(54,983)
Tax-Exempt Cash Managed Shares	(3,121)	(447,762)
Tax-Free Investment Class	(914)	(54,218)
Total distributions	(70,912)	(3,229,599)
Fund share transactions:
Proceeds from shares sold	253,602,023	242,684,916
Reinvestment of distributions	65,255	2,627,334
Payments for shares redeemed	(273,752,177)	(295,201,755)
Net increase (decrease) in net assets from Fund share transactions	(20,084,899)	(49,889,505)
Increase (decrease) in net assets	(20,085,337)	(49,879,210)
Net assets at beginning of period	241,669,983	291,549,193
Net assets at end of period	$ 221,584,646	$ 241,669,983
The accompanying notes are an integral part of the financial statements.
26 |	DWS Tax-Exempt Money Fund

Financial Highlights
DWS Tax-Exempt Portfolio — DWS Tax-Exempt Money Fund
	Years Ended April 30,
	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.000 *	.012	.013	.008	.005
Net realized gain (loss)	(.000) *	.000 *	.000 *	.000 *	(.000) *
Total from investment operations	.000 *	.012	.130	.008	.005
Less distributions from:
Net investment income	(.000) *	(.012)	(.013)	(.008)	(.005)
Net realized gains	—	—	—	—	(.000) *
Total distributions	(.000) *	(.012)	(.013)	(.008)	(.005)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	.03	1.25	1.34	.83	.50
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	109	117	124	136	143
Ratio of expenses before expense reductions (%)	.35	.35	.38	.33	.30
Ratio of expenses after expense reductions (%)	.17	.22	.22	.23	.25
Ratio of net investment income (%)	.03	1.24	1.33	.82	.41
[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
The accompanying notes are an integral part of the financial statements.
DWS Tax-Exempt Money Fund	| 27

Notes to Financial Statements
A.	Organization and Significant Accounting Policies
Cash Account Trust (the “Trust” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Trust offers two funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. These financial statements report on DWS Tax-Exempt Portfolio (the “Fund” ).
DWS Tax-Exempt Portfolio offers six classes of shares: DWS Tax-Exempt Cash Premier Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. The Fund may impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
The financial highlights for all classes of shares, other than DWS Tax-Exempt Money Fund, are provided separately and are available upon request.
The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level
28 |	DWS Tax-Exempt Money Fund

assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.
At April 30, 2021, the Fund had net tax basis capital loss carryforwards of approximately $6,000 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
The Fund has reviewed the tax positions for the open tax years as of April 30, 2021 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.
At April 30, 2021, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
DWS Tax-Exempt Portfolio:
Capital loss carryforwards	$ (6,000)
At April 30, 2021, DWS Tax-Exempt Portfolio had an aggregate cost of investments for federal income tax purposes was $220,551,991.
DWS Tax-Exempt Money Fund	| 29

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended April 30,
Portfolio	2021	2020
DWS Tax-Exempt Portfolio:
Distributions from tax-exempt income	$ 70,912	$ 3,229,599
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.
B.	Related Parties
Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%
30 |	DWS Tax-Exempt Money Fund

Accordingly, for the year ended April 30, 2021, the fee pursuant to the Investment Management Agreement on DWS Tax-Exempt Portfolio was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.08% of the Fund’s average daily net assets.
For the period from May 1, 2020 through September 30, 2021, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Tax-Exempt Money Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.40%.
In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Tax-Exempt Money Fund.
In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ annual reports that are provided separately and are available upon request.
For the year ended April 30, 2021, fees waived and/or expenses reimbursed for each class are as follows:
DWS Tax-Exempt Cash Premier Shares	$ 97,945
DWS Tax-Exempt Money Fund	195,078
DWS Tax-Free Money Fund Class S	93,730
Service Shares	51,213
Tax-Exempt Cash Managed Shares	91,392
Tax-Free Investment Class	48,219
$ 577,577
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2021, the Administration Fee was as follows:
Fund	Administration Fee	Unpaid at April 30, 2021
DWS Tax-Exempt Portfolio	$254,647	$17,857
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement
DWS Tax-Exempt Money Fund	| 31

between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2021, the amounts charged to the Fund by DSC were as follows:
DWS Tax-Exempt Portfolio:	Total Aggregated	Unpaid at April 30, 2021
DWS Tax-Exempt Cash Premier Shares	$ 12,396	$ 2,134
DWS Tax-Exempt Money Fund	35,899	6,147
DWS Tax-Free Money Fund Class S	31,384	5,293
Service Shares	13,114	137
Tax-Exempt Cash Managed Shares	8,817	904
Tax-Free Investment Class	7,016	1,283
	$ 108,626	$ 15,898
In addition, for the year ended April 30, 2021, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
DWS Tax-Exempt Money Fund	$ —
DWS Tax-Free Money Fund Class S	1,727
$ 1,727
Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ), calculated as a percentage of average daily net assets for the shares listed in the following table.
For the year ended April 30, 2021, the Distribution Fee was as follows:
DWS Tax-Exempt Portfolio:	Distribution Fee	Unpaid at April 30, 2021	Annual Rate	Contractual Rate
Service Shares	$ 31,213	$ 2,299.60%		.60%
Tax-Free Investment Class	23,004	1,933.25%		.25%
	$ 54,217	$ 4,232
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.
32 |	DWS Tax-Exempt Money Fund

For the year ended April 30, 2021, the Service Fee was as follows:
DWS Tax-Exempt Portfolio:	Service Fee	Unpaid at April 30, 2021	Annual Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$ 44,572	$ 3,952.15%		.15%
Tax-Free Investment Class	6,441	541.07%		.07%
	$ 51,013	$ 4,493
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the year ended April 30, 2021, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  was as follows:
Fund	Total Aggregated	Unpaid at April 30, 2021
DWS Tax-Exempt Portfolio	$7,500	$1,293
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the year ended April 30, 2021, the Fund engaged in securities purchases of $167,547,000 and securities sales of $249,097,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.
C.	Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2021.
DWS Tax-Exempt Money Fund	| 33

D.	Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
DWS Tax-Exempt Portfolio
	Year Ended April 30, 2021		Year Ended April 30, 2020
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Tax-Exempt Cash Premier Shares	77,766,770	$ 77,766,770	41,862,423	$ 41,862,423
DWS Tax-Exempt Money Fund	24,747,256	24,747,256	25,715,447	25,715,447
DWS Tax-Free Money Fund Class S	6,026,999	6,026,999	11,739,197	11,739,197
Service Shares	58,224,291	58,224,291	33,023,031	33,023,031
Tax-Exempt Cash Managed Shares	77,980,751	77,980,751	118,617,749	118,617,749
Tax-Free Investment Class	8,847,306	8,847,306	11,693,258	11,693,258
Account maintenance fees	—	8,650	—	33,811
		$ 253,602,023		$ 242,684,916
Shares issued to shareholders in reinvestment of distributions
DWS Tax-Exempt Cash Premier Shares	17,890	$ 17,890	530,544	$ 530,544
DWS Tax-Exempt Money Fund	35,351	35,351	1,463,011	1,463,011
DWS Tax-Free Money Fund Class S	10,583	10,583	527,080	527,080
Service Shares	510	510	52,042	52,042
Tax-Exempt Cash Managed Shares	12	12	1,388	1,388
Tax-Free Investment Class	909	909	53,269	53,269
		$ 65,255		$ 2,627,334
34 |	DWS Tax-Exempt Money Fund

	Year Ended April 30, 2021		Year Ended April 30, 2020
	Shares	Dollars	Shares	Dollars
Shares redeemed
DWS Tax-Exempt Cash Premier Shares	(85,934,445)	$ (85,934,445)	(57,237,476)	$ (57,237,476)
DWS Tax-Exempt Money Fund	(33,031,135)	(33,031,135)	(34,688,889)	(34,688,889)
DWS Tax-Free Money Fund Class S	(14,888,349)	(14,888,349)	(15,200,338)	(15,200,338)
Service Shares	(55,943,158)	(55,943,158)	(44,213,765)	(44,213,765)
Tax-Exempt Cash Managed Shares	(77,657,029)	(77,657,029)	(132,627,792)	(132,627,792)
Tax-Free Investment Class	(6,298,061)	(6,298,061)	(11,233,495)	(11,233,495)
		$ (273,752,177)		$ (295,201,755)
Net increase (decrease)
DWS Tax-Exempt Cash Premier Shares	(8,149,785)	$ (8,149,785)	(14,844,509)	$ (14,844,509)
DWS Tax-Exempt Money Fund	(8,248,528)	(8,248,528)	(7,510,431)	(7,510,431)
DWS Tax-Free Money Fund Class S	(8,850,767)	(8,850,767)	(2,934,061)	(2,934,061)
Service Shares	2,281,643	2,281,643	(11,138,692)	(11,138,692)
Tax-Exempt Cash Managed Shares	323,734	323,734	(14,008,655)	(14,008,655)
Tax-Free Investment Class	2,550,154	2,550,154	513,032	513,032
Account maintenance fees	—	8,650	—	33,811
		$ (20,084,899)		$ (49,889,505)
E.	Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low interest rates, the Fund’s yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level
DWS Tax-Exempt Money Fund	| 35

of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.
F.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity and increased government activity. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.
36 |	DWS Tax-Exempt Money Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Cash Account Trust and Shareholders of DWS Tax-Exempt Portfolio:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Tax Exempt Portfolio (the “Fund” ) (one of the funds constituting Cash Account Trust) (the “Trust” ), including the investment portfolio, as of April 30, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Cash Account Trust) at April 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud,
DWS Tax-Exempt Money Fund	| 37

and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2021, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
June 24, 2021
38 |	DWS Tax-Exempt Money Fund

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the DWS Tax-Exempt Money Fund. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2020 to April 30, 2021).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
DWS Tax-Exempt Money Fund	| 39

Expenses and Value of a $1,000 Investment
for the six months ended April 30, 2021 (Unaudited)

Actual Fund Return	DWS Tax-Exempt Money Fund
Beginning Account Value 11/1/20	$1,000.00
Ending Account Value 4/30/21	$1,000.05
Expenses Paid per $1,000*	$ .69
Hypothetical 5% Fund Return
Beginning Account Value 11/1/20	$1,000.00
Ending Account Value 4/30/21	$1,024.10
Expenses Paid per $1,000*	$ .70
*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratio	DWS Tax-Exempt Money Fund
DWS Tax-Exempt Portfolio	.14%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
Tax Information	(Unaudited)
Of the dividends paid from net investment income for the taxable year ended April 30, 2021, 100% are designated as exempt interest dividends for federal income tax purposes.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.
40 |	DWS Tax-Exempt Money Fund

Other Information
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings
Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.
DWS Tax-Exempt Money Fund	| 41

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Tax-Exempt Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2020.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s
42 |	DWS Tax-Exempt Money Fund

shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2019, the Fund’s performance (DWS Tax-Exempt Cash Premier Shares) was in the 1st quartile, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment
DWS Tax-Exempt Money Fund	| 43

advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2019). The Board noted that, effective March 1, 2020, the fee paid to DIMA under the Fund’s administrative services agreement was reduced to 0.097%. Based on Broadridge data provided as of December 31, 2019, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares (4th quartile), DWS Tax-Exempt Cash Premier Shares (3rd quartile), Tax-Free Investment Class shares (4th quartile), Tax-Exempt Cash Managed Shares (4th quartile), DWS Tax-Exempt Money Fund shares (3rd quartile) and DWS Tax-Free Money Fund Class S shares (4th quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the
44 |	DWS Tax-Exempt Money Fund

profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft- dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
The Board also considered that on September 24, 2020, the SEC granted a temporary order permitting DIMA and its affiliates to continue providing investment advisory and underwriting services to the DWS Funds notwithstanding a consent order entered into by Deutsche Bank AG on June 17, 2020 (the “Consent Order” ). The Board noted that the temporary order was granted effective as of the date of the Consent Order. The Board also noted various representations by DIMA to the Board relating to the Consent Order, including that the conduct giving rise to the Consent Order (unintentional conduct that resulted from a system outage that prevented Deutsche Bank AG from reporting data in accordance with applicable CFTC requirements for five days in April 2016) did not involve
DWS Tax-Exempt Money Fund	| 45

any DWS Fund or services DIMA and its affiliates provide to the DWS Funds, that DIMA and its personnel had no involvement in the alleged conduct giving rise to the Consent Order, and that the DWS Funds would not bear any financial impact or costs relating to the Consent Order.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
46 |	DWS Tax-Exempt Money Fund

Board Members and Officers
The following table presents certain information regarding the Board Members and Officers of the Trust/Corporation. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust/Corporation. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period.
The Board Members may also serve in similar capacities with other funds in the fund complex. The number of funds in the DWS fund complex shown in the table below includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor.
Independent Board Members

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); former Chairman, National Association of Small Business Investment Companies; former Directorships: ICI Mutual Insurance Company; BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds)	72	—
DWS Tax-Exempt Money Fund	| 47

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and Chairman of the Board, Healthways, Inc.[2] (population wellbeing and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc.; Oak Brook Bank; Portland General Electric[2] (utility company (2003–2021); and Prisma Energy International. Not-for-Profit Director/Trustee: Palm Beach Civic Association; Window to the World Communications (public media); Life Director of Harris Theater for Music and Dance (Chicago); Life Director of Hubbard Street Dance Chicago; former Not-for-Profit Directorships: Public Radio International	72	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Advisory Board and former Executive Fellow, Hoffman Center for Business Ethics, Bentley University; formerly: Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988). Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	72	—
48 |	DWS Tax-Exempt Money Fund

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor of Finance, The Wharton School, University of Pennsylvania (since July 1972); Director, The Wharton Financial Institutions Center (1994–2020); formerly: Vice Dean and Director, Wharton Undergraduate Division (1995–2000) and Director, The Lauder Institute of International Management Studies (2000–2006); Member FDIC Systemic Risk Advisory Committee since 2011, member Systemic Risk Council since 2012 and member of the Advisory Board at the Yale Program on Financial Stability since 2013; Formerly Co-Chair of the Shadow Financial Regulatory Committee (2003–2015), Executive Director of The Financial Economists Roundtable (2008–2015), Director of The Thai Capital Fund (2007–2013), Director of The Aberdeen Singapore Fund (2007–2018), and Nonexecutive Director of Barclays Bank DE (2010–2018)	72	Director, Aberdeen Japan Fund (since 2007)
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); formerly: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	72	—
Rebecca W. Rimel (1951) Board Member since 1995	Senior Advisor, The Pew Charitable Trusts (charitable organization) (since July 2020); Director, The Bridgespan Group (nonprofit organization) (since October 2020); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012); President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–2020)	72	Director, Becton Dickinson and Company[2] (medical technology company) (2012–present); Director, BioTelemetry Inc.[2] (acquired by Royal Philips in 2021) (health care) (2009–present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	72	—
DWS Tax-Exempt Money Fund	| 49

Officers3

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[4]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[5] (1974) President and Chief Executive Officer, 2017–present	Fund Administration (Head since 2017), DWS; Secretary, DWS USA Corporation (2018–present); Assistant Secretary, DWS Distributors, Inc. (2018–present); Director and Vice President, DWS Service Company (2018–present); Assistant Secretary, DWS Investment Management Americas, Inc. (2018–present); Director and President, DB Investment Managers, Inc. (2018–present); President and Chief Executive Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2017–present); formerly: Vice President for the Deutsche funds (2016–2017); Assistant Secretary for the DWS funds (2013–2019); Assistant Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2013–2020); Directorships: Interested Director, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since June 25, 2020); ICI Mutual Insurance Company (since October 16, 2020); and Episcopalian Charities of New York (2018–present)
John Millette[6] (1962) Vice President and Secretary, 1999–present	Legal (Associate General Counsel), DWS; Chief Legal Officer, DWS Investment Management Americas, Inc. (2015–present); Director and Vice President, DWS Trust Company (2016–present); Secretary, DBX ETF Trust (2020–present); Vice President, DBX Advisors LLC (2021–present); Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. 2011–present); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017); and Assistant Secretary, DBX ETF Trust (2019–2020)
Ciara Crawford[7] (1984) Assistant Secretary, (2019–present)	Fund Administration (Specialist), DWS (2015–present); previously, Legal Assistant at Accelerated Tax Solutions.
Diane Kenneally[6] (1966) Chief Financial Officer and Treasurer, 2018–present	Fund Administration Treasurer’s Office (Co-Head since 2018), DWS; Treasurer, Chief Financial Officer and Controller, DBX ETF Trust (2019–present); Treasurer and Chief Financial Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present); formerly: Assistant Treasurer for the DWS funds (2007–2018)
Paul Antosca[6] (1957) Assistant Treasurer, 2007–present	Fund Administration Tax (Head), DWS; and Assistant Treasurer, DBX ETF Trust (2019–present)
Sheila Cadogan[6] (1966) Assistant Treasurer, 2017–present	Fund Administration Treasurer’s Office (Co-Head since 2018), DWS; Director and Vice President, DWS Trust Company (2018–present); Assistant Treasurer, DBX ETF Trust (2019–present); Assistant Treasurer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present)
Scott D. Hogan[6] (1970) Chief Compliance Officer, 2016–present	Anti-Financial Crime & Compliance US (Senior Team Lead), DWS; Chief Compliance Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2016–present)
50 |	DWS Tax-Exempt Money Fund

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[4]	Business Experience and Directorships During the Past Five Years
Caroline Pearson[6] (1962) Chief Legal Officer, 2010–present	Legal (Senior Team Lead), DWS; Assistant Secretary, DBX ETF Trust (2020–present); Chief Legal Officer, DBX Advisors LLC and DBX Strategic Advisors LLC (2020–present); Chief Legal Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2012–present); formerly: Secretary, Deutsche AM Distributors, Inc. (2002–2017); and Secretary, Deutsche AM Service Company (2010–2017)
Michelle Goveia-Pine[5] (1970) Interim Anti-Money Laundering Compliance Officer, since July 10, 2020	Anti-Financial Crime & Compliance US (Regional Head), DWS; Interim AML Officer, DWS Trust Company (since July 28, 2020); Interim AML Officer, DBX ETF Trust (since July 9, 2020); Interim AML Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since July 24, 2020)
[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.
[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
[3]	As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.
[4]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.
[5]	Address: 875 Third Avenue, New York, NY 10022.
[6]	Address: 100 Summer Street, Boston, MA 02110.
[7]	Address: 5022 Gate Parkway, Suite 400, Jacksonville, FL 32256.
Certain officers hold similar positions for other investment companies for which DIMA or an affiliate serves as the Advisor.
The Fund’s Statement of Additional Information (“SAI” ) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.
DWS Tax-Exempt Money Fund	| 51

222 South Riverside Plaza
Chicago, IL 60606-5808
DTEMF-2
(R-027590-10 6/21)

April 30, 2021
Annual Report
to Shareholders
DWS Tax-Exempt Portfolio
Tax-Free Investment Class

Contents
4	Portfolio Management Review
9	Portfolio Summary
10	Investment Portfolio
23	Statement of Assets and Liabilities
25	Statement of Operations
26	Statements of Changes in Net Assets
27	Financial Highlights
28	Notes to Financial Statements
37	Report of Independent Registered Public Accounting Firm
39	Information About Your Fund’s Expenses
40	Tax Information
41	Other Information
42	Advisory Agreement Board Considerations and Fee Evaluation
47	Board Members and Officers
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2 |	Tax-Free Investment Class

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.
War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.
Tax-Free Investment Class	| 3

Portfolio Management Review	(Unaudited)
Market Overview
All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. Yields fluctuate and are not guaranteed.
Over the past 12 months ended April 30, 2021, yields across the money market yield curve fluctuated based on the status of the U.S. economy, evolving U.S. Federal Reserve (Fed) statements and actions, federal, state and local responses to the coronavirus pandemic, and investor sentiment regarding the November 2020 election.
In response to severe economic disruptions from the onset of the COVID-19 pandemic in the first quarter of 2020, the Fed had enacted a series of measures to gradually restore liquidity to the money markets and boost confidence in financial markets overall. The Fed cut short-term rates by 1.5 percentage points, re-initiated quantitative easing through significant purchases of Treasury, agency, mortgage and high yield securities, restarted liquidity facilities that had been effective in boosting market liquidity during the 2008 financial crisis, and added new facilities. On the fiscal side, Congress began its stimulus efforts by passing a $2.3 trillion aid package that included direct payments to individuals, enhanced unemployment benefits and loans to small businesses. These actions helped to stabilize equity markets and boost investor confidence. Liquidity within the money markets, which initially had been significantly disrupted by the pandemic, was aided to a tremendous degree by these monetary and fiscal measures. As a result, by the end of April 2020 money markets had largely normalized.
The U.S. economy attempted to restart during May 2020 as some states began to emerge from lockdowns, consumer spending picked up, and job gains were registered following massive declines in employment during the preceding months. However, most other U.S. economic data remained at reduced levels, as second-quarter 2020 GDP experienced its worst three-month contraction in U.S. history. As investor sentiment became tied to how well COVID-19 could be contained until the implementation of effective vaccines, June and July saw a number of
4 |	Tax-Free Investment Class

setbacks, as several states were forced to freeze or reverse re-openings because of local coronavirus outbreaks.
During early fall 2020 through the end of last year, investors anxiously awaited the outcome of the U.S. election, witnessed significant political disruptions, and waited to see whether Congress and the previous Administration could agree on another stimulus package. A relief package, though smaller than anticipated, finally was approved near the end of last year.
"We continue to apply what we believe to be a careful approach to investing on behalf of the Fund and to seek competitive yield for our shareholders.”
Coming into 2021, investors welcomed the resolution of the presidential election as well as the passage of an additional $900 billion fiscal package on January 12, and financial markets assumed a “risk on”  posture. In light of the fiscal stimulus and the Fed’s strong monetary support, short-term rates declined significantly during the first quarter of 2021. In addition, the U.S. Treasury’s recent decision to reduce the volume of Treasury bills outstanding also exerted downward pressure on short-term rates. By the end of the 12-month period, money market rates had approached their lowest levels since the 2008 financial crisis.
As of April 30, 2021, yields of one-month, six-month and one-year Treasury bills were 0.01%, 0.03% and 0.05%, respectively, versus 0.10%, 0.11% and 0.16%, respectively, as of April 30, 2020 (source: U.S. Department of the Treasury).
Positive Contributors to Fund Performance
DWS Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.
For the DWS Tax Exempt Portfolio, we sought to achieve an attractive yield by implementing a strategic balance of short liquidity instruments, as well as longer-term products. Given a relatively flat tax-exempt money market yield curve during much of the period, the Tax-Exempt Portfolio maintained
Tax-Free Investment Class	| 5

a significant overweight in floating rate VRDNs (Variable Rate Demand Notes) in light of our expectations that during the second half of 2021 short-term tax-exempt rates could move somewhat higher. (The interest rate of variable rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.)
Negative Contributors to Fund Performance
During the 12-month period, the securities that the Fund invested in had shorter maturities with generally lower yields, rather than longer maturities with generally higher yields, which carry more interest rate risk. In the end, this cost the Fund some yield, but we believe that this represented a prudent approach to preserving principal.
Outlook and Positioning
At present, the Fed is continuing its extremely accommodative monetary stance. The U.S. central bank recently stated its intention to maintain a near-zero federal funds rate at least through 2022 as well as an aggressive quantitative easing program, as it attempts to aid the economy generally and the travel and hospitality segments in particular. In addition, with approximately $5 trillion in fiscal stimulus now circulating through the U.S. economy, and the possibility for additional stimulus from the Biden administration’s infrastructure proposals, we look for economic growth to accelerate in the second half of this year, and for eventual increases in money market rates from an anticipated rebound in short-term agency and Treasury security supply.
We continue our insistence on what we believe to be the highest credit quality within the Fund. We also plan to maintain what we believe to be our conservative investment strategies and standards under the current market conditions. We continue to apply what we believe to be a careful approach to investing on behalf of the Fund and to seek competitive yield for our shareholders.
6 |	Tax-Free Investment Class

Fund Performance (as of April 30, 2021)
Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
7-Day Current Yield
Tax-Free Investment Class	0.01%*
Equivalent Taxable Yield	0.02%**
*	The 7-Day Current Yield would have been –0.52% had certain expenses not been reduced.
**	The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the DWS Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 40.8%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.
Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. For the most current yield information, visit our Web site at dws.com.
Portfolio Management Team
A group of investment professionals is responsible for the day-to-day management of the Fund. These investment professionals have a broad range of experience managing money market funds.
The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.
Terms to Know
Gross domestic product (GDP) is the monetary value of goods and services produced within a country’s borders in a specific time frame.
The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.
Floating-rate securities are debt instruments with floating-rate coupons that generally reset every 30 to 90 days. While floating-rate securities are senior to equity and fixed-
Tax-Free Investment Class	| 7

income securities, there is no guaranteed return of principal in case of default. Floating- rate issues often have less interest-rate risk than other fixed-income investments.
Floating-rate securities are most often secured assets, generally senior to a company’s secured debt, and can be transferred to debt holders, resulting in potential downside risk.
8 |	Tax-Free Investment Class

Portfolio Summary	(Unaudited)
DWS Tax-Exempt Portfolio
Asset Allocation (As a % of Investment Portfolio)	4/30/21	4/30/20
Municipal Investments
Municipal Variable Rate Demand Notes	72%	67%
Tax-Exempt Commercial Paper	10%	12%
Municipal Floating-Rate Notes	5%	8%
Municipal Bonds and Notes	2%	4%
Preferred Shares of Closed-End Investment Companies	11%	9%
	100%	100%
Weighted Average Maturity	4/30/21	4/30/20
Cash Account Trust — DWS Tax-Exempt Portfolio	8 days	18 days
iMoneyNet Money Fund Average™ — Tax-Free National Retail*	20 days	21 days
*	The Fund is compared to its respective iMoneyNet Money Fund Average category: Tax-Free National Retail — Category includes retail funds that invest in obligations of tax-exempt entities, including state and municipal authorities.
Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 10. A quarterly Fact Sheet is available on dws.com or upon request.
Tax-Free Investment Class	| 9

Investment Portfolio	as of April 30, 2021
	Principal Amount ($)	Value ($)
Municipal Investments 88.9%
Alaska 0.1%
Alaska, State Housing Finance Corp., Capital Project, Series C, 0.06% (a), 5/7/2021	260,000	260,000
Arizona 0.5%
Arizona, Industrial Development Authority, Hospital Revenue, Phoenix Children’s Hospital, Series A, 0.03% (a), 5/3/2021, LOC: JPMorgan Chase Bank NA	1,160,000	1,160,000
California 15.6%
California, ABAG Finance Authority For Nonprofit Corp., Sharp Healthcare Obligated Group, Series A, 0.05% (a), 5/7/2021, LOC: Bank of America NA	150,000	150,000
California, East Bay Municipal Utility District:
Series A-1, TECP, 0.09%, 5/3/2021	5,000,000	5,000,000
Series A-2, TECP, 0.1%, 6/3/2021	5,000,000	5,000,000
California, Metropolitan Water District of Southern California:
Series D, MUNIPSA + 0.250%, 0.31% (b), Mandatory Put 6/21/2021@100, 7/1/2037	5,000,000	5,000,000
Series E, MUNIPSA + 0.250%, 0.31% (b), Mandatory Put 6/21/2021@100, 7/1/2037	5,000,000	5,000,000
California, State Commercial Paper, Series A-2, TECP, 0.12%, 6/2/2021	3,500,000	3,500,000
California, State Department Water Resources Revenue, Series 1, TECP, 0.09%, 5/4/2021	2,700,000	2,699,991
California, State General Obligation, Series 2019-MIZ9003, 144A, 0.26% (a), 5/7/2021, LIQ: Mizuho Bank Ltd., LOC: Mizuho Bank Ltd.	5,665,000	5,665,000
California, State Statewide Communities Development Authority, Multi-Family Housing Foxwood Apartments, Series J, 0.05% (a), 5/7/2021, LOC: Wells Fargo Bank NA	1,150,000	1,150,000
Riverside County, CA, Asset Leasing Corp., Leashold Revenue, Southwest Justice Center, Series A, 0.06% (a), 5/7/2021, INS: AGMC, LOC: Wells Fargo Bank NA	380,000	380,000
San Bernardino County, CA, Flood Control District Judgment Obligation, 0.1% (a), 5/7/2021, LOC: Bank of America NA	655,000	655,000
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Series B, 0.05% (a), 5/7/2021, LOC: Barclays Bank PLC	400,000	400,000
		34,599,991
The accompanying notes are an integral part of the financial statements.
10 |	Tax-Free Investment Class

	Principal Amount ($)	Value ($)
Colorado 0.5%
Colorado, State Health Facilities Authority Revenue, Children’s Hospital, Series B, 0.07% (a), 5/7/2021, LOC: TD Bank NA	600,000	600,000
Colorado, State Housing & Finance Authority, Series I - AA2, 0.07% (a), 5/7/2021, LOC: Sumitomo Mitsui Banking	475,000	475,000
		1,075,000
Connecticut 0.5%
Connecticut, Tender Option Bond Trust Receipts, Series 2018-XG0204, 144A, 0.09% (a), 5/7/2021, LIQ: Barclays Bank PLC	1,135,000	1,135,000
Delaware 0.6%
Delaware, State Economic Development Authority Revenue, YMCA State Project, 0.08% (a), 5/7/2021, LOC: PNC Bank NA	1,270,000	1,270,000
Florida 1.9%
Alachua County, FL, Housing Finance Authority, Multi-Family Revenue, Santa Fe Apartments II Project, 0.09% (a), 5/7/2021, LIQ: Fannie Mae, LOC: Fannie Mae	875,000	875,000
Jacksonville, FL, Water & Sewer System Revenue, Series A-2, 0.06% (a), 5/7/2021, LOC: Sumitomo Mitsui Banking	425,000	425,000
Lakeland, FL, Educational Facilities Revenue, Florida Southern College Project, Series B, 0.06% (a), 5/7/2021, LOC: TD Bank NA	315,000	315,000
Orange County, FL, Health Facilities Authority, Nemours Foundation, Series C-2, 0.05% (a), 5/7/2021, LOC: TD Bank NA	500,000	500,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 0.11% (a), 5/7/2021, LOC: Northern Trust Company	1,300,000	1,300,000
Pinellas County, FL, Health Facilities Authority, Suncoast Hospice Project, 0.11% (a), 5/7/2021, LOC: Wells Fargo Bank NA	160,000	160,000
Pinellas County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Booker Creek Apartments, 0.09% (a), 5/7/2021, LOC: Freddie Mac	525,000	525,000
		4,100,000
Georgia 4.3%
Georgia, Municipal Electric Authority, Series B, 0.07% (a), 5/7/2021, LOC: PNC Bank NA	1,000,000	1,000,000
Georgia, Tender Option Bond Trust Receipts, Series 2018-XF0709, 144A, 0.16% (a), 5/7/2021, LIQ: JP Morgan Chase Bank NA	6,800,000	6,800,000
The accompanying notes are an integral part of the financial statements.
Tax-Free Investment Class	| 11

	Principal Amount ($)	Value ($)
Monroe County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp., Series B, 0.08% (a), 5/7/2021, LOC: JPMorgan Chase Bank NA	1,235,000	1,235,000
Valdosta-Lowndes County, GA, Industrial Development Authority, Martins Famous Pastry Shoppe, Inc., Series A, AMT, 0.21% (a), 5/7/2021, LOC: Wells Fargo Bank NA	550,000	550,000
		9,585,000
Illinois 7.7%
Brookfield, IL, Zoo Project, 0.07% (a), 5/7/2021, LOC: Northern Trust Company	900,000	900,000
Galesburg, IL, Knox College Project, 0.3% (a), 5/7/2021, LOC: PNC Bank NA	1,800,000	1,800,000
Illinois, Finance Authority Revenue, Carle Foundation, Series C, 0.05% (a), 5/7/2021, LOC: Northern Trust Company	400,000	400,000
Illinois, Finance Authority Revenue, University of Chicago Medical Center, Series E-1, 0.03% (a), 5/3/2021, LOC: Wells Fargo Bank NA	1,000,000	1,000,000
Illinois, State Development Finance Authority, American College Surgeons, 0.07% (a), 5/7/2021, LOC: Northern Trust Company	682,000	682,000
Illinois, State Development Finance Authority, American Youth Hostels Project, 0.07% (a), 5/7/2021, LOC: BMO Harris Bank NA	615,000	615,000
Illinois, State Development Finance Authority, Ignatius College Project, 0.08% (a), 5/7/2021, LOC: PNC Bank NA	2,000,000	2,000,000
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 0.08% (a), 5/7/2021, LOC: BMO Harris Bank NA	1,700,000	1,700,000
Illinois, State Educational Facilities Authority Revenue, The Adler Planetarium, 0.07% (a), 5/7/2021, LOC: PNC Bank NA	1,550,000	1,550,000
Illinois, State Educational Facilities Authority, Columbia College Chicago, 0.09% (a), 5/7/2021, LOC: BMO Harris Bank NA	485,000	485,000
Illinois, State Finance Authority Revenue, Carle Foundation, Series E, 0.06% (a), 5/7/2021, LOC: JPMorgan Chase Bank NA	395,000	395,000
Illinois, State Finance Authority Revenue, Clearbrook Project, 0.07% (a), 5/7/2021, LOC: BMO Harris Bank NA	1,320,000	1,320,000
Illinois, State Finance Authority Revenue, North Park University Project, 0.06% (a), 5/7/2021, LOC: U.S. Bank NA	1,000,000	1,000,000
The accompanying notes are an integral part of the financial statements.
12 |	Tax-Free Investment Class

	Principal Amount ($)	Value ($)
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co., Project, 0.09% (a), 5/7/2021, LOC: Northern Trust Company	1,950,000	1,950,000
Illinois, State Housing Development Authority, Multi-Family Revenue, Woodlawn Apartments, Series A, 0.09% (a), 5/7/2021, LOC: Freddie Mac	840,000	840,000
University of Illinois, 0.08% (a), 5/7/2021, LOC: JPMorgan Chase Bank NA	420,000	420,000
		17,057,000
Indiana 0.8%
Elkhart County, IN, Multy-Family Revenue, Ashton Pines Apartments, Series A, 0.06% (a), 5/7/2021, LOC: Federal Home Loan Bank	615,000	615,000
St. Joseph County, IN, Economic Development Revenue, Series 2004, 0.1% (a), 5/7/2021, LOC: PNC Bank NA	1,185,000	1,185,000
		1,800,000
Iowa 4.0%
Iowa, Finance Authority, Educational Facility Revenue, Holy Family Catholic School Project, 0.04% (a), 5/3/2021, LOC: U.S. Bank NA	1,500,000	1,500,000
Iowa, State Finance Authority, Economic Development Revenue, Midwestern Disaster Area, Series A, 0.09% (a), 5/7/2021	1,400,000	1,400,000
Iowa, State Finance Authority, Midwestern Disaster Area Revenue, 0.1% (a), 5/7/2021	405,000	405,000
Iowa, State Higher Education Loan Authority Revenue, Loras College, 0.04% (a), 5/3/2021, LOC: Bank of America NA	4,200,000	4,200,000
Iowa, State Higher Education Loan Authority, Private College, Loras College, 0.04% (a), 5/3/2021, LOC: Bank of America NA	1,400,000	1,400,000
		8,905,000
Kansas 0.6%
Kansas, State Development Finance Authority, Health Facilities, University of Kansas Health System, Series J, 0.04% (a), 5/3/2021, LOC: U.S. Bank NA	280,000	280,000
Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 0.21% (a), 5/7/2021, LOC: Svenska Handelsbanken	1,000,000	1,000,000
		1,280,000
The accompanying notes are an integral part of the financial statements.
Tax-Free Investment Class	| 13

	Principal Amount ($)	Value ($)
Kentucky 0.2%
Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., 0.09% (a), 5/7/2021, LOC: Sumitomo Mitsui Banking	300,000	300,000
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare, Inc., Series B, 0.04% (a), 5/3/2021, LOC: PNC Bank NA	150,000	150,000
		450,000
Louisiana 0.5%
Louisiana, Public Facilities Authority Revenue, Christus Health, Series B-1, 0.05% (a), 5/7/2021, LOC: Bank of NY Mellon	570,000	570,000
Louisiana, State Housing Finance Agency Multi-Family Housing Revenue, Reserve Jefferson Crossing, 0.09% (a), 5/7/2021, LOC: Freddie Mac	535,000	535,000
		1,105,000
Maryland 0.9%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health System, Series B, 0.06% (a), 5/7/2021, LOC: Bank of America NA	125,000	125,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 0.08% (a), 5/7/2021, LOC: PNC Bank NA	1,890,000	1,890,000
		2,015,000
Massachusetts 3.1%
Massachusetts, State Bay Transportation Authority, Sales Tax Revenue, Series A-2, 0.06% (a), 5/7/2021, SPA: State Street Bank & Trust Co.	1,180,000	1,180,000
Massachusetts, State Development Finance Agency Revenue, Clark University, 0.05% (a), 5/7/2021, LOC: TD Bank NA	400,000	400,000
Massachusetts, State Health & Educational Facilities Authority Revenue, 0.04% (a), 5/7/2021	1,500,000	1,500,000
Massachusetts, State Water Resources Authority:
Series A-1, 0.07% (a), 5/7/2021, SPA: JP Morgan Chase Bank NA	1,190,000	1,190,000
Series A-2, 0.07% (a), 5/7/2021, SPA: TD Bank NA	100,000	100,000
Series A-3, 0.07% (a), 5/7/2021, SPA: Wells Fargo Bank NA	200,000	200,000
Massachusetts, Tender Option Bond Trust Receipts, Series 2015-XF2203, 144A, 0.07% (a), 5/7/2021, LIQ: Toronto-Dominion Bank	2,300,000	2,300,000
		6,870,000
The accompanying notes are an integral part of the financial statements.
14 |	Tax-Free Investment Class

	Principal Amount ($)	Value ($)
Michigan 5.9%
Kent, MI, Hospital Finance Authority, Spectrum Health System, Series C, 0.05% (a), 5/7/2021, LOC: Bank of NY Mellon	305,000	305,000
Michigan, State Finance Authority Revenue, Hospital Project, Ascension Senior Credit Group, Series E-3, 0.04% (a), 5/7/2021	400,000	400,000
Michigan, State Finance Authority Revenue, Trinity Health Credit Group, Series MI-1, 0.1%, Mandatory Put 6/1/2021 @ 100, 12/1/2034	1,250,000	1,250,000
Michigan, State Housing Development Authority, Single-Family Mortgage Revenue, Series B, AMT, 0.13% (a), 5/7/2021, SPA: Industrial & Commercial Bank of China	8,125,000	8,125,000
Michigan, State University Revenues, Series 2000-A, 0.08% (a), 5/7/2021, SPA: Northern Trust Company	1,100,000	1,100,000
Michigan, University of Michigan General Revenue, Series B, 0.03% (a), 5/3/2021	1,950,000	1,950,000
		13,130,000
Mississippi 0.0%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series F, 0.06% (a), 5/7/2021, GTY: Chevron Corp.	50,000	50,000
Missouri 2.7%
Kansas City, MO, Special Obligation, H. Roe Bartle Convention Center, Series E, 0.07% (a), 5/7/2021, LOC: Sumitomo Mitsui Banking	710,000	710,000
Missouri, Health & Educational Facilities Authority, St Louis University, Series B, 0.04% (a), 5/3/2021, LOC: U.S. Bank NA	550,000	550,000
Missouri, State Health & Educational Facilities Authority Revenue, St Louis University, Series B-1, 0.03% (a), 5/3/2021, LOC: Barclays Bank PLC	950,000	950,000
Missouri, State Health & Educational Facilities Authority, Health Facilities Revenue, Bethesda Health Group, Inc., Series B, 0.04% (a), 5/3/2021, LOC: Bank of America NA	195,000	195,000
Missouri, Tender Option Bond Trust Receipts, Series 2015-XF2198, 144A, 0.08% (a), 5/7/2021, LIQ: Citibank NA	2,660,000	2,660,000
Nodaway County, MO, Industrial Development Authority, Educational Facilities Revenue, North West Foundation, Inc., 0.05% (a), 5/7/2021, LOC: U.S. Bank NA	500,000	500,000
Wright City, MO, Industrial Revenue, WaterLow Process Systems, Inc., AMT, 0.21% (a), 5/7/2021, LOC: Bank of America NA	380,000	380,000
		5,945,000
The accompanying notes are an integral part of the financial statements.
Tax-Free Investment Class	| 15

	Principal Amount ($)	Value ($)
Nebraska 1.0%
Washington County, NE, Industrial Development Revenue, Cargill, Inc., Series B, 0.09% (a), 5/7/2021	2,200,000	2,200,000
Nevada 2.0%
Clark County, NV, Airport Revenue, Series D-2B, 0.06% (a), 5/7/2021, LOC: Barclays Bank PLC	3,500,000	3,500,000
Clark County, NV, Airport Systems Revenue, Series D-3, 0.06% (a), 5/7/2021, LOC: Bank of America NA	995,000	995,000
		4,495,000
New Jersey 1.5%
New Jersey, State Economic Development Authority, Jewish Community Center Project, 0.14% (a), 5/7/2021, LOC: Bank of America NA	2,105,000	2,105,000
New Jersey, State Health Care Facilities Financing Authority Revenue, AHS Hospital Corp., Series C, 0.06% (a), 5/7/2021, LOC: JPMorgan Chase Bank NA	400,000	400,000
New Jersey, State Health Care Facilities Financing Authority Revenue, Virtua Health, Inc.:
Series C, 0.02% (a), 5/3/2021, LOC: JPMorgan Chase Bank NA	775,000	775,000
Series E, 0.03% (a), 5/7/2021, LOC: TD Bank NA	100,000	100,000
		3,380,000
New Mexico 0.5%
New Mexico, State Mortgage Finance Authority, Multi-Family Housing Revenue, Villas de San Ignacio LP, Series A, 0.09% (a), 5/7/2021, LOC: Freddie Mac	1,050,000	1,050,000
New York 5.7%
New York, Metropolitan Transportation Authority Revenue, Series E-1, 0.04% (a), 5/3/2021, LOC: U.S. Bank NA	1,400,000	1,400,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.04% (a), 5/3/2021, LOC: TD Bank NA	395,000	395,000
New York, State Dormitory Authority, Mental Health Services, Series D-2E, 0.06% (a), 5/7/2021, LOC: Royal Bank of Canada	625,000	625,000
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Inc. Project, Series A-3, 0.05% (a), 5/7/2021, LOC: Mizuho Bank Ltd.	300,000	300,000
New York, Triborough Bridge & Tunnel Authority Revenue:
Series B-1, 0.03% (a), 5/3/2021, LOC: Bank of America NA	1,535,000	1,535,000
Series F, 0.03% (a), 5/3/2021, LOC: Citibank NA	415,000	415,000
Series B-4C, 0.04% (a), 5/3/2021, LOC: U.S. Bank NA	300,000	300,000
The accompanying notes are an integral part of the financial statements.
16 |	Tax-Free Investment Class

	Principal Amount ($)	Value ($)
Series A, 0.06% (a), 5/7/2021, LOC: Barclays Bank PLC	800,000	800,000
New York City, NY, Health & Hospital Corp., Health System Revenue, Series B, 0.05% (a), 5/7/2021, LOC: TD Bank NA	175,000	175,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Series F-2, 0.04% (a), 5/3/2021, LOC: Citibank NA	1,855,000	1,855,000
Series F1B, 0.05% (a), 5/7/2021, SPA: U.S. Bank NA	170,000	170,000
Series BB, 0.11% (a), 5/7/2021, SPA: Industrial and Commercial Bank of China	2,645,000	2,645,000
New York, NY, General Obligation:
Series G, 0.03% (a), 5/3/2021, LOC: Mizuho Bank Ltd.	190,000	190,000
Series A-3, 0.04% (a), 5/3/2021, LOC: Mizuho Bank Ltd.	650,000	650,000
Series I-4, 0.04% (a), 5/3/2021, LOC: TD Bank NA	1,055,000	1,055,000
		12,510,000
North Carolina 0.0%
North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 0.13% (a), 5/7/2021, LOC: Branch Banking & Trust	15,000	15,000
Ohio 3.7%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.1% (a), 5/7/2021, LOC: Northern Trust Company	6,900,000	6,900,000
Franklin County, OH, Hospital Facilities Revenue, Health Corp., Series D, 0.06% (a), 5/7/2021, LOC: Northern Trust Company	280,000	280,000
Ohio, Akron Bath Copley Joint Township Hospital District, Concordia Lutheran Obligated Group, Series B, 0.07% (a), 5/7/2021, LOC: BMO Harris Bank NA	1,000,000	1,000,000
		8,180,000
Oklahoma 1.7%
Oklahoma, Tender Option Bond Trust Receipts, Series 2018-XM0708, 144A, AMT, 0.21% (a), 5/7/2021, INS: Build America Mutual, LIQ: JP Morgan Chase Bank NA	3,750,000	3,750,000
Oregon 0.8%
Oregon, State Facilities Authority Revenue, Peacehealth Systems, Series B, 0.04% (a), 5/3/2021, LOC: TD Bank NA	1,800,000	1,800,000
The accompanying notes are an integral part of the financial statements.
Tax-Free Investment Class	| 17

	Principal Amount ($)	Value ($)
Pennsylvania 6.3%
Allegheny County, PA, Hospital Development Authority Revenue, Concordia Lutheran Obligated Group, Series A, 0.07% (a), 5/7/2021, LOC: BMO Harris Bank NA	6,800,000	6,800,000
Lancaster County, PA, Hospital Authority Revenue, Masonic Homes Project, Series D, 0.04% (a), 5/3/2021, LOC: JPMorgan Chase Bank NA	1,050,000	1,050,000
Lancaster County, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 0.07% (a), 5/7/2021, LOC: PNC Bank NA	2,500,000	2,500,000
Lebanon County, PA, Health Facility Authority Revenue, ECC Retirement Village Project, 0.07% (a), 5/7/2021, LOC: PNC Bank NA	590,000	590,000
Pennsylvania, State Economic Development Financing Authority Revenue, Hawley Silk Mill LLC, Recovery Zone Facility, Series A1, 0.12% (a), 5/7/2021, LOC: PNC Bank NA	600,000	600,000
Pennsylvania, State Economic Development Financing Authority, Economic Development Revenue, Kingsley Association Project, 0.12% (a), 5/7/2021, LOC: PNC Bank NA	200,000	200,000
Pennsylvania, Tender Option Bond Trust Receipts, Series 2019-ZF2779, 144A, 0.09% (a), 5/7/2021, LIQ: Barclays Bank PLC	1,500,000	1,500,000
Philadelphia, PA, General Obligation, Series B, 0.05% (a), 5/7/2021, LOC: Barclays Bank PLC	715,000	715,000
		13,955,000
Rhode Island 0.6%
Rhode Island, State Health & Educational Building Corp., Higher Education Facility Revenue, Bryant University, 0.08% (a), 5/7/2021, LOC: TD Bank NA	1,265,000	1,265,000
South Carolina 0.1%
South Carolina, State Jobs Economic Development Authority, Hospital Revenue, Prisma Healthcare Obligated Group, Series B, 0.04% (a), 5/3/2021, LOC: U.S. Bank NA	250,000	250,000
South Dakota 1.3%
South Dakota, State Health & Educational Facilities Authority, Sioux Vy Hospital & Health Revenue, Series B, 0.08% (a), 5/7/2021, LOC: U.S. Bank NA	2,775,000	2,775,000
Tennessee 0.3%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Series B, 0.06% (a), 5/7/2021, LOC: U.S. Bank NA	700,000	700,000
The accompanying notes are an integral part of the financial statements.
18 |	Tax-Free Investment Class

	Principal Amount ($)	Value ($)
Texas 7.7%
Austin, TX, Water & Wastewater Systems Revenue, 0.07% (a), 5/7/2021, LOC: Barclays Bank PLC	1,140,000	1,140,000
Harris County, TX, Hospital District Revenue, 0.07% (a), 5/7/2021, LOC: JPMorgan Chase Bank NA	550,000	550,000
Harris County, TX, State General Obligation:
Series A-1, 0.09%, 5/5/2021	750,000	750,000
Series C, 0.09%, 5/5/2021	650,000	650,000
Series C, TECP, 0.1%, 5/5/2021	1,500,000	1,500,000
Series D, TECP, 0.1%, 5/5/2021	100,000	100,000
Series D, 0.11%, 5/5/2021	2,550,000	2,550,000
Series C, TECP, 0.14%, 6/2/2021	4,000,000	4,000,000
Houston, TX, Utility System Revenue, First Lien, Series B-2, 0.06% (a), 5/7/2021, LOC: Citibank NA	375,000	375,000
Mission, TX, Economic Development Corp., Industrial Development Revenue, CMI Project, 0.21% (a), 5/7/2021, LOC: Wells Fargo Bank NA	340,000	340,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas Project, Series A, 0.04% (a), 5/3/2021, LOC: TD Bank NA	650,000	650,000
Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series C-2, 0.05% (a), 5/7/2021, LOC: Bank of NY Mellon	1,455,000	1,455,000
Texas, Tender Option Bond Trust Receipts, Series 2015-XF2201, 144A, 0.09% (a), 5/7/2021, LIQ: Toronto-Dominion Bank	3,100,000	3,100,000
		17,160,000
Vermont 0.3%
Vermont, State Educational & Health Buildings Financing Agency Revenue, Landmark College Project, Series A, 0.04% (a), 5/3/2021, LOC: TD Bank NA	650,000	650,000
Virginia 0.6%
Loudoun County, VA, Industrial Development Authority, Industrial Development Revenue, Jack Kent Cooke Foundation Project, 0.07% (a), 5/7/2021, LOC: Northern Trust Company	1,125,000	1,125,000
Lynchburg, VA, Economic Development Authority, Hospital Revenue, Centra Health Obligated Group, Series B, 0.05% (a), 5/3/2021, LOC: Truist Bank	100,000	100,000
		1,225,000
The accompanying notes are an integral part of the financial statements.
Tax-Free Investment Class	| 19

	Principal Amount ($)	Value ($)
Washington 0.5%
Washington, State Housing Finance Commission, Combridge Apartments, 0.05% (a), 5/7/2021, LIQ: Fannie Mae, LOC: Fannie Mae	1,175,000	1,175,000
Wisconsin 0.5%
Wisconsin, State Health & Educational Facilities Authority Revenue, Marshfield Clinic Health System, Inc., Series A, 0.04% (a), 5/3/2021, LOC: Barclays Bank PLC	300,000	300,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Wausau Hospital, Series B, 0.07% (a), 5/7/2021, LOC: JPMorgan Chase Bank NA	295,000	295,000
Wisconsin, University Hospitals & Clinics Authority, Series B, 0.06% (a), 5/7/2021, LOC: U.S. Bank NA	275,000	275,000
Wisconsin, Whitewater Community Development Authority, Housing Preservation, 0.07% (a), 5/7/2021, LOC: BMO Harris Bank NA	275,000	275,000
		1,145,000
Other 3.4%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A” , Series M027, 144A, 0.08% (a), 5/7/2021, LIQ: Freddie Mac	2,725,000	2,725,000
“A” , Series M031, 144A, 0.09% (a), 5/7/2021, LIQ: Freddie Mac	2,840,000	2,840,000
“A” , Series M-055, 144A, 1-month USD LIBOR + 0.210%, 0.27% (b), 6/15/2035	2,015,000	2,015,000
		7,580,000
Total Municipal Investments (Cost $197,051,991)		197,051,991
Preferred Shares of Closed-End Investment Companies 10.6%
California
California, Nuveen AMT-Free Quality Municipal Income Fund, Series D, 0.41% (a), 5/7/2021	4,000,000	4,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.15% (a), 5/7/2021, LIQ: Societe Generale	9,500,000	9,500,000
California, Nuveen Municipal Credit Opportunities Fund, 144A, AMT, 0.17% (a), 5/7/2021, LOC: Sumitomo Mitsui Banking	10,000,000	10,000,000
Total Preferred Shares of Closed-End Investment Companies (Cost $23,500,000)		23,500,000

The accompanying notes are an integral part of the financial statements.
20 |	Tax-Free Investment Class

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $220,551,991)	99.5	220,551,991
Other Assets and Liabilities, Net	0.5	1,032,655
Net Assets	100.0	221,584,646
(a)	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of April 30, 2021. Date shown reflects the earlier of demand date or stated maturity date.
(b)	Floating rate security. These securities are shown at their current rate as of April 30, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LIBOR: London Interbank Offered Rate
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper
The accompanying notes are an integral part of the financial statements.
Tax-Free Investment Class	| 21

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$197,051,991	$—	$197,051,991
Preferred Shares of Closed-End Investment Companies	—	23,500,000	—	23,500,000
Total	$ —	$220,551,991	$ —	$220,551,991
(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.
22 |	Tax-Free Investment Class

Statement of Assets and Liabilities
as of April 30, 2021

Assets	DWS Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$ 220,551,991
Cash	98,622
Receivable for investments sold	895,000
Receivable for Fund shares sold	114,710
Interest receivable	34,510
Other assets	73,229
Total assets	221,768,062
Liabilities
Payable for Fund shares redeemed	59,560
Distributions payable	278
Accrued Trustees' fees	2,714
Other accrued expenses and payables	120,864
Total liabilities	183,416
Net assets, at value	$ 221,584,646
Net Assets Consist of
Distributable earnings (loss)	(5,917)
Paid-in capital	221,590,563
Net assets, at value	$ 221,584,646
The accompanying notes are an integral part of the financial statements.
Tax-Free Investment Class	| 23

Statement of Assets and Liabilities as of April 30, 2021 (continued)

Net Asset Value	DWS Tax-Exempt Portfolio
DWS Tax-Exempt Cash Premier Shares
Net Asset Value, offering and redemption price per share ($26,483,291 ÷ 26,459,854 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
DWS Tax-Exempt Money Fund
Net Asset Value, offering and redemption price per share ($108,628,749 ÷ 108,532,699 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
DWS Tax-Free Money Fund Class S
Net Asset Value, offering and redemption price per share ($39,883,927 ÷ 39,848,595 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Service Shares
Net Asset Value, offering and redemption price per share ($4,982,203 ÷ 4,977,794 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Tax-Exempt Cash Managed Shares
Net Asset Value, offering and redemption price per share ($32,080,087 ÷ 32,051,698 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Tax-Free Investment Class
Net Asset Value, offering and redemption price per share ($9,526,389 ÷ 9,517,963 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
The accompanying notes are an integral part of the financial statements.
24 |	Tax-Free Investment Class

Statement of Operations
for the year ended April 30, 2021

Investment Income	DWS Tax-Exempt Portfolio
Income:
Interest	$ 534,481
Expenses:
Management fee	211,419
Administration fee	254,647
Services to shareholders	135,866
Distribution and service fees	105,230
Custodian fee	4,442
Professional fees	59,729
Reports to shareholders	85,220
Registration fees	114,113
Trustees' fees and expenses	10,029
Other	60,449
Total expenses before expense reductions	1,041,144
Expense reductions	(577,577)
Total expenses after expense reductions	463,567
Net investment income	70,914
Net realized gain (loss) from investments	(440)
Net increase (decrease) in net assets resulting from operations	$ 70,474
The accompanying notes are an integral part of the financial statements.
Tax-Free Investment Class	| 25

Statements of Changes in Net Assets
DWS Tax-Exempt Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2021	2020
Operations:
Net investment income	$ 70,914	$ 3,229,599
Net realized gain (loss)	(440)	10,295
Net increase (decrease) in net assets resulting from operations	70,474	3,239,894
Distributions to shareholders:
DWS Tax-Exempt Cash Premier Shares	(19,453)	(624,839)
DWS Tax-Exempt Money Fund	(35,797)	(1,488,005)
DWS Tax-Free Money Fund Class S	(11,107)	(559,792)
Service Shares	(520)	(54,983)
Tax-Exempt Cash Managed Shares	(3,121)	(447,762)
Tax-Free Investment Class	(914)	(54,218)
Total distributions	(70,912)	(3,229,599)
Fund share transactions:
Proceeds from shares sold	253,602,023	242,684,916
Reinvestment of distributions	65,255	2,627,334
Payments for shares redeemed	(273,752,177)	(295,201,755)
Net increase (decrease) in net assets from Fund share transactions	(20,084,899)	(49,889,505)
Increase (decrease) in net assets	(20,085,337)	(49,879,210)
Net assets at beginning of period	241,669,983	291,549,193
Net assets at end of period	$ 221,584,646	$ 241,669,983
The accompanying notes are an integral part of the financial statements.
26 |	Tax-Free Investment Class

Financial Highlights
DWS Tax-Exempt Portfolio — Tax-Free Investment Class
	Years Ended April 30,
	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.000 *	.009	.010	.004	.001
Net realized gain (loss)	(.000) *	.000 *	.000 *	.000 *	(.000) *
Total from Investment Operations	.000 *	.009	.010	.004	.001
Less distributions from:
Net investment income	(.000) *	(.009)	(.010)	(.004)	(.001)
Net realized gains	—	—	—	—	(.000) *
Total distributions	(.000) *	(.009)	(.010)	(.004)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	.01	.88	.96	.45	.13
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	10	7	6	6	9
Ratio of expenses before expense reductions (%)	.71	.72	.74	.72	.66
Ratio of expenses after expense reductions (%)	.19	.59	.59	.63	.49
Ratio of net investment income (%)	.01	.86	.96	.39	.02
[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
The accompanying notes are an integral part of the financial statements.
Tax-Free Investment Class	| 27

Notes to Financial Statements
A.	Organization and Significant Accounting Policies
Cash Account Trust (the “Trust” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Trust offers two funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. These financial statements report on DWS Tax-Exempt Portfolio (the “Fund” ).
DWS Tax-Exempt Portfolio offers six classes of shares: DWS Tax-Exempt Cash Premier Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. The Fund may impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
The financial highlights for all classes of shares, other than Tax-Free Investment Class, are provided separately and are available upon request.
The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level
28 |	Tax-Free Investment Class

assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.
At April 30, 2021, the Fund had net tax basis capital loss carryforwards of approximately $6,000 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
The Fund has reviewed the tax positions for the open tax years as of April 30, 2021 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.
At April 30, 2021, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
DWS Tax-Exempt Portfolio:
Capital loss carryforwards	$ (6,000)
At April 30, 2021, DWS Tax-Exempt Portfolio had an aggregate cost of investments for federal income tax purposes was $220,551,991.
Tax-Free Investment Class	| 29

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended April 30,
Portfolio	2021	2020
DWS Tax-Exempt Portfolio:
Distributions from tax-exempt income	$ 70,912	$ 3,229,599
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.
B.	Related Parties
Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%
30 |	Tax-Free Investment Class

Accordingly, for the year ended April 30, 2021, the fee pursuant to the Investment Management Agreement on DWS Tax-Exempt Portfolio was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.08% of the Fund’s average daily net assets.
For the period from May 1, 2020 through September 30, 2021, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Tax-Free Investment Class to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.72%.
In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Tax-Free Investment Class Shares.
In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ annual reports that are provided separately and are available upon request.
For the year ended April 30, 2021, fees waived and/or expenses reimbursed for each class are as follows:
DWS Tax-Exempt Cash Premier Shares	$ 97,945
DWS Tax-Exempt Money Fund	195,078
DWS Tax-Free Money Fund Class S	93,730
Service Shares	51,213
Tax-Exempt Cash Managed Shares	91,392
Tax-Free Investment Class	48,219
$ 577,577
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2021, the Administration Fee was as follows:
Fund	Administration Fee	Unpaid at April 30, 2021
DWS Tax-Exempt Portfolio	$254,647	$17,857
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement
Tax-Free Investment Class	| 31

between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2021, the amounts charged to the Fund by DSC were as follows:
DWS Tax-Exempt Portfolio:	Total Aggregated	Unpaid at April 30, 2021
DWS Tax-Exempt Cash Premier Shares	$ 12,396	$ 2,134
DWS Tax-Exempt Money Fund	35,899	6,147
DWS Tax-Free Money Fund Class S	31,384	5,293
Service Shares	13,114	137
Tax-Exempt Cash Managed Shares	8,817	904
Tax-Free Investment Class	7,016	1,283
	$ 108,626	$ 15,898
In addition, for the year ended April 30, 2021, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
DWS Tax-Exempt Money Fund	$ —
DWS Tax-Free Money Fund Class S	1,727
$ 1,727
Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ), calculated as a percentage of average daily net assets for the shares listed in the following table.
For the year ended April 30, 2021, the Distribution Fee was as follows:
DWS Tax-Exempt Portfolio:	Distribution Fee	Unpaid at April 30, 2021	Annual Rate	Contractual Rate
Service Shares	$ 31,213	$ 2,299.60%		.60%
Tax-Free Investment Class	23,004	1,933.25%		.25%
	$ 54,217	$ 4,232
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.
32 |	Tax-Free Investment Class

For the year ended April 30, 2021, the Service Fee was as follows:
DWS Tax-Exempt Portfolio:	Service Fee	Unpaid at April 30, 2021	Annual Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$ 44,572	$ 3,952.15%		.15%
Tax-Free Investment Class	6,441	541.07%		.07%
	$ 51,013	$ 4,493
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the year ended April 30, 2021, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  was as follows:
Fund	Total Aggregated	Unpaid at April 30, 2021
DWS Tax-Exempt Portfolio	$7,500	$1,293
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the year ended April 30, 2021, the Fund engaged in securities purchases of $167,547,000 and securities sales of $249,097,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.
C.	Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2021.
Tax-Free Investment Class	| 33

D.	Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
DWS Tax-Exempt Portfolio
	Year Ended April 30, 2021		Year Ended April 30, 2020
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Tax-Exempt Cash Premier Shares	77,766,770	$ 77,766,770	41,862,423	$ 41,862,423
DWS Tax-Exempt Money Fund	24,747,256	24,747,256	25,715,447	25,715,447
DWS Tax-Free Money Fund Class S	6,026,999	6,026,999	11,739,197	11,739,197
Service Shares	58,224,291	58,224,291	33,023,031	33,023,031
Tax-Exempt Cash Managed Shares	77,980,751	77,980,751	118,617,749	118,617,749
Tax-Free Investment Class	8,847,306	8,847,306	11,693,258	11,693,258
Account maintenance fees	—	8,650	—	33,811
		$ 253,602,023		$ 242,684,916
Shares issued to shareholders in reinvestment of distributions
DWS Tax-Exempt Cash Premier Shares	17,890	$ 17,890	530,544	$ 530,544
DWS Tax-Exempt Money Fund	35,351	35,351	1,463,011	1,463,011
DWS Tax-Free Money Fund Class S	10,583	10,583	527,080	527,080
Service Shares	510	510	52,042	52,042
Tax-Exempt Cash Managed Shares	12	12	1,388	1,388
Tax-Free Investment Class	909	909	53,269	53,269
		$ 65,255		$ 2,627,334
34 |	Tax-Free Investment Class

	Year Ended April 30, 2021		Year Ended April 30, 2020
	Shares	Dollars	Shares	Dollars
Shares redeemed
DWS Tax-Exempt Cash Premier Shares	(85,934,445)	$ (85,934,445)	(57,237,476)	$ (57,237,476)
DWS Tax-Exempt Money Fund	(33,031,135)	(33,031,135)	(34,688,889)	(34,688,889)
DWS Tax-Free Money Fund Class S	(14,888,349)	(14,888,349)	(15,200,338)	(15,200,338)
Service Shares	(55,943,158)	(55,943,158)	(44,213,765)	(44,213,765)
Tax-Exempt Cash Managed Shares	(77,657,029)	(77,657,029)	(132,627,792)	(132,627,792)
Tax-Free Investment Class	(6,298,061)	(6,298,061)	(11,233,495)	(11,233,495)
		$ (273,752,177)		$ (295,201,755)
Net increase (decrease)
DWS Tax-Exempt Cash Premier Shares	(8,149,785)	$ (8,149,785)	(14,844,509)	$ (14,844,509)
DWS Tax-Exempt Money Fund	(8,248,528)	(8,248,528)	(7,510,431)	(7,510,431)
DWS Tax-Free Money Fund Class S	(8,850,767)	(8,850,767)	(2,934,061)	(2,934,061)
Service Shares	2,281,643	2,281,643	(11,138,692)	(11,138,692)
Tax-Exempt Cash Managed Shares	323,734	323,734	(14,008,655)	(14,008,655)
Tax-Free Investment Class	2,550,154	2,550,154	513,032	513,032
Account maintenance fees	—	8,650	—	33,811
		$ (20,084,899)		$ (49,889,505)
E.	Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low interest rates, the Fund’s yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level
Tax-Free Investment Class	| 35

of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.
F.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity and increased government activity. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.
36 |	Tax-Free Investment Class

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Cash Account Trust and Shareholders of DWS Tax-Exempt Portfolio:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Tax Exempt Portfolio (the “Fund” ) (one of the funds constituting Cash Account Trust) (the “Trust” ), including the investment portfolio, as of April 30, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Cash Account Trust) at April 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud,
Tax-Free Investment Class	| 37

and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2021, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
June 24, 2021
38 |	Tax-Free Investment Class

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the Tax-Free Investment Class. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2020 to April 30, 2021).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
Tax-Free Investment Class	| 39

Expenses and Value of a $1,000 Investment
for the six months ended April 30, 2021 (Unaudited)

Actual Fund Return	Tax-Free Investment Class
Beginning Account Value 11/1/20	$1,000.00
Ending Account Value 4/30/21	$1,000.05
Expenses Paid per $1,000*	$ .69
Hypothetical 5% Fund Return
Beginning Account Value 11/1/20	$1,000.00
Ending Account Value 4/30/21	$1,024.10
Expenses Paid per $1,000*	$ .70
*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratio	Tax-Free Investment Class
DWS Tax-Exempt Portfolio	.14%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
Tax Information	(Unaudited)
Of the dividends paid from net investment income for the taxable year ended April 30, 2021, 100% are designated as exempt interest dividends for federal income tax purposes.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.
40 |	Tax-Free Investment Class

Other Information
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings
Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.
Tax-Free Investment Class	| 41

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Tax-Exempt Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2020.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s
42 |	Tax-Free Investment Class

shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2019, the Fund’s performance (DWS Tax-Exempt Cash Premier Shares) was in the 1st quartile, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment
Tax-Free Investment Class	| 43

advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2019). The Board noted that, effective March 1, 2020, the fee paid to DIMA under the Fund’s administrative services agreement was reduced to 0.097%. Based on Broadridge data provided as of December 31, 2019, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares (4th quartile), DWS Tax-Exempt Cash Premier Shares (3rd quartile), Tax-Free Investment Class shares (4th quartile), Tax-Exempt Cash Managed Shares (4th quartile), DWS Tax-Exempt Money Fund shares (3rd quartile) and DWS Tax-Free Money Fund Class S shares (4th quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the
44 |	Tax-Free Investment Class

profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft- dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
The Board also considered that on September 24, 2020, the SEC granted a temporary order permitting DIMA and its affiliates to continue providing investment advisory and underwriting services to the DWS Funds notwithstanding a consent order entered into by Deutsche Bank AG on June 17, 2020 (the “Consent Order” ). The Board noted that the temporary order was granted effective as of the date of the Consent Order. The Board also noted various representations by DIMA to the Board relating to the Consent Order, including that the conduct giving rise to the Consent Order (unintentional conduct that resulted from a system outage that prevented Deutsche Bank AG from reporting data in accordance with applicable CFTC requirements for five days in April 2016) did not involve
Tax-Free Investment Class	| 45

any DWS Fund or services DIMA and its affiliates provide to the DWS Funds, that DIMA and its personnel had no involvement in the alleged conduct giving rise to the Consent Order, and that the DWS Funds would not bear any financial impact or costs relating to the Consent Order.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
46 |	Tax-Free Investment Class

Board Members and Officers
The following table presents certain information regarding the Board Members and Officers of the Trust/Corporation. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust/Corporation. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period.
The Board Members may also serve in similar capacities with other funds in the fund complex. The number of funds in the DWS fund complex shown in the table below includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor.
Independent Board Members

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); former Chairman, National Association of Small Business Investment Companies; former Directorships: ICI Mutual Insurance Company; BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds)	72	—
Tax-Free Investment Class	| 47

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and Chairman of the Board, Healthways, Inc.[2] (population wellbeing and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc.; Oak Brook Bank; Portland General Electric[2] (utility company (2003–2021); and Prisma Energy International. Not-for-Profit Director/Trustee: Palm Beach Civic Association; Window to the World Communications (public media); Life Director of Harris Theater for Music and Dance (Chicago); Life Director of Hubbard Street Dance Chicago; former Not-for-Profit Directorships: Public Radio International	72	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Advisory Board and former Executive Fellow, Hoffman Center for Business Ethics, Bentley University; formerly: Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988). Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	72	—
48 |	Tax-Free Investment Class

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor of Finance, The Wharton School, University of Pennsylvania (since July 1972); Director, The Wharton Financial Institutions Center (1994–2020); formerly: Vice Dean and Director, Wharton Undergraduate Division (1995–2000) and Director, The Lauder Institute of International Management Studies (2000–2006); Member FDIC Systemic Risk Advisory Committee since 2011, member Systemic Risk Council since 2012 and member of the Advisory Board at the Yale Program on Financial Stability since 2013; Formerly Co-Chair of the Shadow Financial Regulatory Committee (2003–2015), Executive Director of The Financial Economists Roundtable (2008–2015), Director of The Thai Capital Fund (2007–2013), Director of The Aberdeen Singapore Fund (2007–2018), and Nonexecutive Director of Barclays Bank DE (2010–2018)	72	Director, Aberdeen Japan Fund (since 2007)
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); formerly: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	72	—
Rebecca W. Rimel (1951) Board Member since 1995	Senior Advisor, The Pew Charitable Trusts (charitable organization) (since July 2020); Director, The Bridgespan Group (nonprofit organization) (since October 2020); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012); President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–2020)	72	Director, Becton Dickinson and Company[2] (medical technology company) (2012–present); Director, BioTelemetry Inc.[2] (acquired by Royal Philips in 2021) (health care) (2009–present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	72	—
Tax-Free Investment Class	| 49

Officers3

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[4]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[5] (1974) President and Chief Executive Officer, 2017–present	Fund Administration (Head since 2017), DWS; Secretary, DWS USA Corporation (2018–present); Assistant Secretary, DWS Distributors, Inc. (2018–present); Director and Vice President, DWS Service Company (2018–present); Assistant Secretary, DWS Investment Management Americas, Inc. (2018–present); Director and President, DB Investment Managers, Inc. (2018–present); President and Chief Executive Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2017–present); formerly: Vice President for the Deutsche funds (2016–2017); Assistant Secretary for the DWS funds (2013–2019); Assistant Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2013–2020); Directorships: Interested Director, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since June 25, 2020); ICI Mutual Insurance Company (since October 16, 2020); and Episcopalian Charities of New York (2018–present)
John Millette[6] (1962) Vice President and Secretary, 1999–present	Legal (Associate General Counsel), DWS; Chief Legal Officer, DWS Investment Management Americas, Inc. (2015–present); Director and Vice President, DWS Trust Company (2016–present); Secretary, DBX ETF Trust (2020–present); Vice President, DBX Advisors LLC (2021–present); Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. 2011–present); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017); and Assistant Secretary, DBX ETF Trust (2019–2020)
Ciara Crawford[7] (1984) Assistant Secretary, (2019–present)	Fund Administration (Specialist), DWS (2015–present); previously, Legal Assistant at Accelerated Tax Solutions.
Diane Kenneally[6] (1966) Chief Financial Officer and Treasurer, 2018–present	Fund Administration Treasurer’s Office (Co-Head since 2018), DWS; Treasurer, Chief Financial Officer and Controller, DBX ETF Trust (2019–present); Treasurer and Chief Financial Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present); formerly: Assistant Treasurer for the DWS funds (2007–2018)
Paul Antosca[6] (1957) Assistant Treasurer, 2007–present	Fund Administration Tax (Head), DWS; and Assistant Treasurer, DBX ETF Trust (2019–present)
Sheila Cadogan[6] (1966) Assistant Treasurer, 2017–present	Fund Administration Treasurer’s Office (Co-Head since 2018), DWS; Director and Vice President, DWS Trust Company (2018–present); Assistant Treasurer, DBX ETF Trust (2019–present); Assistant Treasurer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present)
Scott D. Hogan[6] (1970) Chief Compliance Officer, 2016–present	Anti-Financial Crime & Compliance US (Senior Team Lead), DWS; Chief Compliance Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2016–present)
50 |	Tax-Free Investment Class

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[4]	Business Experience and Directorships During the Past Five Years
Caroline Pearson[6] (1962) Chief Legal Officer, 2010–present	Legal (Senior Team Lead), DWS; Assistant Secretary, DBX ETF Trust (2020–present); Chief Legal Officer, DBX Advisors LLC and DBX Strategic Advisors LLC (2020–present); Chief Legal Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2012–present); formerly: Secretary, Deutsche AM Distributors, Inc. (2002–2017); and Secretary, Deutsche AM Service Company (2010–2017)
Michelle Goveia-Pine[5] (1970) Interim Anti-Money Laundering Compliance Officer, since July 10, 2020	Anti-Financial Crime & Compliance US (Regional Head), DWS; Interim AML Officer, DWS Trust Company (since July 28, 2020); Interim AML Officer, DBX ETF Trust (since July 9, 2020); Interim AML Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since July 24, 2020)
[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.
[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
[3]	As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.
[4]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.
[5]	Address: 875 Third Avenue, New York, NY 10022.
[6]	Address: 100 Summer Street, Boston, MA 02110.
[7]	Address: 5022 Gate Parkway, Suite 400, Jacksonville, FL 32256.
Certain officers hold similar positions for other investment companies for which DIMA or an affiliate serves as the Advisor.
The Fund’s Statement of Additional Information (“SAI” ) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.
Tax-Free Investment Class	| 51

222 South Riverside Plaza
Chicago, IL 60606-5808
CATTEP-2
(R-027592-10 6/21)

April 30, 2021
Annual Report
to Shareholders
DWS Tax-Free Money Fund Class S
DWS Tax-Exempt Portfolio

Contents
4	Portfolio Management Review
9	Portfolio Summary
10	Investment Portfolio
23	Statement of Assets and Liabilities
25	Statement of Operations
26	Statements of Changes in Net Assets
27	Financial Highlights
28	Notes to Financial Statements
37	Report of Independent Registered Public Accounting Firm
39	Information About Your Fund’s Expenses
40	Tax Information
41	Other Information
42	Advisory Agreement Board Considerations and Fee Evaluation
47	Board Members and Officers
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2 |	DWS Tax-Free Money Fund Class S

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.
War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.
DWS Tax-Free Money Fund Class S	| 3

Portfolio Management Review	(Unaudited)
Market Overview
All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. Yields fluctuate and are not guaranteed.
Over the past 12 months ended April 30, 2021, yields across the money market yield curve fluctuated based on the status of the U.S. economy, evolving U.S. Federal Reserve (Fed) statements and actions, federal, state and local responses to the coronavirus pandemic, and investor sentiment regarding the November 2020 election.
In response to severe economic disruptions from the onset of the COVID-19 pandemic in the first quarter of 2020, the Fed had enacted a series of measures to gradually restore liquidity to the money markets and boost confidence in financial markets overall. The Fed cut short-term rates by 1.5 percentage points, re-initiated quantitative easing through significant purchases of Treasury, agency, mortgage and high yield securities, restarted liquidity facilities that had been effective in boosting market liquidity during the 2008 financial crisis, and added new facilities. On the fiscal side, Congress began its stimulus efforts by passing a $2.3 trillion aid package that included direct payments to individuals, enhanced unemployment benefits and loans to small businesses. These actions helped to stabilize equity markets and boost investor confidence. Liquidity within the money markets, which initially had been significantly disrupted by the pandemic, was aided to a tremendous degree by these monetary and fiscal measures. As a result, by the end of April 2020 money markets had largely normalized.
The U.S. economy attempted to restart during May 2020 as some states began to emerge from lockdowns, consumer spending picked up, and job gains were registered following massive declines in employment during the preceding months. However, most other U.S. economic data remained at reduced levels, as second-quarter 2020 GDP experienced its worst three-month contraction in U.S. history. As investor sentiment became tied to how well COVID-19 could be contained until the implementation of effective vaccines, June and July saw a number of
4 |	DWS Tax-Free Money Fund Class S

setbacks, as several states were forced to freeze or reverse re-openings because of local coronavirus outbreaks.
During early fall 2020 through the end of last year, investors anxiously awaited the outcome of the U.S. election, witnessed significant political disruptions, and waited to see whether Congress and the previous Administration could agree on another stimulus package. A relief package, though smaller than anticipated, finally was approved near the end of last year.
"We continue to apply what we believe to be a careful approach to investing on behalf of the Fund and to seek competitive yield for our shareholders.”
Coming into 2021, investors welcomed the resolution of the presidential election as well as the passage of an additional $900 billion fiscal package on January 12, and financial markets assumed a “risk on”  posture. In light of the fiscal stimulus and the Fed’s strong monetary support, short-term rates declined significantly during the first quarter of 2021. In addition, the U.S. Treasury’s recent decision to reduce the volume of Treasury bills outstanding also exerted downward pressure on short-term rates. By the end of the 12-month period, money market rates had approached their lowest levels since the 2008 financial crisis.
As of April 30, 2021, yields of one-month, six-month and one-year Treasury bills were 0.01%, 0.03% and 0.05%, respectively, versus 0.10%, 0.11% and 0.16%, respectively, as of April 30, 2020 (source: U.S. Department of the Treasury).
Positive Contributors to Fund Performance
DWS Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.
For the DWS Tax Exempt Portfolio, we sought to achieve an attractive yield by implementing a strategic balance of short liquidity instruments, as well as longer-term products. Given a relatively flat tax-exempt money market yield curve during much of the period, the Tax-Exempt Portfolio maintained
DWS Tax-Free Money Fund Class S	| 5

a significant overweight in floating rate VRDNs (Variable Rate Demand Notes) in light of our expectations that during the second half of 2021 short-term tax-exempt rates could move somewhat higher. (The interest rate of variable rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.)
Negative Contributors to Fund Performance
During the 12-month period, the securities that the Fund invested in had shorter maturities with generally lower yields, rather than longer maturities with generally higher yields, which carry more interest rate risk. In the end, this cost the Fund some yield, but we believe that this represented a prudent approach to preserving principal.
Outlook and Positioning
At present, the Fed is continuing its extremely accommodative monetary stance. The U.S. central bank recently stated its intention to maintain a near-zero federal funds rate at least through 2022 as well as an aggressive quantitative easing program, as it attempts to aid the economy generally and the travel and hospitality segments in particular. In addition, with approximately $5 trillion in fiscal stimulus now circulating through the U.S. economy, and the possibility for additional stimulus from the Biden administration’s infrastructure proposals, we look for economic growth to accelerate in the second half of this year, and for eventual increases in money market rates from an anticipated rebound in short-term agency and Treasury security supply.
We continue our insistence on what we believe to be the highest credit quality within the Fund. We also plan to maintain what we believe to be our conservative investment strategies and standards under the current market conditions. We continue to apply what we believe to be a careful approach to investing on behalf of the Fund and to seek competitive yield for our shareholders.
6 |	DWS Tax-Free Money Fund Class S

Fund Performance  (as of April 30, 2021)
Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
7-Day Current Yield
DWS Tax-Free Money Fund Class S	0.01%*
Equivalent Taxable Yield	0.02%**
*	The 7-Day Current Yield would have been –0.19% had certain expenses not been reduced.
**	The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the DWS Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 40.8%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.
Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. For the most current yield information, visit our Web site at dws.com.
Portfolio Management Team
A group of investment professionals is responsible for the day-to-day management of the Fund. These investment professionals have a broad range of experience managing money market funds.
The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.
Terms to Know
Gross domestic product (GDP) is the monetary value of goods and services produced within a country’s borders in a specific time frame.
The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.
Floating-rate securities are debt instruments with floating-rate coupons that generally reset every 30 to 90 days. While floating-rate securities are senior to equity and fixed-
DWS Tax-Free Money Fund Class S	| 7

income securities, there is no guaranteed return of principal in case of default. Floating- rate issues often have less interest-rate risk than other fixed-income investments.
Floating-rate securities are most often secured assets, generally senior to a company’s secured debt, and can be transferred to debt holders, resulting in potential downside risk.
8 |	DWS Tax-Free Money Fund Class S

Portfolio Summary	(Unaudited)
DWS Tax-Exempt Portfolio
Asset Allocation (As a % of Investment Portfolio)	4/30/21	4/30/20
Municipal Investments
Municipal Variable Rate Demand Notes	72%	67%
Tax-Exempt Commercial Paper	10%	12%
Municipal Floating-Rate Notes	5%	8%
Municipal Bonds and Notes	2%	4%
Preferred Shares of Closed-End Investment Companies	11%	9%
	100%	100%
Weighted Average Maturity	4/30/21	4/30/20
Cash Account Trust — DWS Tax-Exempt Portfolio	8 days	18 days
iMoneyNet Money Fund Average™ — Tax-Free National Retail*	20 days	21 days
*	The Fund is compared to its respective iMoneyNet Money Fund Average category: Tax-Free National Retail — Category includes retail funds that invest in obligations of tax-exempt entities, including state and municipal authorities.
Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 10. A quarterly Fact Sheet is available on dws.com or upon request.
DWS Tax-Free Money Fund Class S	| 9

Investment Portfolio	as of April 30, 2021
	Principal Amount ($)	Value ($)
Municipal Investments 88.9%
Alaska 0.1%
Alaska, State Housing Finance Corp., Capital Project, Series C, 0.06% (a), 5/7/2021	260,000	260,000
Arizona 0.5%
Arizona, Industrial Development Authority, Hospital Revenue, Phoenix Children’s Hospital, Series A, 0.03% (a), 5/3/2021, LOC: JPMorgan Chase Bank NA	1,160,000	1,160,000
California 15.6%
California, ABAG Finance Authority For Nonprofit Corp., Sharp Healthcare Obligated Group, Series A, 0.05% (a), 5/7/2021, LOC: Bank of America NA	150,000	150,000
California, East Bay Municipal Utility District:
Series A-1, TECP, 0.09%, 5/3/2021	5,000,000	5,000,000
Series A-2, TECP, 0.1%, 6/3/2021	5,000,000	5,000,000
California, Metropolitan Water District of Southern California:
Series D, MUNIPSA + 0.250%, 0.31% (b), Mandatory Put 6/21/2021@100, 7/1/2037	5,000,000	5,000,000
Series E, MUNIPSA + 0.250%, 0.31% (b), Mandatory Put 6/21/2021@100, 7/1/2037	5,000,000	5,000,000
California, State Commercial Paper, Series A-2, TECP, 0.12%, 6/2/2021	3,500,000	3,500,000
California, State Department Water Resources Revenue, Series 1, TECP, 0.09%, 5/4/2021	2,700,000	2,699,991
California, State General Obligation, Series 2019-MIZ9003, 144A, 0.26% (a), 5/7/2021, LIQ: Mizuho Bank Ltd., LOC: Mizuho Bank Ltd.	5,665,000	5,665,000
California, State Statewide Communities Development Authority, Multi-Family Housing Foxwood Apartments, Series J, 0.05% (a), 5/7/2021, LOC: Wells Fargo Bank NA	1,150,000	1,150,000
Riverside County, CA, Asset Leasing Corp., Leashold Revenue, Southwest Justice Center, Series A, 0.06% (a), 5/7/2021, INS: AGMC, LOC: Wells Fargo Bank NA	380,000	380,000
San Bernardino County, CA, Flood Control District Judgment Obligation, 0.1% (a), 5/7/2021, LOC: Bank of America NA	655,000	655,000
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Series B, 0.05% (a), 5/7/2021, LOC: Barclays Bank PLC	400,000	400,000
		34,599,991
The accompanying notes are an integral part of the financial statements.
10 |	DWS Tax-Free Money Fund Class S

	Principal Amount ($)	Value ($)
Colorado 0.5%
Colorado, State Health Facilities Authority Revenue, Children’s Hospital, Series B, 0.07% (a), 5/7/2021, LOC: TD Bank NA	600,000	600,000
Colorado, State Housing & Finance Authority, Series I - AA2, 0.07% (a), 5/7/2021, LOC: Sumitomo Mitsui Banking	475,000	475,000
		1,075,000
Connecticut 0.5%
Connecticut, Tender Option Bond Trust Receipts, Series 2018-XG0204, 144A, 0.09% (a), 5/7/2021, LIQ: Barclays Bank PLC	1,135,000	1,135,000
Delaware 0.6%
Delaware, State Economic Development Authority Revenue, YMCA State Project, 0.08% (a), 5/7/2021, LOC: PNC Bank NA	1,270,000	1,270,000
Florida 1.9%
Alachua County, FL, Housing Finance Authority, Multi-Family Revenue, Santa Fe Apartments II Project, 0.09% (a), 5/7/2021, LIQ: Fannie Mae, LOC: Fannie Mae	875,000	875,000
Jacksonville, FL, Water & Sewer System Revenue, Series A-2, 0.06% (a), 5/7/2021, LOC: Sumitomo Mitsui Banking	425,000	425,000
Lakeland, FL, Educational Facilities Revenue, Florida Southern College Project, Series B, 0.06% (a), 5/7/2021, LOC: TD Bank NA	315,000	315,000
Orange County, FL, Health Facilities Authority, Nemours Foundation, Series C-2, 0.05% (a), 5/7/2021, LOC: TD Bank NA	500,000	500,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 0.11% (a), 5/7/2021, LOC: Northern Trust Company	1,300,000	1,300,000
Pinellas County, FL, Health Facilities Authority, Suncoast Hospice Project, 0.11% (a), 5/7/2021, LOC: Wells Fargo Bank NA	160,000	160,000
Pinellas County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Booker Creek Apartments, 0.09% (a), 5/7/2021, LOC: Freddie Mac	525,000	525,000
		4,100,000
Georgia 4.3%
Georgia, Municipal Electric Authority, Series B, 0.07% (a), 5/7/2021, LOC: PNC Bank NA	1,000,000	1,000,000
Georgia, Tender Option Bond Trust Receipts, Series 2018-XF0709, 144A, 0.16% (a), 5/7/2021, LIQ: JP Morgan Chase Bank NA	6,800,000	6,800,000
The accompanying notes are an integral part of the financial statements.
DWS Tax-Free Money Fund Class S	| 11

	Principal Amount ($)	Value ($)
Monroe County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp., Series B, 0.08% (a), 5/7/2021, LOC: JPMorgan Chase Bank NA	1,235,000	1,235,000
Valdosta-Lowndes County, GA, Industrial Development Authority, Martins Famous Pastry Shoppe, Inc., Series A, AMT, 0.21% (a), 5/7/2021, LOC: Wells Fargo Bank NA	550,000	550,000
		9,585,000
Illinois 7.7%
Brookfield, IL, Zoo Project, 0.07% (a), 5/7/2021, LOC: Northern Trust Company	900,000	900,000
Galesburg, IL, Knox College Project, 0.3% (a), 5/7/2021, LOC: PNC Bank NA	1,800,000	1,800,000
Illinois, Finance Authority Revenue, Carle Foundation, Series C, 0.05% (a), 5/7/2021, LOC: Northern Trust Company	400,000	400,000
Illinois, Finance Authority Revenue, University of Chicago Medical Center, Series E-1, 0.03% (a), 5/3/2021, LOC: Wells Fargo Bank NA	1,000,000	1,000,000
Illinois, State Development Finance Authority, American College Surgeons, 0.07% (a), 5/7/2021, LOC: Northern Trust Company	682,000	682,000
Illinois, State Development Finance Authority, American Youth Hostels Project, 0.07% (a), 5/7/2021, LOC: BMO Harris Bank NA	615,000	615,000
Illinois, State Development Finance Authority, Ignatius College Project, 0.08% (a), 5/7/2021, LOC: PNC Bank NA	2,000,000	2,000,000
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 0.08% (a), 5/7/2021, LOC: BMO Harris Bank NA	1,700,000	1,700,000
Illinois, State Educational Facilities Authority Revenue, The Adler Planetarium, 0.07% (a), 5/7/2021, LOC: PNC Bank NA	1,550,000	1,550,000
Illinois, State Educational Facilities Authority, Columbia College Chicago, 0.09% (a), 5/7/2021, LOC: BMO Harris Bank NA	485,000	485,000
Illinois, State Finance Authority Revenue, Carle Foundation, Series E, 0.06% (a), 5/7/2021, LOC: JPMorgan Chase Bank NA	395,000	395,000
Illinois, State Finance Authority Revenue, Clearbrook Project, 0.07% (a), 5/7/2021, LOC: BMO Harris Bank NA	1,320,000	1,320,000
Illinois, State Finance Authority Revenue, North Park University Project, 0.06% (a), 5/7/2021, LOC: U.S. Bank NA	1,000,000	1,000,000
The accompanying notes are an integral part of the financial statements.
12 |	DWS Tax-Free Money Fund Class S

	Principal Amount ($)	Value ($)
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co., Project, 0.09% (a), 5/7/2021, LOC: Northern Trust Company	1,950,000	1,950,000
Illinois, State Housing Development Authority, Multi-Family Revenue, Woodlawn Apartments, Series A, 0.09% (a), 5/7/2021, LOC: Freddie Mac	840,000	840,000
University of Illinois, 0.08% (a), 5/7/2021, LOC: JPMorgan Chase Bank NA	420,000	420,000
		17,057,000
Indiana 0.8%
Elkhart County, IN, Multy-Family Revenue, Ashton Pines Apartments, Series A, 0.06% (a), 5/7/2021, LOC: Federal Home Loan Bank	615,000	615,000
St. Joseph County, IN, Economic Development Revenue, Series 2004, 0.1% (a), 5/7/2021, LOC: PNC Bank NA	1,185,000	1,185,000
		1,800,000
Iowa 4.0%
Iowa, Finance Authority, Educational Facility Revenue, Holy Family Catholic School Project, 0.04% (a), 5/3/2021, LOC: U.S. Bank NA	1,500,000	1,500,000
Iowa, State Finance Authority, Economic Development Revenue, Midwestern Disaster Area, Series A, 0.09% (a), 5/7/2021	1,400,000	1,400,000
Iowa, State Finance Authority, Midwestern Disaster Area Revenue, 0.1% (a), 5/7/2021	405,000	405,000
Iowa, State Higher Education Loan Authority Revenue, Loras College, 0.04% (a), 5/3/2021, LOC: Bank of America NA	4,200,000	4,200,000
Iowa, State Higher Education Loan Authority, Private College, Loras College, 0.04% (a), 5/3/2021, LOC: Bank of America NA	1,400,000	1,400,000
		8,905,000
Kansas 0.6%
Kansas, State Development Finance Authority, Health Facilities, University of Kansas Health System, Series J, 0.04% (a), 5/3/2021, LOC: U.S. Bank NA	280,000	280,000
Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 0.21% (a), 5/7/2021, LOC: Svenska Handelsbanken	1,000,000	1,000,000
		1,280,000
The accompanying notes are an integral part of the financial statements.
DWS Tax-Free Money Fund Class S	| 13

	Principal Amount ($)	Value ($)
Kentucky 0.2%
Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., 0.09% (a), 5/7/2021, LOC: Sumitomo Mitsui Banking	300,000	300,000
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare, Inc., Series B, 0.04% (a), 5/3/2021, LOC: PNC Bank NA	150,000	150,000
		450,000
Louisiana 0.5%
Louisiana, Public Facilities Authority Revenue, Christus Health, Series B-1, 0.05% (a), 5/7/2021, LOC: Bank of NY Mellon	570,000	570,000
Louisiana, State Housing Finance Agency Multi-Family Housing Revenue, Reserve Jefferson Crossing, 0.09% (a), 5/7/2021, LOC: Freddie Mac	535,000	535,000
		1,105,000
Maryland 0.9%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health System, Series B, 0.06% (a), 5/7/2021, LOC: Bank of America NA	125,000	125,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 0.08% (a), 5/7/2021, LOC: PNC Bank NA	1,890,000	1,890,000
		2,015,000
Massachusetts 3.1%
Massachusetts, State Bay Transportation Authority, Sales Tax Revenue, Series A-2, 0.06% (a), 5/7/2021, SPA: State Street Bank & Trust Co.	1,180,000	1,180,000
Massachusetts, State Development Finance Agency Revenue, Clark University, 0.05% (a), 5/7/2021, LOC: TD Bank NA	400,000	400,000
Massachusetts, State Health & Educational Facilities Authority Revenue, 0.04% (a), 5/7/2021	1,500,000	1,500,000
Massachusetts, State Water Resources Authority:
Series A-1, 0.07% (a), 5/7/2021, SPA: JP Morgan Chase Bank NA	1,190,000	1,190,000
Series A-2, 0.07% (a), 5/7/2021, SPA: TD Bank NA	100,000	100,000
Series A-3, 0.07% (a), 5/7/2021, SPA: Wells Fargo Bank NA	200,000	200,000
Massachusetts, Tender Option Bond Trust Receipts, Series 2015-XF2203, 144A, 0.07% (a), 5/7/2021, LIQ: Toronto-Dominion Bank	2,300,000	2,300,000
		6,870,000
The accompanying notes are an integral part of the financial statements.
14 |	DWS Tax-Free Money Fund Class S

	Principal Amount ($)	Value ($)
Michigan 5.9%
Kent, MI, Hospital Finance Authority, Spectrum Health System, Series C, 0.05% (a), 5/7/2021, LOC: Bank of NY Mellon	305,000	305,000
Michigan, State Finance Authority Revenue, Hospital Project, Ascension Senior Credit Group, Series E-3, 0.04% (a), 5/7/2021	400,000	400,000
Michigan, State Finance Authority Revenue, Trinity Health Credit Group, Series MI-1, 0.1%, Mandatory Put 6/1/2021 @ 100, 12/1/2034	1,250,000	1,250,000
Michigan, State Housing Development Authority, Single-Family Mortgage Revenue, Series B, AMT, 0.13% (a), 5/7/2021, SPA: Industrial & Commercial Bank of China	8,125,000	8,125,000
Michigan, State University Revenues, Series 2000-A, 0.08% (a), 5/7/2021, SPA: Northern Trust Company	1,100,000	1,100,000
Michigan, University of Michigan General Revenue, Series B, 0.03% (a), 5/3/2021	1,950,000	1,950,000
		13,130,000
Mississippi 0.0%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series F, 0.06% (a), 5/7/2021, GTY: Chevron Corp.	50,000	50,000
Missouri 2.7%
Kansas City, MO, Special Obligation, H. Roe Bartle Convention Center, Series E, 0.07% (a), 5/7/2021, LOC: Sumitomo Mitsui Banking	710,000	710,000
Missouri, Health & Educational Facilities Authority, St Louis University, Series B, 0.04% (a), 5/3/2021, LOC: U.S. Bank NA	550,000	550,000
Missouri, State Health & Educational Facilities Authority Revenue, St Louis University, Series B-1, 0.03% (a), 5/3/2021, LOC: Barclays Bank PLC	950,000	950,000
Missouri, State Health & Educational Facilities Authority, Health Facilities Revenue, Bethesda Health Group, Inc., Series B, 0.04% (a), 5/3/2021, LOC: Bank of America NA	195,000	195,000
Missouri, Tender Option Bond Trust Receipts, Series 2015-XF2198, 144A, 0.08% (a), 5/7/2021, LIQ: Citibank NA	2,660,000	2,660,000
Nodaway County, MO, Industrial Development Authority, Educational Facilities Revenue, North West Foundation, Inc., 0.05% (a), 5/7/2021, LOC: U.S. Bank NA	500,000	500,000
Wright City, MO, Industrial Revenue, WaterLow Process Systems, Inc., AMT, 0.21% (a), 5/7/2021, LOC: Bank of America NA	380,000	380,000
		5,945,000
The accompanying notes are an integral part of the financial statements.
DWS Tax-Free Money Fund Class S	| 15

	Principal Amount ($)	Value ($)
Nebraska 1.0%
Washington County, NE, Industrial Development Revenue, Cargill, Inc., Series B, 0.09% (a), 5/7/2021	2,200,000	2,200,000
Nevada 2.0%
Clark County, NV, Airport Revenue, Series D-2B, 0.06% (a), 5/7/2021, LOC: Barclays Bank PLC	3,500,000	3,500,000
Clark County, NV, Airport Systems Revenue, Series D-3, 0.06% (a), 5/7/2021, LOC: Bank of America NA	995,000	995,000
		4,495,000
New Jersey 1.5%
New Jersey, State Economic Development Authority, Jewish Community Center Project, 0.14% (a), 5/7/2021, LOC: Bank of America NA	2,105,000	2,105,000
New Jersey, State Health Care Facilities Financing Authority Revenue, AHS Hospital Corp., Series C, 0.06% (a), 5/7/2021, LOC: JPMorgan Chase Bank NA	400,000	400,000
New Jersey, State Health Care Facilities Financing Authority Revenue, Virtua Health, Inc.:
Series C, 0.02% (a), 5/3/2021, LOC: JPMorgan Chase Bank NA	775,000	775,000
Series E, 0.03% (a), 5/7/2021, LOC: TD Bank NA	100,000	100,000
		3,380,000
New Mexico 0.5%
New Mexico, State Mortgage Finance Authority, Multi-Family Housing Revenue, Villas de San Ignacio LP, Series A, 0.09% (a), 5/7/2021, LOC: Freddie Mac	1,050,000	1,050,000
New York 5.7%
New York, Metropolitan Transportation Authority Revenue, Series E-1, 0.04% (a), 5/3/2021, LOC: U.S. Bank NA	1,400,000	1,400,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.04% (a), 5/3/2021, LOC: TD Bank NA	395,000	395,000
New York, State Dormitory Authority, Mental Health Services, Series D-2E, 0.06% (a), 5/7/2021, LOC: Royal Bank of Canada	625,000	625,000
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Inc. Project, Series A-3, 0.05% (a), 5/7/2021, LOC: Mizuho Bank Ltd.	300,000	300,000
New York, Triborough Bridge & Tunnel Authority Revenue:
Series B-1, 0.03% (a), 5/3/2021, LOC: Bank of America NA	1,535,000	1,535,000
Series F, 0.03% (a), 5/3/2021, LOC: Citibank NA	415,000	415,000
Series B-4C, 0.04% (a), 5/3/2021, LOC: U.S. Bank NA	300,000	300,000
The accompanying notes are an integral part of the financial statements.
16 |	DWS Tax-Free Money Fund Class S

	Principal Amount ($)	Value ($)
Series A, 0.06% (a), 5/7/2021, LOC: Barclays Bank PLC	800,000	800,000
New York City, NY, Health & Hospital Corp., Health System Revenue, Series B, 0.05% (a), 5/7/2021, LOC: TD Bank NA	175,000	175,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Series F-2, 0.04% (a), 5/3/2021, LOC: Citibank NA	1,855,000	1,855,000
Series F1B, 0.05% (a), 5/7/2021, SPA: U.S. Bank NA	170,000	170,000
Series BB, 0.11% (a), 5/7/2021, SPA: Industrial and Commercial Bank of China	2,645,000	2,645,000
New York, NY, General Obligation:
Series G, 0.03% (a), 5/3/2021, LOC: Mizuho Bank Ltd.	190,000	190,000
Series A-3, 0.04% (a), 5/3/2021, LOC: Mizuho Bank Ltd.	650,000	650,000
Series I-4, 0.04% (a), 5/3/2021, LOC: TD Bank NA	1,055,000	1,055,000
		12,510,000
North Carolina 0.0%
North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 0.13% (a), 5/7/2021, LOC: Branch Banking & Trust	15,000	15,000
Ohio 3.7%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.1% (a), 5/7/2021, LOC: Northern Trust Company	6,900,000	6,900,000
Franklin County, OH, Hospital Facilities Revenue, Health Corp., Series D, 0.06% (a), 5/7/2021, LOC: Northern Trust Company	280,000	280,000
Ohio, Akron Bath Copley Joint Township Hospital District, Concordia Lutheran Obligated Group, Series B, 0.07% (a), 5/7/2021, LOC: BMO Harris Bank NA	1,000,000	1,000,000
		8,180,000
Oklahoma 1.7%
Oklahoma, Tender Option Bond Trust Receipts, Series 2018-XM0708, 144A, AMT, 0.21% (a), 5/7/2021, INS: Build America Mutual, LIQ: JP Morgan Chase Bank NA	3,750,000	3,750,000
Oregon 0.8%
Oregon, State Facilities Authority Revenue, Peacehealth Systems, Series B, 0.04% (a), 5/3/2021, LOC: TD Bank NA	1,800,000	1,800,000
The accompanying notes are an integral part of the financial statements.
DWS Tax-Free Money Fund Class S	| 17

	Principal Amount ($)	Value ($)
Pennsylvania 6.3%
Allegheny County, PA, Hospital Development Authority Revenue, Concordia Lutheran Obligated Group, Series A, 0.07% (a), 5/7/2021, LOC: BMO Harris Bank NA	6,800,000	6,800,000
Lancaster County, PA, Hospital Authority Revenue, Masonic Homes Project, Series D, 0.04% (a), 5/3/2021, LOC: JPMorgan Chase Bank NA	1,050,000	1,050,000
Lancaster County, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 0.07% (a), 5/7/2021, LOC: PNC Bank NA	2,500,000	2,500,000
Lebanon County, PA, Health Facility Authority Revenue, ECC Retirement Village Project, 0.07% (a), 5/7/2021, LOC: PNC Bank NA	590,000	590,000
Pennsylvania, State Economic Development Financing Authority Revenue, Hawley Silk Mill LLC, Recovery Zone Facility, Series A1, 0.12% (a), 5/7/2021, LOC: PNC Bank NA	600,000	600,000
Pennsylvania, State Economic Development Financing Authority, Economic Development Revenue, Kingsley Association Project, 0.12% (a), 5/7/2021, LOC: PNC Bank NA	200,000	200,000
Pennsylvania, Tender Option Bond Trust Receipts, Series 2019-ZF2779, 144A, 0.09% (a), 5/7/2021, LIQ: Barclays Bank PLC	1,500,000	1,500,000
Philadelphia, PA, General Obligation, Series B, 0.05% (a), 5/7/2021, LOC: Barclays Bank PLC	715,000	715,000
		13,955,000
Rhode Island 0.6%
Rhode Island, State Health & Educational Building Corp., Higher Education Facility Revenue, Bryant University, 0.08% (a), 5/7/2021, LOC: TD Bank NA	1,265,000	1,265,000
South Carolina 0.1%
South Carolina, State Jobs Economic Development Authority, Hospital Revenue, Prisma Healthcare Obligated Group, Series B, 0.04% (a), 5/3/2021, LOC: U.S. Bank NA	250,000	250,000
South Dakota 1.3%
South Dakota, State Health & Educational Facilities Authority, Sioux Vy Hospital & Health Revenue, Series B, 0.08% (a), 5/7/2021, LOC: U.S. Bank NA	2,775,000	2,775,000
Tennessee 0.3%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Series B, 0.06% (a), 5/7/2021, LOC: U.S. Bank NA	700,000	700,000
The accompanying notes are an integral part of the financial statements.
18 |	DWS Tax-Free Money Fund Class S

	Principal Amount ($)	Value ($)
Texas 7.7%
Austin, TX, Water & Wastewater Systems Revenue, 0.07% (a), 5/7/2021, LOC: Barclays Bank PLC	1,140,000	1,140,000
Harris County, TX, Hospital District Revenue, 0.07% (a), 5/7/2021, LOC: JPMorgan Chase Bank NA	550,000	550,000
Harris County, TX, State General Obligation:
Series A-1, 0.09%, 5/5/2021	750,000	750,000
Series C, 0.09%, 5/5/2021	650,000	650,000
Series C, TECP, 0.1%, 5/5/2021	1,500,000	1,500,000
Series D, TECP, 0.1%, 5/5/2021	100,000	100,000
Series D, 0.11%, 5/5/2021	2,550,000	2,550,000
Series C, TECP, 0.14%, 6/2/2021	4,000,000	4,000,000
Houston, TX, Utility System Revenue, First Lien, Series B-2, 0.06% (a), 5/7/2021, LOC: Citibank NA	375,000	375,000
Mission, TX, Economic Development Corp., Industrial Development Revenue, CMI Project, 0.21% (a), 5/7/2021, LOC: Wells Fargo Bank NA	340,000	340,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas Project, Series A, 0.04% (a), 5/3/2021, LOC: TD Bank NA	650,000	650,000
Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series C-2, 0.05% (a), 5/7/2021, LOC: Bank of NY Mellon	1,455,000	1,455,000
Texas, Tender Option Bond Trust Receipts, Series 2015-XF2201, 144A, 0.09% (a), 5/7/2021, LIQ: Toronto-Dominion Bank	3,100,000	3,100,000
		17,160,000
Vermont 0.3%
Vermont, State Educational & Health Buildings Financing Agency Revenue, Landmark College Project, Series A, 0.04% (a), 5/3/2021, LOC: TD Bank NA	650,000	650,000
Virginia 0.6%
Loudoun County, VA, Industrial Development Authority, Industrial Development Revenue, Jack Kent Cooke Foundation Project, 0.07% (a), 5/7/2021, LOC: Northern Trust Company	1,125,000	1,125,000
Lynchburg, VA, Economic Development Authority, Hospital Revenue, Centra Health Obligated Group, Series B, 0.05% (a), 5/3/2021, LOC: Truist Bank	100,000	100,000
		1,225,000
The accompanying notes are an integral part of the financial statements.
DWS Tax-Free Money Fund Class S	| 19

	Principal Amount ($)	Value ($)
Washington 0.5%
Washington, State Housing Finance Commission, Combridge Apartments, 0.05% (a), 5/7/2021, LIQ: Fannie Mae, LOC: Fannie Mae	1,175,000	1,175,000
Wisconsin 0.5%
Wisconsin, State Health & Educational Facilities Authority Revenue, Marshfield Clinic Health System, Inc., Series A, 0.04% (a), 5/3/2021, LOC: Barclays Bank PLC	300,000	300,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Wausau Hospital, Series B, 0.07% (a), 5/7/2021, LOC: JPMorgan Chase Bank NA	295,000	295,000
Wisconsin, University Hospitals & Clinics Authority, Series B, 0.06% (a), 5/7/2021, LOC: U.S. Bank NA	275,000	275,000
Wisconsin, Whitewater Community Development Authority, Housing Preservation, 0.07% (a), 5/7/2021, LOC: BMO Harris Bank NA	275,000	275,000
		1,145,000
Other 3.4%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A” , Series M027, 144A, 0.08% (a), 5/7/2021, LIQ: Freddie Mac	2,725,000	2,725,000
“A” , Series M031, 144A, 0.09% (a), 5/7/2021, LIQ: Freddie Mac	2,840,000	2,840,000
“A” , Series M-055, 144A, 1-month USD LIBOR + 0.210%, 0.27% (b), 6/15/2035	2,015,000	2,015,000
		7,580,000
Total Municipal Investments (Cost $197,051,991)		197,051,991
Preferred Shares of Closed-End Investment Companies 10.6%
California
California, Nuveen AMT-Free Quality Municipal Income Fund, Series D, 0.41% (a), 5/7/2021	4,000,000	4,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.15% (a), 5/7/2021, LIQ: Societe Generale	9,500,000	9,500,000
California, Nuveen Municipal Credit Opportunities Fund, 144A, AMT, 0.17% (a), 5/7/2021, LOC: Sumitomo Mitsui Banking	10,000,000	10,000,000
Total Preferred Shares of Closed-End Investment Companies (Cost $23,500,000)		23,500,000

The accompanying notes are an integral part of the financial statements.
20 |	DWS Tax-Free Money Fund Class S

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $220,551,991)	99.5	220,551,991
Other Assets and Liabilities, Net	0.5	1,032,655
Net Assets	100.0	221,584,646
(a)	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of April 30, 2021. Date shown reflects the earlier of demand date or stated maturity date.
(b)	Floating rate security. These securities are shown at their current rate as of April 30, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LIBOR: London Interbank Offered Rate
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper
The accompanying notes are an integral part of the financial statements.
DWS Tax-Free Money Fund Class S	| 21

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$197,051,991	$—	$197,051,991
Preferred Shares of Closed-End Investment Companies	—	23,500,000	—	23,500,000
Total	$ —	$220,551,991	$ —	$220,551,991
(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.
22 |	DWS Tax-Free Money Fund Class S

Statement of Assets and Liabilities
as of April 30, 2021

Assets	DWS Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$ 220,551,991
Cash	98,622
Receivable for investments sold	895,000
Receivable for Fund shares sold	114,710
Interest receivable	34,510
Other assets	73,229
Total assets	221,768,062
Liabilities
Payable for Fund shares redeemed	59,560
Distributions payable	278
Accrued Trustees' fees	2,714
Other accrued expenses and payables	120,864
Total liabilities	183,416
Net assets, at value	$ 221,584,646
Net Assets Consist of
Distributable earnings (loss)	(5,917)
Paid-in capital	221,590,563
Net assets, at value	$ 221,584,646
The accompanying notes are an integral part of the financial statements.
DWS Tax-Free Money Fund Class S	| 23

Statement of Assets and Liabilities as of April 30, 2021 (continued)

Net Asset Value	DWS Tax-Exempt Portfolio
DWS Tax-Exempt Cash Premier Shares
Net Asset Value, offering and redemption price per share ($26,483,291 ÷ 26,459,854 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
DWS Tax-Exempt Money Fund
Net Asset Value, offering and redemption price per share ($108,628,749 ÷ 108,532,699 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
DWS Tax-Free Money Fund Class S
Net Asset Value, offering and redemption price per share ($39,883,927 ÷ 39,848,595 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Service Shares
Net Asset Value, offering and redemption price per share ($4,982,203 ÷ 4,977,794 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Tax-Exempt Cash Managed Shares
Net Asset Value, offering and redemption price per share ($32,080,087 ÷ 32,051,698 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Tax-Free Investment Class
Net Asset Value, offering and redemption price per share ($9,526,389 ÷ 9,517,963 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
The accompanying notes are an integral part of the financial statements.
24 |	DWS Tax-Free Money Fund Class S

Statement of Operations
for the year ended April 30, 2021

Investment Income	DWS Tax-Exempt Portfolio
Income:
Interest	$ 534,481
Expenses:
Management fee	211,419
Administration fee	254,647
Services to shareholders	135,866
Distribution and service fees	105,230
Custodian fee	4,442
Professional fees	59,729
Reports to shareholders	85,220
Registration fees	114,113
Trustees' fees and expenses	10,029
Other	60,449
Total expenses before expense reductions	1,041,144
Expense reductions	(577,577)
Total expenses after expense reductions	463,567
Net investment income	70,914
Net realized gain (loss) from investments	(440)
Net increase (decrease) in net assets resulting from operations	$ 70,474
The accompanying notes are an integral part of the financial statements.
DWS Tax-Free Money Fund Class S	| 25

Statements of Changes in Net Assets
DWS Tax-Exempt Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2021	2020
Operations:
Net investment income	$ 70,914	$ 3,229,599
Net realized gain (loss)	(440)	10,295
Net increase (decrease) in net assets resulting from operations	70,474	3,239,894
Distributions to shareholders:
DWS Tax-Exempt Cash Premier Shares	(19,453)	(624,839)
DWS Tax-Exempt Money Fund	(35,797)	(1,488,005)
DWS Tax-Free Money Fund Class S	(11,107)	(559,792)
Service Shares	(520)	(54,983)
Tax-Exempt Cash Managed Shares	(3,121)	(447,762)
Tax-Free Investment Class	(914)	(54,218)
Total distributions	(70,912)	(3,229,599)
Fund share transactions:
Proceeds from shares sold	253,602,023	242,684,916
Reinvestment of distributions	65,255	2,627,334
Payments for shares redeemed	(273,752,177)	(295,201,755)
Net increase (decrease) in net assets from Fund share transactions	(20,084,899)	(49,889,505)
Increase (decrease) in net assets	(20,085,337)	(49,879,210)
Net assets at beginning of period	241,669,983	291,549,193
Net assets at end of period	$ 221,584,646	$ 241,669,983
The accompanying notes are an integral part of the financial statements.
26 |	DWS Tax-Free Money Fund Class S

Financial Highlights
DWS Tax-Exempt Portfolio — DWS Tax-Free Money Fund Class S
	Years Ended April 30,
	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.000 *	.012	.013	.008	.005
Net realized gain (loss)	(.000) *	.000 *	.000 *	.000 *	(.000) *
Total from investment operations	.000 *	.012	.013	.008	.005
Less distributions from:
Net investment income	(.000) *	(.012)	(.013)	(.008)	(.005)
Net realized gains	—	—	—	—	(.000) *
Total distributions	(.000) *	(.012)	(.013)	(.008)	(.005)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	.02	1.22	1.30	.79	.46
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	40	49	52	51	55
Ratio of expenses before expense reductions (%)	.39	.38	.40	.36	.33
Ratio of expenses after expense reductions (%)	.18	.25	.26	.27	.28
Ratio of net investment income (%)	.02	1.22	1.29	.78	.38
[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
The accompanying notes are an integral part of the financial statements.
DWS Tax-Free Money Fund Class S	| 27

Notes to Financial Statements
A.	Organization and Significant Accounting Policies
Cash Account Trust (the “Trust” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Trust offers two funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. These financial statements report on DWS Tax-Exempt Portfolio (the “Fund” ).
DWS Tax-Exempt Portfolio offers six classes of shares: DWS Tax-Exempt Cash Premier Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. The Fund may impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
The financial highlights for all classes of shares, other than DWS Tax-Free Money Fund Class S, are provided separately and are available upon request.
The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level
28 |	DWS Tax-Free Money Fund Class S

assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.
At April 30, 2021, the Fund had net tax basis capital loss carryforwards of approximately $6,000 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
The Fund has reviewed the tax positions for the open tax years as of April 30, 2021 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.
At April 30, 2021, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
DWS Tax-Exempt Portfolio:
Capital loss carryforwards	$ (6,000)
At April 30, 2021, DWS Tax-Exempt Portfolio had an aggregate cost of investments for federal income tax purposes was $220,551,991.
DWS Tax-Free Money Fund Class S	| 29

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended April 30,
Portfolio	2021	2020
DWS Tax-Exempt Portfolio:
Distributions from tax-exempt income	$ 70,912	$ 3,229,599
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.
B.	Related Parties
Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%
30 |	DWS Tax-Free Money Fund Class S

Accordingly, for the year ended April 30, 2021, the fee pursuant to the Investment Management Agreement on DWS Tax-Exempt Portfolio was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.08% of the Fund’s average daily net assets.
For the period from May 1, 2020 through September 30, 2021, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Tax-Free Money Fund Class S to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.48%.
In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Tax-Free Money Fund Class S.
In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ annual reports that are provided separately and are available upon request.
For the year ended April 30, 2021, fees waived and/or expenses reimbursed for each class are as follows:
DWS Tax-Exempt Cash Premier Shares	$ 97,945
DWS Tax-Exempt Money Fund	195,078
DWS Tax-Free Money Fund Class S	93,730
Service Shares	51,213
Tax-Exempt Cash Managed Shares	91,392
Tax-Free Investment Class	48,219
$ 577,577
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2021, the Administration Fee was as follows:
Fund	Administration Fee	Unpaid at April 30, 2021
DWS Tax-Exempt Portfolio	$254,647	$17,857
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement
DWS Tax-Free Money Fund Class S	| 31

between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2021, the amounts charged to the Fund by DSC were as follows:
DWS Tax-Exempt Portfolio:	Total Aggregated	Unpaid at April 30, 2021
DWS Tax-Exempt Cash Premier Shares	$ 12,396	$ 2,134
DWS Tax-Exempt Money Fund	35,899	6,147
DWS Tax-Free Money Fund Class S	31,384	5,293
Service Shares	13,114	137
Tax-Exempt Cash Managed Shares	8,817	904
Tax-Free Investment Class	7,016	1,283
	$ 108,626	$ 15,898
In addition, for the year ended April 30, 2021, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
DWS Tax-Exempt Money Fund	$ —
DWS Tax-Free Money Fund Class S	1,727
$ 1,727
Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ), calculated as a percentage of average daily net assets for the shares listed in the following table.
For the year ended April 30, 2021, the Distribution Fee was as follows:
DWS Tax-Exempt Portfolio:	Distribution Fee	Unpaid at April 30, 2021	Annual Rate	Contractual Rate
Service Shares	$ 31,213	$ 2,299.60%		.60%
Tax-Free Investment Class	23,004	1,933.25%		.25%
	$ 54,217	$ 4,232
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.
32 |	DWS Tax-Free Money Fund Class S

For the year ended April 30, 2021, the Service Fee was as follows:
DWS Tax-Exempt Portfolio:	Service Fee	Unpaid at April 30, 2021	Annual Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$ 44,572	$ 3,952.15%		.15%
Tax-Free Investment Class	6,441	541.07%		.07%
	$ 51,013	$ 4,493
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the year ended April 30, 2021, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  was as follows:
Fund	Total Aggregated	Unpaid at April 30, 2021
DWS Tax-Exempt Portfolio	$7,500	$1,293
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the year ended April 30, 2021, the Fund engaged in securities purchases of $167,547,000 and securities sales of $249,097,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.
C.	Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2021.
DWS Tax-Free Money Fund Class S	| 33

D.	Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
DWS Tax-Exempt Portfolio
	Year Ended April 30, 2021		Year Ended April 30, 2020
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Tax-Exempt Cash Premier Shares	77,766,770	$ 77,766,770	41,862,423	$ 41,862,423
DWS Tax-Exempt Money Fund	24,747,256	24,747,256	25,715,447	25,715,447
DWS Tax-Free Money Fund Class S	6,026,999	6,026,999	11,739,197	11,739,197
Service Shares	58,224,291	58,224,291	33,023,031	33,023,031
Tax-Exempt Cash Managed Shares	77,980,751	77,980,751	118,617,749	118,617,749
Tax-Free Investment Class	8,847,306	8,847,306	11,693,258	11,693,258
Account maintenance fees	—	8,650	—	33,811
		$ 253,602,023		$ 242,684,916
Shares issued to shareholders in reinvestment of distributions
DWS Tax-Exempt Cash Premier Shares	17,890	$ 17,890	530,544	$ 530,544
DWS Tax-Exempt Money Fund	35,351	35,351	1,463,011	1,463,011
DWS Tax-Free Money Fund Class S	10,583	10,583	527,080	527,080
Service Shares	510	510	52,042	52,042
Tax-Exempt Cash Managed Shares	12	12	1,388	1,388
Tax-Free Investment Class	909	909	53,269	53,269
		$ 65,255		$ 2,627,334
34 |	DWS Tax-Free Money Fund Class S

	Year Ended April 30, 2021		Year Ended April 30, 2020
	Shares	Dollars	Shares	Dollars
Shares redeemed
DWS Tax-Exempt Cash Premier Shares	(85,934,445)	$ (85,934,445)	(57,237,476)	$ (57,237,476)
DWS Tax-Exempt Money Fund	(33,031,135)	(33,031,135)	(34,688,889)	(34,688,889)
DWS Tax-Free Money Fund Class S	(14,888,349)	(14,888,349)	(15,200,338)	(15,200,338)
Service Shares	(55,943,158)	(55,943,158)	(44,213,765)	(44,213,765)
Tax-Exempt Cash Managed Shares	(77,657,029)	(77,657,029)	(132,627,792)	(132,627,792)
Tax-Free Investment Class	(6,298,061)	(6,298,061)	(11,233,495)	(11,233,495)
		$ (273,752,177)		$ (295,201,755)
Net increase (decrease)
DWS Tax-Exempt Cash Premier Shares	(8,149,785)	$ (8,149,785)	(14,844,509)	$ (14,844,509)
DWS Tax-Exempt Money Fund	(8,248,528)	(8,248,528)	(7,510,431)	(7,510,431)
DWS Tax-Free Money Fund Class S	(8,850,767)	(8,850,767)	(2,934,061)	(2,934,061)
Service Shares	2,281,643	2,281,643	(11,138,692)	(11,138,692)
Tax-Exempt Cash Managed Shares	323,734	323,734	(14,008,655)	(14,008,655)
Tax-Free Investment Class	2,550,154	2,550,154	513,032	513,032
Account maintenance fees	—	8,650	—	33,811
		$ (20,084,899)		$ (49,889,505)
E.	Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low interest rates, the Fund’s yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level
DWS Tax-Free Money Fund Class S	| 35

of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.
F.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity and increased government activity. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.
36 |	DWS Tax-Free Money Fund Class S

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Cash Account Trust and Shareholders of DWS Tax-Exempt Portfolio:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Tax Exempt Portfolio (the “Fund” ) (one of the funds constituting Cash Account Trust) (the “Trust” ), including the investment portfolio, as of April 30, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Cash Account Trust) at April 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud,
DWS Tax-Free Money Fund Class S	| 37

and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2021, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
June 24, 2021
38 |	DWS Tax-Free Money Fund Class S

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the DWS Tax-Free Money Fund Class S. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2020 to April 30, 2021).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
DWS Tax-Free Money Fund Class S	| 39

Expenses and Value of a $1,000 Investment
for the six months ended April 30, 2021 (Unaudited)

Actual Fund Return	DWS Tax-Free Money Fund Class S
Beginning Account Value 11/1/20	$1,000.00
Ending Account Value 4/30/21	$1,000.05
Expenses Paid per $1,000*	$ .69
Hypothetical 5% Fund Return
Beginning Account Value 11/1/20	$1,000.00
Ending Account Value 4/30/21	$1,024.10
Expenses Paid per $1,000*	$ .70
*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratio	DWS Tax-Free Money Fund Class S
DWS Tax-Exempt Portfolio	.14%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
Tax Information	(Unaudited)
Of the dividends paid from net investment income for the taxable year ended April 30, 2021, 100% are designated as exempt interest dividends for federal income tax purposes.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.
40 |	DWS Tax-Free Money Fund Class S

Other Information
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings
Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.
DWS Tax-Free Money Fund Class S	| 41

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Tax-Exempt Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2020.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s
42 |	DWS Tax-Free Money Fund Class S

shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2019, the Fund’s performance (DWS Tax-Exempt Cash Premier Shares) was in the 1st quartile, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment
DWS Tax-Free Money Fund Class S	| 43

advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2019). The Board noted that, effective March 1, 2020, the fee paid to DIMA under the Fund’s administrative services agreement was reduced to 0.097%. Based on Broadridge data provided as of December 31, 2019, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares (4th quartile), DWS Tax-Exempt Cash Premier Shares (3rd quartile), Tax-Free Investment Class shares (4th quartile), Tax-Exempt Cash Managed Shares (4th quartile), DWS Tax-Exempt Money Fund shares (3rd quartile) and DWS Tax-Free Money Fund Class S shares (4th quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the
44 |	DWS Tax-Free Money Fund Class S

profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft- dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
The Board also considered that on September 24, 2020, the SEC granted a temporary order permitting DIMA and its affiliates to continue providing investment advisory and underwriting services to the DWS Funds notwithstanding a consent order entered into by Deutsche Bank AG on June 17, 2020 (the “Consent Order” ). The Board noted that the temporary order was granted effective as of the date of the Consent Order. The Board also noted various representations by DIMA to the Board relating to the Consent Order, including that the conduct giving rise to the Consent Order (unintentional conduct that resulted from a system outage that prevented Deutsche Bank AG from reporting data in accordance with applicable CFTC requirements for five days in April 2016) did not involve
DWS Tax-Free Money Fund Class S	| 45

any DWS Fund or services DIMA and its affiliates provide to the DWS Funds, that DIMA and its personnel had no involvement in the alleged conduct giving rise to the Consent Order, and that the DWS Funds would not bear any financial impact or costs relating to the Consent Order.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
46 |	DWS Tax-Free Money Fund Class S

Board Members and Officers
The following table presents certain information regarding the Board Members and Officers of the Trust/Corporation. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust/Corporation. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period.
The Board Members may also serve in similar capacities with other funds in the fund complex. The number of funds in the DWS fund complex shown in the table below includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor.
Independent Board Members

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); former Chairman, National Association of Small Business Investment Companies; former Directorships: ICI Mutual Insurance Company; BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds)	72	—
DWS Tax-Free Money Fund Class S	| 47

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and Chairman of the Board, Healthways, Inc.[2] (population wellbeing and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc.; Oak Brook Bank; Portland General Electric[2] (utility company (2003–2021); and Prisma Energy International. Not-for-Profit Director/Trustee: Palm Beach Civic Association; Window to the World Communications (public media); Life Director of Harris Theater for Music and Dance (Chicago); Life Director of Hubbard Street Dance Chicago; former Not-for-Profit Directorships: Public Radio International	72	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Advisory Board and former Executive Fellow, Hoffman Center for Business Ethics, Bentley University; formerly: Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988). Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	72	—
48 |	DWS Tax-Free Money Fund Class S

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor of Finance, The Wharton School, University of Pennsylvania (since July 1972); Director, The Wharton Financial Institutions Center (1994–2020); formerly: Vice Dean and Director, Wharton Undergraduate Division (1995–2000) and Director, The Lauder Institute of International Management Studies (2000–2006); Member FDIC Systemic Risk Advisory Committee since 2011, member Systemic Risk Council since 2012 and member of the Advisory Board at the Yale Program on Financial Stability since 2013; Formerly Co-Chair of the Shadow Financial Regulatory Committee (2003–2015), Executive Director of The Financial Economists Roundtable (2008–2015), Director of The Thai Capital Fund (2007–2013), Director of The Aberdeen Singapore Fund (2007–2018), and Nonexecutive Director of Barclays Bank DE (2010–2018)	72	Director, Aberdeen Japan Fund (since 2007)
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); formerly: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	72	—
Rebecca W. Rimel (1951) Board Member since 1995	Senior Advisor, The Pew Charitable Trusts (charitable organization) (since July 2020); Director, The Bridgespan Group (nonprofit organization) (since October 2020); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012); President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–2020)	72	Director, Becton Dickinson and Company[2] (medical technology company) (2012–present); Director, BioTelemetry Inc.[2] (acquired by Royal Philips in 2021) (health care) (2009–present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	72	—
DWS Tax-Free Money Fund Class S	| 49

Officers3

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[4]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[5] (1974) President and Chief Executive Officer, 2017–present	Fund Administration (Head since 2017), DWS; Secretary, DWS USA Corporation (2018–present); Assistant Secretary, DWS Distributors, Inc. (2018–present); Director and Vice President, DWS Service Company (2018–present); Assistant Secretary, DWS Investment Management Americas, Inc. (2018–present); Director and President, DB Investment Managers, Inc. (2018–present); President and Chief Executive Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2017–present); formerly: Vice President for the Deutsche funds (2016–2017); Assistant Secretary for the DWS funds (2013–2019); Assistant Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2013–2020); Directorships: Interested Director, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since June 25, 2020); ICI Mutual Insurance Company (since October 16, 2020); and Episcopalian Charities of New York (2018–present)
John Millette[6] (1962) Vice President and Secretary, 1999–present	Legal (Associate General Counsel), DWS; Chief Legal Officer, DWS Investment Management Americas, Inc. (2015–present); Director and Vice President, DWS Trust Company (2016–present); Secretary, DBX ETF Trust (2020–present); Vice President, DBX Advisors LLC (2021–present); Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. 2011–present); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017); and Assistant Secretary, DBX ETF Trust (2019–2020)
Ciara Crawford[7] (1984) Assistant Secretary, (2019–present)	Fund Administration (Specialist), DWS (2015–present); previously, Legal Assistant at Accelerated Tax Solutions.
Diane Kenneally[6] (1966) Chief Financial Officer and Treasurer, 2018–present	Fund Administration Treasurer’s Office (Co-Head since 2018), DWS; Treasurer, Chief Financial Officer and Controller, DBX ETF Trust (2019–present); Treasurer and Chief Financial Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present); formerly: Assistant Treasurer for the DWS funds (2007–2018)
Paul Antosca[6] (1957) Assistant Treasurer, 2007–present	Fund Administration Tax (Head), DWS; and Assistant Treasurer, DBX ETF Trust (2019–present)
Sheila Cadogan[6] (1966) Assistant Treasurer, 2017–present	Fund Administration Treasurer’s Office (Co-Head since 2018), DWS; Director and Vice President, DWS Trust Company (2018–present); Assistant Treasurer, DBX ETF Trust (2019–present); Assistant Treasurer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present)
Scott D. Hogan[6] (1970) Chief Compliance Officer, 2016–present	Anti-Financial Crime & Compliance US (Senior Team Lead), DWS; Chief Compliance Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2016–present)
50 |	DWS Tax-Free Money Fund Class S

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[4]	Business Experience and Directorships During the Past Five Years
Caroline Pearson[6] (1962) Chief Legal Officer, 2010–present	Legal (Senior Team Lead), DWS; Assistant Secretary, DBX ETF Trust (2020–present); Chief Legal Officer, DBX Advisors LLC and DBX Strategic Advisors LLC (2020–present); Chief Legal Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2012–present); formerly: Secretary, Deutsche AM Distributors, Inc. (2002–2017); and Secretary, Deutsche AM Service Company (2010–2017)
Michelle Goveia-Pine[5] (1970) Interim Anti-Money Laundering Compliance Officer, since July 10, 2020	Anti-Financial Crime & Compliance US (Regional Head), DWS; Interim AML Officer, DWS Trust Company (since July 28, 2020); Interim AML Officer, DBX ETF Trust (since July 9, 2020); Interim AML Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since July 24, 2020)
[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.
[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
[3]	As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.
[4]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.
[5]	Address: 875 Third Avenue, New York, NY 10022.
[6]	Address: 100 Summer Street, Boston, MA 02110.
[7]	Address: 5022 Gate Parkway, Suite 400, Jacksonville, FL 32256.
Certain officers hold similar positions for other investment companies for which DIMA or an affiliate serves as the Advisor.
The Fund’s Statement of Additional Information (“SAI” ) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.
DWS Tax-Free Money Fund Class S	| 51

222 South Riverside Plaza
Chicago, IL 60606-5808
DTFMF-2
(R-027591-10 6/21)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. William McClayton, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Cash Account trust: DWS Government & Agency Portfolio

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended April 30,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2021	$28,433	$0	$7,879	$0
2020	$28,433	$0	$8,564	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended April 30,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2021	$0	$57,532	$0
2020	$0	$1,276,578	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended April 30,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2021	$7,879	$57,532	$0	$65,411
2020	$8,564	$1,276,578	$0	$1,285,142

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

In connection with the audit of the 2020 and 2021 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Pursuant to PCAOB Rule 3526, EY is required to describe in writing to the Fund’s Audit Committee, on at least an annual basis, all relationships between EY, or any of its affiliates, and the DWS Funds, including the Fund, or persons in financial reporting oversight roles at the DWS Funds that, as of the date of the communication, may reasonably be thought to bear on EY’s independence. Pursuant to PCAOB Rule 3526, EY has reported the matters set forth below that may reasonably be thought to bear on EY’s independence. With respect to each reported matter, individually and in the aggregate, EY advised the Audit Committee that, after careful consideration of the facts and circumstances and the applicable independence rules, it concluded that the matters do not and will not impair EY’s ability to exercise objective and impartial judgement in connection with the audits of the financial statements for the Fund and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of exercising objective and impartial judgment on all issues encompassed within EY’s audit engagements. EY also confirmed to the Audit Committee that it can continue act as the Independent Registered Public Accounting Firm for the Fund.

•	EY advised the Fund’s Audit Committee that various covered persons within EY’s affiliates held investments in, or had other financial relationships with, entities within the DWS Funds “investment company complex” (as defined in Regulation S-X) (the “DWS Funds Complex”). EY informed the Audit Committee that these investments and financial relationships were inconsistent with Rule 2-01(c)(1) of Regulation S-X. EY reported that all breaches have been resolved and that none of the breaches involved any investments in the Fund or any professionals who were part of the audit engagement team for the Fund. In addition, EY noted that the independence breaches did not (i) create a mutual or conflicting interest with the Fund, (ii) place EY in the position of auditing its own work, (iii) result in EY acting as management or an employee of the Fund, or (iv) place EY in a position of being an advocate of the Fund.

Cash Account trust: DWS Tax Exempt Portfolio

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended April 30,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2021	$30,433	$0	$7,879	$0
2020	$30,433	$0	$8,564	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended April 30,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2021	$0	$57,532	$0
2020	$0	$1,276,578	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended April 30,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2021	$7,879	$57,532	$0	$65,411
2020	$8,564	$1,276,578	$0	$1,285,142

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

In connection with the audit of the 2020 and 2021 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Pursuant to PCAOB Rule 3526, EY is required to describe in writing to the Fund’s Audit Committee, on at least an annual basis, all relationships between EY, or any of its affiliates, and the DWS Funds, including the Fund, or persons in financial reporting oversight roles at the DWS Funds that, as of the date of the communication, may reasonably be thought to bear on EY’s independence. Pursuant to PCAOB Rule 3526, EY has reported the matters set forth below that may reasonably be thought to bear on EY’s independence. With respect to each reported matter, individually and in the aggregate, EY advised the Audit Committee that, after careful consideration of the facts and circumstances and the applicable independence rules, it concluded that the matters do not and will not impair EY’s ability to exercise objective and impartial judgement in connection with the audits of the financial statements for the Fund and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of exercising objective and impartial judgment on all issues encompassed within EY’s audit engagements. EY also confirmed to the Audit Committee that it can continue act as the Independent Registered Public Accounting Firm for the Fund.

•	EY advised the Fund’s Audit Committee that various covered persons within EY’s affiliates held investments in, or had other financial relationships with, entities within the DWS Funds “investment company complex” (as defined in Regulation S-X) (the “DWS Funds Complex”). EY informed the Audit Committee that these investments and financial relationships were inconsistent with Rule 2-01(c)(1) of Regulation S-X. EY reported that all breaches have been resolved and that none of the breaches involved any investments in the Fund or any professionals who were part of the audit engagement team for the Fund. In addition, EY noted that the independence breaches did not (i) create a mutual or conflicting interest with the Fund, (ii) place EY in the position of auditing its own work, (iii) result in EY acting as management or an employee of the Fund, or (iv) place EY in a position of being an advocate of the Fund.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio, each a series of Cash Account Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	6/29/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	6/29/2021

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	6/29/2021